================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                  Date of reporting period: January 31, 2013

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                               JANUARY 31, 2013
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................  1

SCHEDULES OF INVESTMENTS
   U.S. Large Company Portfolio.......................................  2
   U.S. Large Cap Value Portfolio II.................................. 12
   U.S. Large Cap Value Portfolio III................................. 12
   LWAS/DFA U.S. High Book to Market Portfolio........................ 13
   DFA International Value Portfolio.................................. 13
   DFA International Value Portfolio II............................... 14
   DFA International Value Portfolio III.............................. 14
   DFA International Value Portfolio IV............................... 15
   Tax-Managed U.S. Marketwide Value Portfolio II..................... 15
   Emerging Markets Portfolio II...................................... 16
   LWAS/DFA Two-Year Fixed Income Portfolio........................... 17
   LWAS/DFA Two-Year Government Portfolio............................. 19
   Global Equity Portfolio............................................ 20
   Global Allocation 60/40 Portfolio.................................. 21
   Global Allocation 25/75 Portfolio.................................. 23

NOTES TO SCHEDULES OF INVESTMENTS
   Organization....................................................... 24
   Security Valuation................................................. 24
   Financial Instruments.............................................. 25
   Federal Tax Cost................................................... 26
   Recently Issued Accounting Standards............................... 26
   Other.............................................................. 26
   Subsequent Event Evaluations....................................... 27

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series.................................... 29
   The DFA International Value Series................................. 35
   The Emerging Markets Series........................................ 47
   The Tax-Managed U.S. Marketwide Value Series....................... 66

NOTES TO SCHEDULES OF INVESTMENTS
   Organization....................................................... 88
   Security Valuation................................................. 88
   Financial Instruments.............................................. 89
   Federal Tax Cost................................................... 90
   Recently Issued Accounting Standards............................... 90
   Other.............................................................. 90
   Subsequent Event Evaluations....................................... 91

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations
 ADR     American Depository Receipt
 FNMA    Federal National Mortgage Association
 GDR     Global Depositary Receipt
 LLC     Limited Liability Company
 NVDR    Non-Voting Depository Receipt
 P.L.C.  Public Limited Company

Investment Footnotes
 +    See Security Valuation Note within the Notes to Schedules of
      Investments.
 ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
 *    Non-Income Producing Securities.
 #    Total or Partial Securities on Loan.
 @    Security purchased with cash proceeds from securities on loan.
 ^^   See Federal Tax Cost Note within the Notes to Schedules of
      Investments.
 .    Security is being fair valued at January 31, 2013.
 --   Amounts designated as -- are either zero or rounded to zero.
 (S)  Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                        SHARES     VALUE+
                                                                       --------- -----------
COMMON STOCKS -- (97.9%)
Consumer Discretionary -- (11.3%)
    Abercrombie & Fitch Co. Class A...................................    25,172 $ 1,258,600
   *Amazon.com, Inc...................................................   114,648  30,439,044
   *Apollo Group, Inc. Class A........................................    31,652     640,003
   *AutoNation, Inc...................................................    12,327     597,860
   *AutoZone, Inc.....................................................    11,684   4,319,575
   *Bed Bath & Beyond, Inc............................................    72,514   4,256,572
    Best Buy Co., Inc.................................................    84,503   1,374,019
   *Big Lots, Inc.....................................................    18,316     588,859
   *BorgWarner, Inc...................................................    37,028   2,746,737
    Cablevision Systems Corp. Class A.................................    68,270     999,473
   *CarMax, Inc.......................................................    72,393   2,853,732
    Carnival Corp.....................................................   141,065   5,462,037
    CBS Corp. Class B.................................................   186,956   7,799,804
   *Chipotle Mexican Grill, Inc.......................................     9,964   3,059,048
   *Coach, Inc........................................................    89,755   4,577,505
    Comcast Corp. Class A.............................................   840,723  32,014,732
    D.R. Horton, Inc..................................................    88,348   2,090,314
   *Darden Restaurants, Inc...........................................    40,689   1,892,039
   *Delphi Automotive P.L.C...........................................    93,437   3,612,274
   *DIRECTV...........................................................   191,140   9,774,900
   *Discovery Communications, Inc. Class A............................    75,571   5,243,116
   *Dollar General Corp...............................................    83,080   3,839,958
   *Dollar Tree, Inc..................................................    71,885   2,874,681
    Expedia, Inc......................................................    29,442   1,921,090
   *Family Dollar Stores, Inc.........................................    30,304   1,718,237
   *Ford Motor Co..................................................... 1,206,276  15,621,274
   *Fossil, Inc.......................................................    17,090   1,804,362
   #GameStop Corp. Class A............................................    38,339     889,465
    Gannett Co., Inc..................................................    72,701   1,427,121
    Gap, Inc. (The)...................................................    94,042   3,073,293
   *Garmin, Ltd.......................................................    34,544   1,308,872
   *Genuine Parts Co..................................................    49,081   3,338,980
   *Goodyear Tire & Rubber Co. (The)..................................    77,503   1,066,441
   *H&R Block, Inc....................................................    85,833   1,954,417
   *Harley-Davidson, Inc..............................................    71,585   3,752,486
    Harman International Industries, Inc..............................    21,461     961,024
  #*Hasbro, Inc.......................................................    36,587   1,367,256
   *Home Depot, Inc. (The)............................................   473,055  31,656,841
   *International Game Technology.....................................    84,190   1,294,000
    Interpublic Group of Cos., Inc. (The).............................   136,485   1,652,833
   #J.C. Penney Co., Inc..............................................    45,088     916,639
    Johnson Controls, Inc.............................................   216,344   6,726,135
    Kohl's Corp.......................................................    66,950   3,099,116
    Leggett & Platt, Inc..............................................    44,699   1,315,939
   #Lennar Corp. Class A..............................................    51,938   2,157,505
    Limited Brands, Inc...............................................    75,726   3,636,363
   *Lowe's Cos., Inc..................................................   355,833  13,589,262
    Macy's, Inc.......................................................   125,060   4,941,121
    Marriott International, Inc. Class A..............................    77,869   3,113,203
   *Mattel, Inc.......................................................   108,562   4,085,188
   *McDonald's Corp...................................................   317,645  30,268,392
   *McGraw-Hill Cos., Inc. (The)......................................    87,860   5,053,707
   *Netflix, Inc......................................................    17,574   2,903,928
   *Newell Rubbermaid, Inc............................................    90,992   2,136,492
    News Corp. Class A................................................   637,930  17,696,178
   *NIKE, Inc. Class B................................................   230,928  12,481,658
   *Nordstrom, Inc....................................................    48,113   2,657,281
   *Omnicom Group, Inc................................................    83,583   4,536,885

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                       --------- ------------
Consumer Discretionary -- (Continued)
   *O'Reilly Automotive, Inc..........................................    36,264 $  3,359,860
   *PetSmart, Inc.....................................................    34,003    2,224,136
   *Priceline.com, Inc................................................    15,776   10,813,975
   *PulteGroup, Inc...................................................   107,558    2,230,753
   *Ralph Lauren Corp.................................................    19,392    3,228,380
    Ross Stores, Inc..................................................    70,358    4,200,373
   *Scripps Networks Interactive, Inc. Class A........................    27,498    1,698,551
    Staples, Inc......................................................   213,207    2,874,030
   *Starbucks Corp....................................................   235,265   13,203,072
   *Starwood Hotels & Resorts Worldwide, Inc..........................    62,004    3,807,666
    Target Corp.......................................................   205,902   12,438,540
   *Tiffany & Co......................................................    37,703    2,478,972
    Time Warner Cable, Inc............................................    95,477    8,529,915
    Time Warner, Inc..................................................   299,573   15,134,428
   *TJX Cos., Inc. (The)..............................................   230,726   10,424,201
  #*TripAdvisor, Inc..................................................    34,677    1,604,852
   *Urban Outfitters, Inc.............................................    34,623    1,481,518
    V.F. Corp.........................................................    27,881    4,114,678
   *Viacom, Inc. Class B..............................................   146,171    8,821,420
    Walt Disney Co. (The).............................................   560,676   30,209,223
    Washington Post Co. Class B (The).................................     1,423      548,823
    Whirlpool Corp....................................................    24,631    2,841,925
    Wyndham Worldwide Corp............................................    44,378    2,475,849
   *Wynn Resorts, Ltd.................................................    25,140    3,148,031
   *Yum! Brands, Inc..................................................   142,946    9,282,913
                                                                                 ------------
Total Consumer Discretionary..........................................            489,613,950
                                                                                 ------------

Consumer Staples -- (10.4%)
    Altria Group, Inc.................................................   640,717   21,579,349
    Archer-Daniels-Midland Co.........................................   208,361    5,944,539
   *Avon Products, Inc................................................   136,730    2,321,675
    Beam, Inc.........................................................    50,341    3,087,917
   *Brown-Forman Corp. Class B........................................    47,952    3,102,494
  #*Campbell Soup Co..................................................    56,702    2,081,530
   *Clorox Co. (The)..................................................    41,278    3,236,608
   *Coca-Cola Co. (The)............................................... 1,220,380   45,446,951
    Coca-Cola Enterprises, Inc........................................    85,369    2,976,817
   *Colgate-Palmolive Co..............................................   140,517   15,087,310
    ConAgra Foods, Inc................................................   128,937    4,214,951
   *Constellation Brands, Inc. Class A................................    47,915    1,550,529
    Costco Wholesale Corp.............................................   136,813   14,001,442
    CVS Caremark Corp.................................................   394,437   20,195,174
   *Dean Foods Co.....................................................    58,605    1,073,058
   *Dr. Pepper Snapple Group, Inc.....................................    65,843    2,967,544
   *Estee Lauder Cos., Inc. Class A (The).............................    75,952    4,627,755
   *General Mills, Inc................................................   204,140    8,561,632
   *H.J. Heinz Co.....................................................   101,452    6,151,035
   *Hershey Co. (The).................................................    47,314    3,759,097
   *Hormel Foods Corp.................................................    42,417    1,468,052
    J.M. Smucker Co. (The)............................................    34,316    3,041,427
   *Kellogg Co........................................................    78,245    4,577,332
   *Kimberly-Clark Corp...............................................   123,797   11,081,069
    Kraft Foods Group, Inc............................................   187,429    8,662,968
   *Kroger Co. (The)..................................................   162,559    4,502,884
    Lorillard, Inc....................................................   122,862    4,800,218
    McCormick & Co., Inc. Non-Voting..................................    41,926    2,614,086
    Mead Johnson Nutrition Co.........................................    64,233    4,881,708
    Molson Coors Brewing Co. Class B..................................    49,307    2,227,690
    Mondelez International, Inc. Class A..............................   562,247   15,624,844
  #*Monster Beverage Corp.............................................    47,170    2,259,443
   *PepsiCo, Inc......................................................   489,404   35,653,081

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                       --------- ------------
Consumer Staples -- (Continued)
    Philip Morris International, Inc..................................   528,541 $ 46,596,175
    Procter & Gamble Co. (The)........................................   865,075   65,019,037
  #*Reynolds American, Inc............................................   102,569    4,510,985
   #Safeway, Inc......................................................    75,806    1,459,266
   *Sysco Corp........................................................   185,973    5,908,362
    Tyson Foods, Inc. Class A.........................................    90,807    2,008,651
    Walgreen Co.......................................................   271,804   10,861,288
   *Wal-Mart Stores, Inc..............................................   529,194   37,017,120
   *Whole Foods Market, Inc...........................................    54,588    5,254,095
                                                                                 ------------
Total Consumer Staples................................................            451,997,188
                                                                                 ------------

Energy -- (11.0%)
    Anadarko Petroleum Corp...........................................   158,117   12,652,522
    Apache Corp.......................................................   123,797   10,369,237
    Baker Hughes, Inc.................................................   139,098    6,220,463
    Cabot Oil & Gas Corp..............................................    66,390    3,504,064
   *Cameron International Corp........................................    78,057    4,941,789
   #Chesapeake Energy Corp............................................   164,024    3,310,004
    Chevron Corp......................................................   619,226   71,303,874
    ConocoPhillips....................................................   384,060   22,275,480
    CONSOL Energy, Inc................................................    72,066    2,258,548
   *Denbury Resources, Inc............................................   122,440    2,281,057
    Devon Energy Corp.................................................   119,167    6,815,161
   #Diamond Offshore Drilling, Inc....................................    21,993    1,651,454
    Ensco P.L.C.......................................................    73,492    4,671,886
    EOG Resources, Inc................................................    85,703   10,711,161
    EQT Corp..........................................................    47,335    2,812,172
    Exxon Mobil Corp.................................................. 1,442,516  129,783,165
   *FMC Technologies, Inc.............................................    75,214    3,561,383
    Halliburton Co....................................................   293,603   11,943,770
    Helmerich & Payne, Inc............................................    33,450    2,152,173
    Hess Corp.........................................................    94,013    6,313,913
    Kinder Morgan, Inc................................................   200,081    7,495,034
    Marathon Oil Corp.................................................   223,501    7,511,869
    Marathon Petroleum Corp...........................................   107,313    7,963,698
    Murphy Oil Corp...................................................    58,411    3,476,623
   *Nabors Industries, Ltd............................................    91,873    1,531,523
    National Oilwell Varco, Inc.......................................   135,067   10,013,867
   *Newfield Exploration Co...........................................    42,783    1,262,098
    Noble Corp........................................................    79,957    3,238,259
    Noble Energy, Inc.................................................    56,282    6,066,637
    Occidental Petroleum Corp.........................................   256,331   22,626,337
   *Peabody Energy Corp...............................................    84,913    2,135,562
    Phillips 66.......................................................   197,996   11,992,618
    Pioneer Natural Resources Co......................................    38,989    4,582,767
    QEP Resources, Inc................................................    56,353    1,653,961
    Range Resources Corp..............................................    51,453    3,456,098
   *Rowan Cos. P.L.C. Class A.........................................    39,293    1,354,823
    Schlumberger, Ltd.................................................   420,025   32,782,951
   *Southwestern Energy Co............................................   110,556    3,792,071
    Spectra Energy Corp...............................................   210,656    5,852,024
    Tesoro Corp.......................................................    44,431    2,163,345
    Valero Energy Corp................................................   175,132    7,658,522
   *Williams Cos., Inc. (The).........................................   213,190    7,472,310
   *WPX Energy, Inc...................................................    63,021      947,206
                                                                                 ------------
Total Energy..........................................................            476,563,479
                                                                                 ------------

Financials -- (13.3%)
    ACE, Ltd..........................................................   107,510    9,173,828
    Aflac, Inc........................................................   148,356    7,871,769
    Allstate Corp. (The)..............................................   152,428    6,691,589

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        SHARES     VALUE+
                                                                       --------- -----------
Financials -- (Continued)
   *American Express Co...............................................   308,029 $18,115,186
   *American International Group, Inc.................................   467,083  17,669,750
    Ameriprise Financial, Inc.........................................    65,117   4,318,559
    Aon P.L.C.........................................................   100,822   5,821,462
    Assurant, Inc.....................................................    24,902     952,252
    Bank of America Corp.............................................. 3,410,043  38,601,687
    Bank of New York Mellon Corp. (The)...............................   369,732  10,041,921
    BB&T Corp.........................................................   221,357   6,702,690
   *Berkshire Hathaway, Inc. Class B..................................   577,107  55,938,982
    BlackRock, Inc....................................................    39,693   9,378,662
    Capital One Financial Corp........................................   184,037  10,364,964
   *CBRE Group, Inc. Class A..........................................    95,454   2,059,897
    Charles Schwab Corp. (The)........................................   346,945   5,735,001
    Chubb Corp. (The).................................................    82,875   6,655,691
    Cincinnati Financial Corp.........................................    46,324   1,965,991
    Citigroup, Inc....................................................   927,811  39,116,512
    CME Group, Inc....................................................    97,041   5,612,851
    Comerica, Inc.....................................................    60,222   2,069,228
    Discover Financial Services.......................................   159,704   6,131,037
   *E*Trade Financial Corp............................................    81,454     864,227
    Fifth Third Bancorp...............................................   283,946   4,625,480
   #First Horizon National Corp.......................................    78,189     798,310
   *Franklin Resources, Inc...........................................    43,658   5,975,907
   *Genworth Financial, Inc. Class A..................................   155,609   1,426,935
    Goldman Sachs Group, Inc. (The)...................................   139,763  20,665,357
    Hartford Financial Services Group, Inc............................   138,042   3,423,442
    Hudson City Bancorp, Inc..........................................   150,402   1,285,937
    Huntington Bancshares, Inc........................................   270,664   1,883,821
   *IntercontinentalExchange, Inc.....................................    23,007   3,192,221
    Invesco, Ltd......................................................   140,489   3,828,325
    JPMorgan Chase & Co............................................... 1,202,714  56,587,694
    KeyCorp...........................................................   295,393   2,776,694
    Legg Mason, Inc...................................................    37,088   1,025,483
   #Leucadia National Corp............................................    62,680   1,595,206
    Lincoln National Corp.............................................    87,011   2,521,579
    Loews Corp........................................................    98,379   4,266,697
    M&T Bank Corp.....................................................    38,474   3,950,895
    Marsh & McLennan Cos., Inc........................................   172,236   6,110,933
    MetLife, Inc......................................................   345,192  12,889,469
   *Moody's Corp......................................................    61,354   3,363,426
    Morgan Stanley....................................................   437,254   9,991,254
    NASDAQ OMX Group, Inc. (The)......................................    37,050   1,049,256
    Northern Trust Corp...............................................    69,041   3,553,540
    NYSE Euronext.....................................................    76,882   2,657,811
    People's United Financial, Inc....................................   109,985   1,353,915
    Plum Creek Timber Co., Inc........................................    51,120   2,462,962
    PNC Financial Services Group, Inc.................................   167,325  10,340,685
    Principal Financial Group, Inc....................................    87,313   2,707,576
    Progressive Corp. (The)...........................................   176,027   3,958,847
    Prudential Financial, Inc.........................................   146,803   8,496,958
    Regions Financial Corp............................................   447,055   3,478,088
    SLM Corp..........................................................   146,221   2,469,673
    State Street Corp.................................................   147,059   8,183,833
    SunTrust Banks, Inc...............................................   170,478   4,836,461
   *T. Rowe Price Group, Inc..........................................    80,635   5,761,371
    Torchmark Corp....................................................    30,034   1,673,194
    Travelers Cos., Inc. (The)........................................   120,685   9,468,945
    U.S. Bancorp......................................................   594,924  19,691,984
    Unum Group........................................................    87,045   2,029,019
    Wells Fargo & Co.................................................. 1,548,959  53,950,242
    XL Group P.L.C....................................................    95,107   2,636,366

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                       --------- ------------
Financials -- (Continued)
    Zions Bancorporation..............................................    58,272 $  1,358,903
                                                                                 ------------
Total Financials......................................................            576,158,430
                                                                                 ------------

Health Care -- (12.0%)
   *Abbott Laboratories...............................................   500,102   16,943,456
   *AbbVie, Inc.......................................................   500,102   18,348,742
   *Actavis, Inc......................................................    40,420    3,491,884
    Aetna, Inc........................................................   105,859    5,105,580
    Agilent Technologies, Inc.........................................   110,242    4,936,637
   *Alexion Pharmaceuticals, Inc......................................    61,469    5,777,471
   *Allergan, Inc.....................................................    97,300   10,217,473
   *AmerisourceBergen Corp............................................    74,501    3,380,110
    Amgen, Inc........................................................   242,781   20,748,064
   *Bard (C.R.), Inc..................................................    24,219    2,472,033
   *Baxter International, Inc.........................................   173,816   11,791,677
   *Becton Dickinson & Co.............................................    62,314    5,236,869
   *Biogen Idec, Inc..................................................    74,856   11,683,524
   *Boston Scientific Corp............................................   434,394    3,244,923
   *Bristol-Myers Squibb Co...........................................   522,256   18,874,332
    Cardinal Health, Inc..............................................   107,501    4,709,619
   *CareFusion Corp...................................................    70,211    2,179,349
   *Celgene Corp......................................................   133,827   13,243,520
   *Cerner Corp.......................................................    46,138    3,808,692
    Cigna Corp........................................................    90,451    5,276,911
    Coventry Health Care, Inc.........................................    42,555    1,950,296
    Covidien P.L.C....................................................   149,774    9,336,911
   *DaVita HealthCare Partners, Inc...................................    26,520    3,060,673
    DENTSPLY International, Inc.......................................    44,904    1,875,191
   *Edwards Lifesciences Corp.........................................    36,514    3,283,704
   *Eli Lilly & Co....................................................   323,093   17,346,863
   *Express Scripts Holding Co........................................   258,298   13,798,279
   *Forest Laboratories, Inc..........................................    74,065    2,688,560
   *Gilead Sciences, Inc..............................................   479,418   18,913,040
   *Hospira, Inc......................................................    52,273    1,783,555
    Humana, Inc.......................................................    50,060    3,722,462
   *Intuitive Surgical, Inc...........................................    12,580    7,225,700
   *Johnson & Johnson.................................................   876,791   64,812,391
   *Laboratory Corp. of America Holdings..............................    29,930    2,678,735
   *Life Technologies Corp............................................    54,436    3,521,465
   *McKesson Corp.....................................................    74,679    7,858,471
   *Medtronic, Inc....................................................   319,980   14,911,068
    Merck & Co., Inc..................................................   961,839   41,599,537
   *Mylan, Inc........................................................   128,936    3,645,021
    Patterson Cos., Inc...............................................    26,465      956,180
    PerkinElmer, Inc..................................................    36,314    1,279,705
   *Perrigo Co........................................................    27,920    2,806,239
    Pfizer, Inc....................................................... 2,329,422   63,546,632
   #Quest Diagnostics, Inc............................................    50,295    2,914,595
    St. Jude Medical, Inc.............................................    97,503    3,968,372
    Stryker Corp......................................................    91,420    5,727,463
   *Tenet Healthcare Corp.............................................    33,687    1,308,066
    Thermo Fisher Scientific, Inc.....................................   113,967    8,221,579
    UnitedHealth Group, Inc...........................................   323,187   17,843,154
   *Varian Medical Systems, Inc.......................................    34,613    2,445,408
   *Waters Corp.......................................................    27,511    2,519,182
    WellPoint, Inc....................................................    96,072    6,227,387
    Zimmer Holdings, Inc..............................................    54,893    4,095,018
                                                                                 ------------
Total Health Care.....................................................            519,341,768
                                                                                 ------------

Industrials -- (10.0%)
   *3M Co.............................................................   201,404   20,251,172

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                       --------- ------------
Industrials -- (Continued)
    ADT Corp. (The)...................................................    73,549 $  3,493,578
    Avery Dennison Corp...............................................    31,509    1,213,412
   *Boeing Co. (The)..................................................   214,722   15,861,514
   *C.H. Robinson Worldwide, Inc......................................    50,999    3,373,584
   *Caterpillar, Inc..................................................   206,896   20,356,497
    Cintas Corp.......................................................    33,590    1,419,513
    CSX Corp..........................................................   326,314    7,188,697
   *Cummins, Inc......................................................    55,925    6,421,868
    Danaher Corp......................................................   184,092   11,032,634
    Deere & Co........................................................   123,918   11,655,727
    Dover Corp........................................................    56,636    3,918,078
   #Dun & Bradstreet Corp. (The)......................................    14,099    1,149,632
   *Eaton Corp. P.L.C.................................................   146,097    8,320,224
   *Emerson Electric Co...............................................   229,108   13,116,433
    Equifax, Inc......................................................    37,837    2,221,032
    Expeditors International of Washington, Inc.......................    66,119    2,836,505
   *Fastenal Co.......................................................    85,314    4,238,400
    FedEx Corp........................................................    92,417    9,375,705
    Flowserve Corp....................................................    15,814    2,479,161
   *Fluor Corp........................................................    52,681    3,415,309
    General Dynamics Corp.............................................   105,004    6,961,765
    General Electric Co............................................... 3,317,728   73,918,980
   *Honeywell International, Inc......................................   247,848   16,913,148
   *Illinois Tool Works, Inc..........................................   134,898    8,475,641
   *Ingersoll-Rand P.L.C..............................................    88,566    4,551,407
    Iron Mountain, Inc................................................    52,776    1,805,467
   *Jacobs Engineering Group, Inc.....................................    41,154    1,979,919
   *Joy Global, Inc...................................................    33,498    2,116,069
    L-3 Communications Holdings, Inc..................................    29,759    2,259,303
    Lockheed Martin Corp..............................................    84,974    7,381,691
    Masco Corp........................................................   112,981    2,077,721
    Norfolk Southern Corp.............................................    99,991    6,886,380
   #Northrop Grumman Corp.............................................    77,655    5,050,681
   *PACCAR, Inc.......................................................   111,694    5,256,320
   #Pall Corp.........................................................    35,147    2,400,540
   *Parker Hannifin Corp..............................................    47,198    4,387,998
    Pentair, Inc......................................................    66,533    3,371,892
   #Pitney Bowes, Inc.................................................    63,515      915,251
    Precision Castparts Corp..........................................    46,046    8,444,836
   *Quanta Services, Inc..............................................    67,440    1,953,737
    Raytheon Co.......................................................   104,365    5,497,948
    Republic Services, Inc............................................    94,617    3,017,336
   *Robert Half International, Inc....................................    44,527    1,569,131
   *Rockwell Automation, Inc..........................................    44,075    3,931,049
   *Rockwell Collins, Inc.............................................    44,361    2,611,976
    Roper Industries, Inc.............................................    31,129    3,656,101
    Ryder System, Inc.................................................    16,171      918,189
    Snap-on, Inc......................................................    18,423    1,492,631
    Southwest Airlines Co.............................................   233,486    2,617,378
    Stanley Black & Decker, Inc.......................................    53,401    4,102,799
   *Stericycle, Inc...................................................    27,174    2,563,867
    Textron, Inc......................................................    89,166    2,564,414
    Tyco International, Ltd...........................................   147,346    4,454,270
    Union Pacific Corp................................................   148,827   19,564,797
   *United Parcel Service, Inc. Class B...............................   226,377   17,949,432
   *United Technologies Corp..........................................   266,784   23,362,275
   *W.W. Grainger, Inc................................................    18,909    4,118,758
    Waste Management, Inc.............................................   137,965    5,019,167
    Xylem, Inc........................................................    58,782    1,641,781
                                                                                 ------------
Total Industrials.....................................................            431,100,720
                                                                                 ------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        SHARES      VALUE+
                                                                       --------- ------------
Information Technology -- (18.0%)
   *Accenture P.L.C. Class A..........................................   202,020 $ 14,523,219
   *Adobe Systems, Inc................................................   156,628    5,925,237
  #*Advanced Micro Devices, Inc.......................................   191,463      497,804
   *Akamai Technologies, Inc..........................................    56,148    2,285,785
    Altera Corp.......................................................   101,425    3,389,624
   *Amphenol Corp. Class A............................................    50,730    3,427,826
    Analog Devices, Inc...............................................    95,346    4,160,899
   *Apple, Inc........................................................   297,622  135,510,273
    Applied Materials, Inc............................................   378,924    4,891,909
   *Autodesk, Inc.....................................................    71,092    2,764,057
   *Automatic Data Processing, Inc....................................   153,597    9,106,766
   *BMC Software, Inc.................................................    45,099    1,873,863
    Broadcom Corp. Class A............................................   164,166    5,327,187
    CA, Inc...........................................................   106,078    2,632,856
    Cisco Systems, Inc................................................ 1,679,777   34,553,013
   *Citrix Systems, Inc...............................................    59,074    4,321,854
   *Cognizant Technology Solutions Corp. Class A......................    94,976    7,425,224
    Computer Sciences Corp............................................    49,156    2,054,721
    Corning, Inc......................................................   467,569    5,610,828
    Dell, Inc.........................................................   461,706    6,112,987
   *eBay, Inc.........................................................   368,460   20,607,968
   *Electronic Arts, Inc..............................................    96,540    1,518,574
   *EMC Corp..........................................................   666,518   16,403,008
   *F5 Networks, Inc..................................................    25,010    2,623,049
    Fidelity National Information Services, Inc.......................    78,849    2,926,086
   *First Solar, Inc..................................................    18,998      535,364
   *Fiserv, Inc.......................................................    42,229    3,391,411
    FLIR Systems, Inc.................................................    47,466    1,128,267
   *Google, Inc. Class A..............................................    84,209   63,635,899
   *Harris Corp.......................................................    35,929    1,659,920
    Hewlett-Packard Co................................................   622,067   10,270,326
    Intel Corp........................................................ 1,574,341   33,124,135
   *International Business Machines Corp..............................   336,046   68,240,861
   *Intuit, Inc.......................................................    88,047    5,492,372
   *Jabil Circuit, Inc................................................    59,182    1,119,132
   *JDS Uniphase Corp.................................................    74,019    1,074,016
   *Juniper Networks, Inc.............................................   163,121    3,650,648
    KLA-Tencor Corp...................................................    52,683    2,892,824
   *Lam Research Corp.................................................    54,210    2,230,199
   *Linear Technology Corp............................................    73,209    2,680,914
   *LSI Corp..........................................................   175,091    1,232,641
   *MasterCard, Inc. Class A..........................................    33,810   17,527,104
  #*Microchip Technology, Inc.........................................    61,570    2,059,516
   *Micron Technology, Inc............................................   321,943    2,433,889
   *Microsoft Corp.................................................... 2,396,573   65,833,860
   #Molex, Inc........................................................    43,712    1,187,218
   *Motorola Solutions, Inc...........................................    88,746    5,181,879
   *NetApp, Inc.......................................................   113,356    4,080,816
    NVIDIA Corp.......................................................   197,694    2,423,728
   *Oracle Corp....................................................... 1,189,255   42,230,445
   *Paychex, Inc......................................................   102,343    3,339,452
    QUALCOMM, Inc.....................................................   539,132   35,598,886
   *Red Hat, Inc......................................................    61,165    3,398,327
   #SAIC, Inc.........................................................    89,775    1,086,278
  #*Salesforce.com, Inc...............................................    41,332    7,114,477
   *Sandisk Corp......................................................    76,498    3,824,135
   *Seagate Technology................................................   106,296    3,611,938
   *Symantec Corp.....................................................   219,541    4,779,408
    TE Connectivity, Ltd..............................................   133,696    5,198,100
   *Teradata Corp.....................................................    53,501    3,566,377
   *Teradyne, Inc.....................................................    59,433      960,437

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------- ------------
Information Technology -- (Continued)
   *Texas Instruments, Inc............................................ 354,607 $ 11,730,400
   *Total System Services, Inc........................................  50,837    1,181,960
   *VeriSign, Inc.....................................................  49,121    2,132,343
    Visa, Inc......................................................... 164,938   26,045,360
    Western Digital Corp..............................................  69,365    3,260,155
   *Western Union Co. (The)........................................... 188,749    2,685,898
    Xerox Corp........................................................ 399,801    3,202,406
    Xilinx, Inc.......................................................  82,552    3,012,322
   *Yahoo!, Inc....................................................... 329,284    6,463,845
                                                                               ------------
Total Information Technology..........................................          777,984,505
                                                                               ------------

Materials -- (3.5%)
   *Air Products & Chemicals, Inc.....................................  67,342    5,887,711
    Airgas, Inc.......................................................  22,239    2,118,042
    Alcoa, Inc........................................................ 337,648    2,984,808
   #Allegheny Technologies, Inc.......................................  33,953    1,074,612
   *Ball Corp.........................................................  48,676    2,167,056
    Bemis Co., Inc....................................................  32,679    1,165,987
    CF Industries Holdings, Inc.......................................  19,891    4,558,420
   #Cliffs Natural Resources, Inc.....................................  45,083    1,682,047
    Dow Chemical Co. (The)............................................ 379,421   12,217,356
   *E.I. du Pont de Nemours & Co...................................... 295,021   13,998,746
   *Eastman Chemical Co...............................................  48,523    3,452,411
    Ecolab, Inc.......................................................  83,405    6,038,522
    FMC Corp..........................................................  43,469    2,672,039
    Freeport-McMoRan Copper & Gold, Inc............................... 300,352   10,587,408
   *International Flavors & Fragrances, Inc...........................  25,806    1,817,517
    International Paper Co............................................ 138,939    5,754,853
    LyondellBasell Industries NV Class A.............................. 120,106    7,617,123
    MeadWestvaco Corp.................................................  55,304    1,733,780
   *Monsanto Co....................................................... 169,139   17,142,238
    Mosaic Co. (The)..................................................  87,536    5,361,580
    Newmont Mining Corp............................................... 157,065    6,747,512
    Nucor Corp........................................................ 100,496    4,623,821
   *Owens-Illinois, Inc...............................................  52,055    1,238,909
   *PPG Industries, Inc...............................................  48,517    6,689,039
   *Praxair, Inc......................................................  94,006   10,375,442
    Sealed Air Corp...................................................  61,541    1,152,048
   *Sherwin-Williams Co. (The)........................................  27,076    4,390,103
  #*Sigma-Aldrich Corp................................................  38,069    2,943,876
   #United States Steel Corp..........................................  45,648    1,020,233
    Vulcan Materials Co...............................................  41,002    2,319,073
                                                                               ------------
Total Materials.......................................................          151,532,312
                                                                               ------------

Real Estate Investment Trusts -- (2.1%)
    American Tower Corp............................................... 125,084    9,525,147
    Apartment Investment & Management Co. Class A.....................  46,048    1,256,189
    AvalonBay Communities, Inc........................................  36,188    4,696,841
    Boston Properties, Inc............................................  47,731    5,025,120
    Equity Residential................................................ 101,793    5,638,314
    HCP, Inc.......................................................... 143,027    6,635,023
    Health Care REIT, Inc.............................................  82,160    5,162,934
    Host Hotels & Resorts, Inc........................................ 229,301    3,849,964
    Kimco Realty Corp................................................. 128,966    2,678,624
    Prologis, Inc..................................................... 145,825    5,818,418
    Public Storage....................................................  45,618    7,021,979
    Simon Property Group, Inc.........................................  97,874   15,677,457
    Ventas, Inc.......................................................  93,509    6,198,712
    Vornado Realty Trust..............................................  53,592    4,526,380

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                        ---------- --------------
Real Estate Investment Trusts -- (Continued)
    Weyerhaeuser Co....................................................    171,333 $    5,160,550
                                                                                   --------------
Total Real Estate Investment Trusts....................................                88,871,652
                                                                                   --------------
Telecommunication Services -- (2.9%)
    AT&T, Inc..........................................................  1,797,078     62,520,344
    CenturyLink, Inc...................................................    197,509      7,989,239
   *Crown Castle International Corp....................................     92,751      6,540,801
   #Frontier Communications Corp.......................................    315,895      1,443,640
   *MetroPCS Communications, Inc.......................................    100,221      1,005,217
   *Sprint Nextel Corp.................................................    950,620      5,351,991
    Verizon Communications, Inc........................................    902,943     39,377,344
   #Windstream Corp....................................................    186,075      1,812,370
                                                                                   --------------
Total Telecommunication Services.......................................               126,040,946
                                                                                   --------------

Utilities -- (3.4%)
    AES Corp. (The)....................................................    195,365      2,117,757
    AGL Resources, Inc.................................................     37,264      1,557,635
    Ameren Corp........................................................     76,766      2,490,289
    American Electric Power Co., Inc...................................    153,526      6,953,193
    CenterPoint Energy, Inc............................................    135,237      2,764,244
    CMS Energy Corp....................................................     83,496      2,145,847
    Consolidated Edison, Inc...........................................     92,661      5,270,558
    Dominion Resources, Inc............................................    181,799      9,837,144
    DTE Energy Co......................................................     54,441      3,446,660
    Duke Energy Corp...................................................    222,813     15,316,166
    Edison International, Inc..........................................    103,082      4,967,522
    Entergy Corp.......................................................     56,232      3,632,587
    Exelon Corp........................................................    270,284      8,497,729
    FirstEnergy Corp...................................................    132,318      5,357,556
   #Integrys Energy Group, Inc.........................................     24,648      1,347,999
    NextEra Energy, Inc................................................    133,896      9,647,207
    NiSource, Inc......................................................     98,002      2,648,994
    Northeast Utilities, Inc...........................................     99,327      4,045,589
   *NRG Energy, Inc....................................................    101,966      2,447,184
   *ONEOK, Inc.........................................................     64,736      3,043,239
   #Pepco Holdings, Inc................................................     72,601      1,417,172
    PG&E Corp..........................................................    136,041      5,800,788
    Pinnacle West Capital Corp.........................................     34,707      1,852,660
    PPL Corp...........................................................    184,044      5,574,693
    Public Service Enterprise Group, Inc...............................    160,065      4,990,827
    SCANA Corp.........................................................     41,697      1,951,837
    Sempra Energy......................................................     71,162      5,340,708
    Southern Co. (The).................................................    276,555     12,232,028
    TECO Energy, Inc...................................................     64,412      1,144,601
    Wisconsin Energy Corp..............................................     72,791      2,870,149
    Xcel Energy, Inc...................................................    154,276      4,285,787
                                                                                   --------------
Total Utilities........................................................               144,996,349
                                                                                   --------------
TOTAL COMMON STOCKS....................................................             4,234,201,299
                                                                                   --------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares........................................................... 48,974,930     48,974,930
                                                                                   --------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT
                                                                         (000)        VALUE+
                                                                       ---------- --------------
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@DFA Short Term Investment Fund....................................  3,621,834 $   41,904,622
   @Repurchase Agreement, JPMorgan Securities LLC 0.20%, 02/01/13
     (Collateralized by $307,859 FNMA, rates ranging from 2.100%(r)
     to 6.163%(r), maturities ranging from 01/01/23 to 10/01/42,
     valued at $308,625) to be repurchased at $298,894................ $      299        298,892
                                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                42,203,514
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $2,588,726,457)^^...............................................            $4,325,379,743
                                                                                  ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Valuation Note):

                                                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       --------------------------------------------------
                                                                          LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                                                       -------------- ----------- -------- --------------
Common Stocks
  Consumer Discretionary.............................................. $  489,613,950          --       -- $  489,613,950
  Consumer Staples....................................................    451,997,188          --       --    451,997,188
  Energy..............................................................    476,563,479          --       --    476,563,479
  Financials..........................................................    576,158,430          --       --    576,158,430
  Health Care.........................................................    519,341,768          --       --    519,341,768
  Industrials.........................................................    431,100,720          --       --    431,100,720
  Information Technology..............................................    777,984,505          --       --    777,984,505
  Materials...........................................................    151,532,312          --       --    151,532,312
  Real Estate Investment Trusts.......................................     88,871,652          --       --     88,871,652
  Telecommunication Services..........................................    126,040,946          --       --    126,040,946
  Utilities...........................................................    144,996,349          --       --    144,996,349
Temporary Cash Investments............................................     48,974,930          --       --     48,974,930
Securities Lending Collateral.........................................             -- $42,203,514       --     42,203,514
Future Contracts**....................................................      1,699,927          --       --      1,699,927
                                                                       -------------- ----------- -------- --------------
TOTAL................................................................. $4,284,876,156 $42,203,514       -- $4,327,079,670
                                                                       ============== =========== ======== ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           SCHEDULES OF INVESTMENTS

                               JANUARY 31, 2013

                                  (UNAUDITED)

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company....................................................... $127,761,993
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $83,918,557)^^................................................... $127,761,993
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                           VALUE+
                                                                       --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company....................................................... $2,244,211,497
                                                                       --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $1,513,479,722)^^................................................ $2,244,211,497
                                                                       ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED


                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                                                                         VALUE+
                                                                       -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company....................................................... $63,762,583
                                                                       -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $38,159,763)^^................................................... $63,762,583
                                                                       ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO

                                                                           VALUE+
                                                                       --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company............................................ $6,001,710,367
                                                                       --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $5,184,742,968)^^................................................ $6,001,710,367
                                                                       ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED


                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company............................................ $104,262,131
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $89,636,649)^^........................................... $104,262,131
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III

AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company............................................ $1,439,967,134
                                                                       --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,237,503,749)^^........................................ $1,439,967,134
                                                                       ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs,is located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED


                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company............................................ $254,148,247
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $214,669,217)^^.............................................. $254,148,247
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                                           VALUE+
                                                                       --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA
  Investment Trust Company............................................ $1,040,031,036
                                                                       --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $739,535,065)^^.............................................. $1,040,031,036
                                                                       ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED


                         EMERGING MARKETS PORTFOLIO II

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust
  Company............................................................. $121,390,041
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $39,728,771)^^............................................... $121,390,041
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                        FACE
                                                                       AMOUNT    VALUE+
                                                                       ------- -----------
                                                                       (000)
AGENCY OBLIGATIONS -- (38.0%)
Federal Home Loan Bank
   2.375%, 03/14/14................................................... $15,300 $15,672,203
   2.500%, 06/13/14...................................................   2,300   2,370,937
Federal Home Loan Mortgage Corporation
   1.375%, 02/25/14...................................................   1,200   1,215,134
   0.375%, 02/27/14...................................................   5,000   5,009,810
Federal National Mortgage Association
   0.750%, 12/18/13...................................................   4,900   4,925,862
   2.750%, 03/13/14...................................................   1,000   1,028,452
   4.125%, 04/15/14...................................................   1,700   1,780,039
   1.125%, 06/27/14...................................................   1,200   1,215,160
                                                                               -----------
TOTAL AGENCY OBLIGATIONS..............................................          33,217,597
                                                                               -----------
BONDS -- (57.0%)
Agence Francaise de Developpement
   1.250%, 06/09/14...................................................   2,000   2,019,880
Bank Nederlandse Gemeenten NV
   5.000%, 05/16/14...................................................     500     527,900
Bank of Nova Scotia Floating Rate Note
(r) 0.663%, 08/01/14..................................................   2,000   2,003,854
Berkshire Hathaway, Inc. Floating Rate Note
(r) 1.010%, 08/15/14..................................................   1,500   1,514,457
Caisse d'Amortissement de la Dette Sociale
   3.500%, 07/01/14...................................................   1,000   1,041,908
   1.250%, 07/11/14...................................................   1,200   1,213,920
Commonwealth Bank of Australia
   3.750%, 10/15/14...................................................   1,500   1,573,350
Council of Europe Development Bank
   4.500%, 06/30/14...................................................   1,000   1,056,260
European Investment Bank
   1.250%, 02/14/14...................................................   1,300   1,311,908
   4.750%, 10/15/14...................................................     900     965,650
General Electric Capital Corp.
   5.500%, 06/04/14...................................................   2,000   2,130,494
JPMorgan Chase & Co.
   2.050%, 01/24/14...................................................   1,000   1,015,669
JPMorgan Chase & Co. Floating Rate Note
(r) 1.058%, 05/02/14..................................................     700     705,633
Kommunalbanken AS
   1.000%, 06/16/14...................................................   1,560   1,573,478
Kommunekredit
   0.750%, 09/02/14...................................................   1,000   1,005,047
Kreditanstalt fur Wiederaufbau
   1.500%, 04/04/14...................................................   1,800   1,825,043
Landwirtschaftliche Rentenbank
   3.250%, 03/15/13...................................................   1,000   1,003,340
Manitoba, Province of Canada
   1.375%, 04/28/14...................................................   1,000   1,012,770
National Australia Bank, Ltd. Floating Rate Note
(r) 1.460%, 02/14/14..................................................   2,000   2,022,598
Nederlandse Waterschapsbank NV
   1.375%, 05/16/14...................................................   1,800   1,820,916
   1.250%, 10/20/14...................................................     800     809,800
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.745%, 04/05/13..................................................   2,000   2,001,812
Oesterreichische Kontrollbank AG
   1.375%, 01/21/14...................................................     500     505,324
Ontario Electricity Financial Corp.
   7.450%, 03/31/13...................................................   2,000   2,021,800
Ontario, Province of Canada
   1.375%, 01/27/14...................................................   1,000   1,010,170
   4.100%, 06/16/14...................................................     800     840,725
Rabobank Nederland NV
   1.875%, 12/15/14...................................................   2,000   2,038,680
Rabobank Nederland NV Floating Rate Note
(r) 0.683%, 01/17/14..................................................     500     501,476
Royal Bank of Canada
   1.125%, 01/15/14...................................................   1,500   1,511,165
   1.450%, 10/30/14...................................................     500     508,287
Sanofi-Aventis SA
   1.625%, 03/28/14...................................................   2,000   2,028,474
Societe Financement del'Economie Francaise
   2.875%, 09/22/14...................................................     500     519,482
State of North Rhine-Westphalia
   1.625%, 09/17/14...................................................     500     507,460
Svensk Exportkredit AB
   3.250%, 09/16/14...................................................     700     731,780

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED



                                                                                   FACE
                                                                                  AMOUNT    VALUE+
                                                                                 -------- -----------
                                                                                  (000)
Svenska Handelsbanken Floating Rate Note
(r) 0.811%, 08/30/13............................................................ $  2,000 $ 2,006,304
Total Capital Canada, Ltd.
   1.625%, 01/28/14.............................................................    2,000   2,026,224
Toyota Motor Credit Corp.
   1.375%, 08/12/13.............................................................    1,600   1,609,016
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.481%, 12/05/14............................................................      400     400,296
U.S. Bancorp
   2.000%, 06/14/13.............................................................      800     804,979
                                                                                          -----------
TOTAL BONDS.....................................................................           49,727,329
                                                                                          -----------
COMMERCIAL PAPER -- (4.6%)
Banque et Caisse d'Epargne del'Etat.............................................
   0.270%, 03/20/13.............................................................      400     399,900
   0.265%, 03/27/13............................................................. $  1,000 $   999,684
Caisse des Depots et Consignations
   0.280%, 03/28/13.............................................................    2,000   1,999,341
Standard Chartered Bank
   0.230%, 05/01/13.............................................................      600     599,655
                                                                                          -----------
TOTAL COMMERCIAL PAPER..........................................................            3,998,580
                                                                                          -----------

                                                                                  SHARES
                                                                                 --------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........  353,178     353,178
                                                                                          -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $87,072,470)^^..............................          $87,296,684
                                                                                          ===========

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                                    -----------------------------------------
                                                    LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                    -------- ----------- -------- -----------
Agency Obligations.................................       -- $33,217,597       -- $33,217,597
Bonds..............................................       --  49,727,329       --  49,727,329
Commercial Paper...................................       --   3,998,580       --   3,998,580
Temporary Cash Investments......................... $353,178          --       --     353,178
                                                    -------- ----------- -------- -----------
TOTAL.............................................. $353,178 $86,943,506       -- $87,296,684
                                                    ======== =========== ======== ===========


              See accompanying Notes to Schedules of Investments.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT      VALUE+
                                                         ---------- ------------
                                                           (000)
AGENCY OBLIGATIONS -- (99.3%)
Federal Home Loan Bank
   3.125%, 12/13/13..................................... $    6,710 $  6,881,045
   0.875%, 12/27/13.....................................     29,500   29,685,407
   2.375%, 03/14/14.....................................     18,000   18,437,886
   1.375%, 05/28/14.....................................      7,000    7,113,351
   2.500%, 06/13/14.....................................     16,600   17,111,977
   5.250%, 06/18/14.....................................     17,700   18,931,566
   1.375%, 09/12/14.....................................     19,800   20,150,955
   0.875%, 12/12/14.....................................     22,000   22,237,644
                                                                    ------------
TOTAL AGENCY OBLIGATIONS................................             140,549,831
                                                                    ------------
                                                           SHARES
                                                         ----------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   BlackRock Liquidity Funds FedFund Portfolio..........  1,011,789    1,011,789
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $141,347,347)^^................................            $141,561,620
                                                                    ============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                     LEVEL 1     LEVEL 2    LEVEL 3     TOTAL
                                    ---------- ------------ -------- ------------
Agency Obligations.................         -- $140,549,831       -- $140,549,831
Temporary Cash Investments......... $1,011,789           --       --    1,011,789
                                    ---------- ------------ -------- ------------
TOTAL.............................. $1,011,789 $140,549,831       -- $141,561,620
                                    ========== ============ ======== ============

              See accompanying Notes to Schedules of Investments.

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                          SHARES       VALUE+
                                                                        ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment
  Dimensions Group Inc................................................. 86,541,281 $1,120,709,589
Investment in International Core Equity Portfolio of DFA Investment
  Dimensions Group Inc................................................. 57,780,292    642,516,847
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc................................................. 28,593,913    374,580,260
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc......................................  9,789,628    201,470,544
Investment in DFA Real Estate Securities Portfolio of DFA Investment
  Dimensions Group Inc.................................................  1,278,784     34,872,440
Investment in The Canadian Small Company Series The DFA Investment
  Trust Company........................................................                     1,034
                                                                                   --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,814,319,435).............................................             2,374,150,714
                                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
     (Cost $1,297,266).................................................  1,297,266      1,297,266
                                                                                   --------------
   TOTAL INVESTMENTS--(100.0%)
     (Cost $1,815,616,701)^^...........................................            $2,375,447,980
                                                                                   ==============

Summary of the Global Fund's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------------
                                                      LEVEL 1     LEVEL 2  LEVEL 3      TOTAL
                                                   -------------- -------- -------- --------------
Affiliated Investment Companies................... $2,374,150,714       --       -- $2,374,150,714
Temporary Cash Investments........................      1,297,266       --       --      1,297,266
                                                   -------------- -------- -------- --------------
TOTAL............................................. $2,375,447,980       --       -- $2,375,447,980
                                                   ============== ======== ======== ==============

              See accompanying Notes to Schedules of Investments.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                         SHARES       VALUE+
                                                                       ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment
  Dimensions Group Inc................................................ 33,382,443 $  432,302,637
Investment in International Core Equity Portfolio of DFA Investment
  Dimensions Group Inc................................................ 22,047,212    245,164,997
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 22,179,418    227,339,034
Investment in DFA Short-Term Extended Quality Portfolio of DFA
  Investment Dimensions Group Inc..................................... 13,852,248    150,989,503
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc................................................ 10,904,873    142,853,836
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.....................................  3,696,837     76,080,905
Investment in DFA Inflation-Protected Securities Portfolio of DFA
  Investment Dimensions Group Inc.....................................  2,943,371     37,410,245
Investment in DFA Intermediate-Term Extended Quality Portfolio of DFA
  Investment Dimensions Group Inc.....................................  6,911,628     75,060,280
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc.....................................  6,774,862     75,200,968
Investment in DFA Real Estate Securities Portfolio of DFA Investment
  Dimensions Group Inc................................................    469,240     12,796,175
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................  3,625,224     37,267,303
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,302,348,187)............................................             1,512,465,883
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
  (Cost $235).........................................................        235            235
                                                                                  --------------
   TOTAL INVESTMENTS - (100.0%) (Cost $1,302,348,422)^^...............            $1,512,466,118
                                                                                  ==============

SCHEDULE OF INVESTMENTS
CONTINUED



Summary of the Global Fund's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                  -----------------------------------------------
                                     LEVEL 1     LEVEL 2  LEVEL 3      TOTAL
                                  -------------- -------- -------- --------------
Affiliated Investment Companies.. $1,512,465,883       --       -- $1,512,465,883
Temporary Cash Investments.......            235       --       --            235
                                  -------------- -------- -------- --------------
TOTAL............................ $1,512,466,118       --       -- $1,512,466,118
                                  ============== ======== ======== ==============


              See accompanying Notes to Schedules of Investments.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                                                     SHARES      VALUE+
                                                                                                   ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc                                                                                              13,262,060 $133,151,082
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc     12,215,680  133,150,912
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc   3,806,795   48,384,364
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc                   4,174,891   54,064,838
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc            2,828,609   31,454,132
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc                   1,343,506   17,599,929
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc           466,423    9,598,985
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc              64,917    1,770,287
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions
  Group Inc                                                                                         1,658,946   17,053,965
                                                                                                              ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $407,642,070)..........................................................................             446,228,494
                                                                                                              ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares
  (Cost $210)                                                                                             210          210
                                                                                                              ------------
   TOTAL INVESTMENTS - (100.0%) (Cost $407,642,280)^^.............................................            $446,228,704
                                                                                                              ============

Summary of the Global Fund's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       -------------------------------------------
                                                                         LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                                                       ------------ -------- -------- ------------
Affiliated Investment Companies....................................... $446,228,494       --       -- $446,228,494
Temporary Cash Investments............................................          210       --       --          210
                                                                       ------------ -------- -------- ------------
TOTAL................................................................. $446,228,704       --       -- $446,228,704
                                                                       ============ ======== ======== ============

              See accompanying Notes to Schedules of Investments.

ORGANIZATION

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2013, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

   The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Each Feeder Fund primarily invests in a corresponding Series. Their investment reflects a proportionate interest in the net assets of their corresponding Series. These valuations are classified as Level 1 in the hierarchy.

   Master Fund shares held by Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Global Funds' investment in partnerships reflect their proportionate interest in the net assets of their corresponding partnerships. These securities are generally categorized as Level 1 in the hierarchy.

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   A summary of the inputs used to value the Portfolios' investments by each major security type and/or industry is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 for the period ended January 31, 2013.

FINANCIAL INSTRUMENTS

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At January 31, 2013, U.S Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands)

                                                                                                   APPROXIMATE
                                                         EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                          DESCRIPTION       DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                         --------------- ---------- --------- -------- ----------- -----------
U.S. Large Company Portfolio............ S&P 500 E-Mini
                                               Index(R)  3/15/2013     792    $59,135    $1,700       $548

FEDERAL TAX COST

   At January 31, 2013, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio.......................................... $2,882,227,826
U.S. Large Cap Value Portfolio II.....................................     83,918,557
U.S. Large Cap Value Portfolio III....................................  1,513,479,722
LWAS/DFA U.S. High Book to Market Portfolio...........................     38,159,763
DFA International Value Portfolio.....................................  5,184,742,968
DFA International Value Portfolio II..................................     89,636,649
DFA International Value Portfolio III.................................  1,237,503,749
DFA International Value Portfolio IV..................................    214,669,217
Tax-Managed U.S. Marketwide Value Portfolio II........................    739,535,065
Emerging Markets Portfolio II.........................................     39,728,771
LWAS/DFA Two-Year Fixed Income Portfolio..............................     87,072,470
LWAS/DFA Two-Year Government Portfolio................................    141,347,347
Global Equity Portfolio...............................................  1,935,630,710
Global Allocation 60/40 Portfolio.....................................  1,313,995,952
Global Allocation 25/75 Portfolio.....................................    411,671,253

RECENTLY ISSUED ACCOUNTING STANDARDS

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                       THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                         SHARES       VALUE+
                                                                       ---------- --------------
COMMON STOCKS -- (98.0%)
Consumer Discretionary -- (14.8%)
   #Autoliv, Inc......................................................     15,252 $    1,003,582
    Best Buy Co., Inc.................................................    238,090      3,871,343
    Carnival Corp.....................................................  2,385,423     92,363,579
    CBS Corp. Class A.................................................      7,236        301,524
    CBS Corp. Class B.................................................    433,868     18,100,973
    Comcast Corp. Class A............................................. 10,008,890    381,138,531
    Comcast Corp. Special Class A.....................................  3,843,964    141,188,798
    D.R. Horton, Inc..................................................  1,448,033     34,260,461
    Dillard's, Inc. Class A...........................................    111,517      9,413,150
   #GameStop Corp. Class A............................................    598,147     13,877,010
    Gannett Co., Inc..................................................    334,290      6,562,113
   *General Motors Co.................................................  1,388,838     39,012,459
   *Hyatt Hotels Corp. Class A........................................     26,422      1,058,730
   #J.C. Penney Co., Inc..............................................  1,068,585     21,724,333
    Johnson Controls, Inc.............................................    134,142      4,170,475
    Kohl's Corp.......................................................     38,274      1,771,703
    Lear Corp.........................................................      3,560        174,440
   #Lennar Corp. Class A..............................................    802,616     33,340,669
    Lennar Corp. Class B Voting.......................................      4,809        159,082
   *Liberty Interactive Corp. Class A.................................  2,586,058     54,979,593
   *Liberty Ventures Series A.........................................    122,067      9,109,860
   *Madison Square Garden Co. Class A (The)...........................      5,030        261,661
  #*MGM Resorts International.........................................  2,389,018     30,507,760
   *Mohawk Industries, Inc............................................    365,371     37,143,616
    News Corp. Class A................................................  6,320,782    175,338,493
    News Corp. Class B................................................  2,691,868     76,018,352
  #*Orchard Supply Hardware Stores Corp. Class A......................     19,473        138,842
  #*Penn National Gaming, Inc.........................................    286,620     13,946,929
   *PulteGroup, Inc...................................................     20,241        419,798
    Royal Caribbean Cruises, Ltd......................................  1,043,290     37,767,098
   #Sears Canada, Inc.................................................    200,759      1,907,210
  #*Sears Holdings Corp...............................................    530,407     24,902,609
    Service Corp. International.......................................    219,283      3,273,895
   #Staples, Inc......................................................    696,416      9,387,688
    Time Warner Cable, Inc............................................  1,921,256    171,645,011
    Time Warner, Inc..................................................  4,810,759    243,039,545
   *Toll Brothers, Inc................................................    347,828     13,026,159
   *TRW Automotive Holdings Corp......................................     18,051      1,040,279
    Washington Post Co. Class B (The).................................     32,261     12,442,422
    Whirlpool Corp....................................................    219,825     25,363,408
    Wyndham Worldwide Corp............................................    331,053     18,469,447
                                                                                  --------------
Total Consumer Discretionary..........................................             1,763,622,630
                                                                                  --------------

Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co.........................................  3,155,848     90,036,343
    Beam, Inc.........................................................     69,924      4,289,138
    Bunge, Ltd........................................................    535,848     42,685,652
   *Constellation Brands, Inc. Class A................................    933,566     30,210,196
   *Constellation Brands, Inc. Class B................................        153          4,985
    CVS Caremark Corp.................................................  5,746,668    294,229,402
    Ingredion, Inc....................................................      5,663        374,154
    J.M. Smucker Co. (The)............................................    539,640     47,828,293
    Kraft Foods Group, Inc............................................  1,530,031     70,718,033
    Molson Coors Brewing Co. Class B..................................    763,563     34,497,776
    Mondelez International, Inc. Class A..............................  7,128,852    198,110,797
   #Safeway, Inc......................................................  1,082,518     20,838,472
   *Smithfield Foods, Inc.............................................    756,389     17,631,428
    Tyson Foods, Inc. Class A.........................................  1,426,374     31,551,393

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                         SHARES       VALUE+
                                                                       ---------- --------------
Consumer Staples -- (Continued)
    Walgreen Co.......................................................     74,210 $    2,965,432
                                                                                  --------------
Total Consumer Staples................................................               885,971,494
                                                                                  --------------

Energy -- (19.9%)
    Anadarko Petroleum Corp...........................................  2,441,476    195,366,910
    Apache Corp.......................................................  1,208,836    101,252,103
   *Atwood Oceanics, Inc..............................................      4,143        218,626
    Baker Hughes, Inc.................................................    220,682      9,868,899
   #Chesapeake Energy Corp............................................  3,251,150     65,608,207
    Chevron Corp......................................................  3,265,672    376,042,131
    Cimarex Energy Co.................................................        390         24,905
    ConocoPhillips....................................................  5,374,243    311,706,094
   *Denbury Resources, Inc............................................  1,415,410     26,369,088
    Devon Energy Corp.................................................  1,094,855     62,614,757
    EOG Resources, Inc................................................    179,823     22,474,279
    Helmerich & Payne, Inc............................................    513,387     33,031,320
    Hess Corp.........................................................  1,567,373    105,264,771
    HollyFrontier Corp................................................    247,434     12,921,003
    Marathon Oil Corp.................................................  3,446,808    115,847,217
    Marathon Petroleum Corp...........................................  1,791,952    132,980,758
   *McDermott International, Inc......................................      8,791        106,986
    Murphy Oil Corp...................................................    689,754     41,054,158
   *Nabors Industries, Ltd............................................  1,355,841     22,601,869
    National Oilwell Varco, Inc.......................................  1,661,481    123,182,201
   *Newfield Exploration Co...........................................     13,842        408,339
    Noble Corp........................................................    563,513     22,822,276
    Noble Energy, Inc.................................................     42,446      4,575,254
    Occidental Petroleum Corp.........................................    670,067     59,146,814
   #Patterson-UTI Energy, Inc.........................................    732,485     14,898,745
   *Peabody Energy Corp...............................................     99,715      2,507,832
    Phillips 66.......................................................  2,855,170    172,937,647
    Pioneer Natural Resources Co......................................    517,832     60,865,973
   *Plains Exploration & Production Co................................    664,529     31,731,260
    QEP Resources, Inc................................................    434,902     12,764,374
   *Rowan Cos. P.L.C. Class A.........................................    595,894     20,546,425
    Tesoro Corp.......................................................    605,336     29,473,810
   #Tidewater, Inc....................................................    273,815     13,463,484
    Transocean, Ltd...................................................    484,976     27,502,989
    Valero Energy Corp................................................  2,806,975    122,749,017
   *Weatherford International, Ltd....................................  1,009,406     13,475,570
   *Whiting Petroleum Corp............................................     74,341      3,537,145
                                                                                  --------------
Total Energy..........................................................             2,371,943,236
                                                                                  --------------

Financials -- (21.2%)
    Allied World Assurance Co. Holdings AG............................    188,355     15,978,154
    Allstate Corp. (The)..............................................  1,330,135     58,392,926
    Alterra Capital Holdings, Ltd.....................................     27,565        839,906
   *American Capital, Ltd.............................................    789,016     10,541,254
    American Financial Group, Inc.....................................    491,543     20,920,070
   *American International Group, Inc.................................  3,099,832    117,266,645
    American National Insurance Co....................................     74,848      5,779,014
   #Assurant, Inc.....................................................    396,269     15,153,327
    Assured Guaranty, Ltd.............................................     18,939        343,364
    Axis Capital Holdings, Ltd........................................    613,817     23,490,777
    Bank of America Corp.............................................. 33,053,149    374,161,647
    Bank of New York Mellon Corp. (The)...............................  1,249,529     33,937,208
    Capital One Financial Corp........................................    839,976     47,307,448
   *CIT Group, Inc....................................................     84,121      3,562,524
    Citigroup, Inc....................................................  9,411,326    396,781,504
    CME Group, Inc....................................................  1,599,345     92,506,115
    CNA Financial Corp................................................    791,414     24,652,546

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                         SHARES       VALUE+
                                                                       ---------- --------------
Financials -- (Continued)
    Comerica, Inc.....................................................      5,333 $      183,242
   *E*Trade Financial Corp............................................     57,660        611,773
    Everest Re Group, Ltd.............................................    231,133     26,767,513
    First Niagara Financial Group, Inc................................     53,740        421,322
   *Genworth Financial, Inc. Class A..................................  2,390,330     21,919,326
    Goldman Sachs Group, Inc. (The)...................................    786,395    116,276,365
    Hartford Financial Services Group, Inc............................  2,129,402     52,809,170
    Hudson City Bancorp, Inc..........................................     74,986        641,130
    JPMorgan Chase & Co...............................................  3,421,484    160,980,822
    KeyCorp...........................................................  3,863,464     36,316,562
   #Legg Mason, Inc...................................................    659,937     18,247,258
    Lincoln National Corp.............................................  1,442,787     41,811,967
    Loews Corp........................................................  2,050,343     88,923,376
    MetLife, Inc......................................................  4,759,859    177,733,135
    Morgan Stanley....................................................  4,259,405     97,327,404
    NASDAQ OMX Group, Inc. (The)......................................    815,514     23,095,356
    NYSE Euronext.....................................................     89,026      3,077,629
    Old Republic International Corp...................................  1,267,693     14,451,700
    PartnerRe, Ltd....................................................    190,433     16,699,070
    People's United Financial, Inc....................................     71,810        883,981
    Principal Financial Group, Inc....................................    472,548     14,653,713
    Prudential Financial, Inc.........................................  2,267,142    131,222,179
    Regions Financial Corp............................................  5,735,171     44,619,630
    Reinsurance Group of America, Inc.................................    363,743     20,875,211
    SunTrust Banks, Inc...............................................  2,564,707     72,760,738
    Unum Group........................................................  1,374,339     32,035,842
    Validus Holdings, Ltd.............................................    283,912     10,337,236
    XL Group P.L.C....................................................  1,435,288     39,786,183
    Zions Bancorporation..............................................    777,171     18,123,628
                                                                                  --------------
Total Financials......................................................             2,525,206,890
                                                                                  --------------

Health Care -- (9.2%)
    Aetna, Inc........................................................  1,693,713     81,687,778
   *Bio-Rad Laboratories, Inc. Class A................................      1,004        114,245
   *Boston Scientific Corp............................................  6,689,559     49,971,006
   *CareFusion Corp...................................................    917,825     28,489,288
    Cigna Corp........................................................    316,096     18,441,041
    Coventry Health Care, Inc.........................................    670,877     30,746,293
   *Endo Health Solutions, Inc........................................    173,568      5,495,163
   *Forest Laboratories, Inc..........................................    293,868     10,667,408
  #*Hologic, Inc......................................................  1,229,548     29,312,424
   *Hospira, Inc......................................................      8,010        273,301
    Humana, Inc.......................................................    698,778     51,961,132
   *Life Technologies Corp............................................    112,073      7,250,002
    Omnicare, Inc.....................................................    574,710     22,384,954
    PerkinElmer, Inc..................................................    438,767     15,462,149
    Pfizer, Inc....................................................... 17,099,333    466,469,804
    Teleflex, Inc.....................................................     90,735      6,805,125
    Thermo Fisher Scientific, Inc.....................................  1,932,026    139,376,356
    UnitedHealth Group, Inc...........................................    166,371      9,185,343
    Universal Health Services, Inc. Class B...........................      8,413        476,512
    WellPoint, Inc....................................................  1,824,634    118,272,776
                                                                                  --------------
Total Health Care.....................................................             1,092,842,100
                                                                                  --------------

Industrials -- (12.8%)
    ADT Corp. (The)...................................................    686,732     32,619,770
   *AGCO Corp.........................................................    252,065     13,359,445
    CNH Global NV.....................................................      6,633        316,659
    CSX Corp..........................................................  5,517,066    121,540,964
   *Engility Holdings, Inc............................................     67,955      1,308,134
    FedEx Corp........................................................    210,932     21,399,051

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                         SHARES       VALUE+
                                                                       ---------- --------------
Industrials -- (Continued)
   *Fortune Brands Home & Security, Inc...............................    742,497 $   24,309,352
    General Dynamics Corp.............................................    180,052     11,937,448
    General Electric Co............................................... 21,445,555    477,806,965
   *Hertz Global Holdings, Inc........................................    884,299     16,164,986
   *Ingersoll-Rand P.L.C..............................................    566,849     29,130,370
   *Jacobs Engineering Group, Inc.....................................     15,956        767,643
    L-3 Communications Holdings, Inc..................................    407,736     30,955,317
   #Manpower, Inc.....................................................      6,983        359,624
    Norfolk Southern Corp.............................................  1,681,939    115,835,139
   #Northrop Grumman Corp.............................................  1,364,645     88,756,511
   *Owens Corning, Inc................................................    579,048     24,128,930
    Pentair, Inc......................................................    345,474     17,508,622
   *Quanta Services, Inc..............................................    504,054     14,602,444
    Regal-Beloit Corp.................................................      6,450        478,332
    Republic Services, Inc............................................  1,113,520     35,510,153
    Southwest Airlines Co.............................................  3,905,821     43,784,253
   *Spirit Aerosystems Holdings, Inc. Class A.........................      1,135         18,092
    SPX Corp..........................................................     12,057        899,814
    Stanley Black & Decker, Inc.......................................    528,407     40,597,510
    Towers Watson & Co................................................      1,662        101,515
    Trinity Industries, Inc...........................................        200          7,940
    Triumph Group, Inc................................................     81,035      5,702,433
    Tyco International, Ltd...........................................  1,372,908     41,503,009
    Union Pacific Corp................................................  2,314,080    304,208,957
    URS Corp..........................................................    378,541     15,701,881
    Waste Connections, Inc............................................      8,626        310,709
                                                                                  --------------
Total Industrials.....................................................             1,531,631,972
                                                                                  --------------

Information Technology -- (3.4%)
    Activision Blizzard, Inc..........................................  2,620,144     29,843,440
   *AOL, Inc..........................................................     60,911      1,866,922
    Applied Materials, Inc............................................    286,624      3,700,316
   *Arrow Electronics, Inc............................................    568,882     21,856,446
   *Avnet, Inc........................................................    711,662     25,164,368
   *Brocade Communications Systems, Inc...............................    363,088      2,076,863
    Computer Sciences Corp............................................    783,742     32,760,416
    Corning, Inc......................................................  2,542,083     30,504,996
    Fidelity National Information Services, Inc.......................  1,328,465     49,299,336
    Hewlett-Packard Co................................................  1,097,035     18,112,048
    IAC/InterActiveCorp...............................................    271,160     11,185,350
   *Ingram Micro, Inc. Class A........................................    741,670     13,483,561
   *Juniper Networks, Inc.............................................     97,790      2,188,540
   *Lam Research Corp.................................................     18,435        758,416
   *Micron Technology, Inc............................................  3,322,059     25,114,766
   #Molex, Inc........................................................     12,162        330,320
    Molex, Inc. Class A...............................................      1,663         37,401
    NVIDIA Corp.......................................................     47,749        585,403
   #SAIC, Inc.........................................................    129,331      1,564,905
   *Sandisk Corp......................................................    132,654      6,631,373
    TE Connectivity, Ltd..............................................     34,487      1,340,855
    Western Digital Corp..............................................    792,967     37,269,449
    Xerox Corp........................................................  5,490,094     43,975,653
   *Yahoo!, Inc.......................................................  2,371,694     46,556,353
                                                                                  --------------
Total Information Technology..........................................               406,207,496
                                                                                  --------------

Materials -- (3.4%)
    Alcoa, Inc........................................................  5,212,834     46,081,453
    Ashland, Inc......................................................    376,837     29,585,473
   #Cliffs Natural Resources, Inc.....................................    147,736      5,512,030
    Cytec Industries, Inc.............................................     69,176      5,070,601
   #Domtar Corp.......................................................    171,393     14,265,039

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                          SHARES        VALUE+
                                                                        ----------- ---------------
Materials -- (Continued)
    Freeport-McMoRan Copper & Gold, Inc................................   1,537,829 $    54,208,472
    Huntsman Corp......................................................     238,618       4,206,835
    International Paper Co.............................................   2,299,481      95,244,503
    MeadWestvaco Corp..................................................     848,260      26,592,951
    Mosaic Co. (The)...................................................      29,366       1,798,668
    Newmont Mining Corp................................................     381,443      16,386,791
    Nucor Corp.........................................................     327,312      15,059,625
    Reliance Steel & Aluminum Co.......................................     363,907      23,552,061
    Rock Tenn Co. Class A..............................................      77,608       6,127,152
    Sealed Air Corp....................................................     311,965       5,839,985
    Steel Dynamics, Inc................................................     893,527      13,590,546
   #United States Steel Corp...........................................     204,541       4,571,491
    Vulcan Materials Co................................................     576,439      32,603,390
    Westlake Chemical Corp.............................................       2,222         204,113
                                                                                    ---------------
Total Materials........................................................                 400,501,179
                                                                                    ---------------

Telecommunication Services -- (5.7%)
    AT&T, Inc..........................................................  13,051,618     454,065,790
   #CenturyLink, Inc...................................................   2,353,137      95,184,392
   #Frontier Communications Corp.......................................   1,836,528       8,392,933
   *MetroPCS Communications, Inc.......................................   1,453,136      14,574,954
   *Sprint Nextel Corp.................................................  13,961,200      78,601,556
    Telephone & Data Systems, Inc......................................     501,530      12,683,694
   *United States Cellular Corp........................................     261,250       9,937,950
   #Windstream Corp....................................................      46,951         457,303
                                                                                    ---------------
Total Telecommunication Services.......................................                 673,898,572
                                                                                    ---------------

Utilities -- (0.2%)
   *NRG Energy, Inc....................................................     987,176      23,692,224
    UGI Corp...........................................................       3,718         131,022
                                                                                    ---------------
Total Utilities........................................................                  23,823,246
                                                                                    ---------------
TOTAL COMMON STOCKS....................................................              11,675,648,815
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares...........................................................  36,892,445      36,892,445
                                                                                    ---------------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT
                                                                           (000)
                                                                        -----------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@ DFA Short Term Investment Fund....................................  17,657,442     204,296,600
   @ Repurchase Agreement, JPMorgan Securities LLC 0.20%, 02/01/13
     (Collateralized by $1,500,906 FNMA, rates ranging from 2.100%(r)
     to 6.163%(r), maturities ranging from 01/01/23 to 10/01/42,
     valued at $1,504,640) to be repurchased at $1,457,195............. $     1,457       1,457,187
                                                                                    ---------------
TOTAL SECURITIES LENDING COLLATERAL....................................                 205,753,787
                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $8,221,597,990)^^................................................             $11,918,295,047
                                                                                    ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       -----------------------------------------------------
                                                                           LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                                                                       --------------- ------------ -------- ---------------
Common Stocks
   Consumer Discretionary............................................. $ 1,763,622,630           --       -- $ 1,763,622,630
   Consumer Staples...................................................     885,971,494           --       --     885,971,494
   Energy.............................................................   2,371,943,236           --       --   2,371,943,236
   Financials.........................................................   2,525,206,890           --       --   2,525,206,890
   Health Care........................................................   1,092,842,100           --       --   1,092,842,100
   Industrials........................................................   1,531,631,972           --       --   1,531,631,972
   Information Technology.............................................     406,207,496           --       --     406,207,496
   Materials..........................................................     400,501,179           --       --     400,501,179
   Telecommunication Services.........................................     673,898,572           --       --     673,898,572
   Utilities..........................................................      23,823,246           --       --      23,823,246
Temporary Cash Investments............................................      36,892,445           --       --      36,892,445
Securities Lending Collateral.........................................              -- $205,753,787       --     205,753,787
                                                                       --------------- ------------ -------- ---------------
TOTAL................................................................. $11,712,541,260 $205,753,787       -- $11,918,295,047
                                                                       =============== ============ ======== ===============

              See accompanying Notes to Schedules of Investments.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                        SHARES     VALUE++
                                                                       --------- ------------
COMMON STOCKS -- (92.6%)
AUSTRALIA -- (4.6%)
  #*Alumina, Ltd...................................................... 3,052,859 $  3,526,633
   #Alumina, Ltd. Sponsored ADR.......................................   172,484      783,077
    Amcor, Ltd. Sponsored ADR.........................................    43,648    1,526,807
   *Asciano Group, Ltd................................................ 1,539,197    7,764,346
   #Atlas Iron, Ltd...................................................   174,632      270,684
   #Bank of Queensland, Ltd...........................................   580,194    4,984,153
   *Bendigo & Adelaide Bank, Ltd......................................   845,861    8,136,780
   *Boral, Ltd........................................................ 1,592,505    8,164,686
   *Caltex Australia, Ltd.............................................   341,805    6,935,565
   *Downer EDI, Ltd...................................................   132,490      621,125
    Echo Entertainment Group, Ltd..................................... 1,832,302    6,863,669
    GrainCorp, Ltd. Class A...........................................   745,945    9,396,392
  #*Harvey Norman Holdings, Ltd.......................................   991,617    2,030,593
    Incitec Pivot, Ltd................................................ 4,149,937   13,994,334
   *Insurance Australia Group, Ltd.................................... 1,103,362    5,773,004
   *Lend Lease Group NL...............................................   805,101    8,702,878
    Macquarie Group, Ltd..............................................   652,275   26,234,143
   #National Australia Bank, Ltd......................................   767,550   21,932,498
   *New Hope Corp., Ltd...............................................    51,436      228,136
    Newcrest Mining, Ltd..............................................   352,363    8,630,768
   *Origin Energy, Ltd................................................ 2,494,542   32,771,194
   *OZ Minerals, Ltd..................................................   498,564    3,615,616
   #Primary Health Care, Ltd..........................................    78,202      367,475
   *Qantas Airways, Ltd............................................... 2,850,317    4,556,294
   *QBE Insurance Group, Ltd..........................................   203,393    2,533,121
   *Santos, Ltd....................................................... 1,915,303   23,926,161
  #*Seven Group Holdings, Ltd.........................................   361,999    3,637,708
  #*Sims Metal Management, Ltd........................................   150,645    1,476,665
    Sims Metal Management, Ltd. Sponsored ADR.........................   124,013    1,200,446
  #*Suncorp Group, Ltd................................................ 3,390,733   37,579,587
    TABCORP Holdings, Ltd............................................. 1,716,068    5,461,647
    Tatts Group, Ltd.................................................. 2,869,384    9,738,876
   *Toll Holdings, Ltd................................................   973,440    5,366,011
    Treasury Wine Estates, Ltd........................................   725,425    3,600,293
   #Washington H. Soul Pattinson & Co., Ltd...........................   113,801    1,626,534
  #*Wesfarmers, Ltd................................................... 2,584,670  101,430,682
                                                                                 ------------
TOTAL AUSTRALIA.......................................................            385,388,581
                                                                                 ------------

AUSTRIA -- (0.3%)
   *Erste Group Bank AG...............................................   342,508   11,524,969
   *OMV AG............................................................   249,913   10,295,327
  #*Raiffeisen Bank International AG..................................    57,158    2,567,041
                                                                                 ------------
TOTAL AUSTRIA.........................................................             24,387,337
                                                                                 ------------

BELGIUM -- (1.0%)
   *Ageas NV..........................................................   405,452   13,392,101
    Belgacom SA.......................................................    52,454    1,600,224
    Delhaize Group SA.................................................   235,124   11,155,378
   *Delhaize Group SA Sponsored ADR...................................    52,900    2,504,815
   *D'ieteren SA/NV...................................................     1,857       82,218
   *KBC Groep NV......................................................   356,956   14,052,022
   *Solvay SA.........................................................   180,191   28,310,343
    UCB SA............................................................   292,847   16,903,481
                                                                                 ------------
TOTAL BELGIUM.........................................................             88,000,582
                                                                                 ------------

CANADA -- (10.6%)
    Aimia, Inc........................................................   211,202    3,394,393
   #Astral Media, Inc. Class A........................................    37,438    1,759,669

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
CANADA -- (Continued)
   *AuRico Gold, Inc..................................................   404,755 $  2,853,523
   #Barrick Gold Corp.................................................   829,521   26,478,310
   #Bell Aliant, Inc..................................................   162,757    4,237,818
   #Bonavista Energy Corp.............................................     2,000       27,030
    Cameco Corp. (13321L108)..........................................   112,600    2,426,530
    Cameco Corp. (2166160)............................................   506,586   10,919,991
    Canadian Natural Resources, Ltd. (136385101)......................   297,269    8,983,469
    Canadian Natural Resources, Ltd. (2171573)........................ 1,849,320   55,846,721
  #*Canadian Tire Corp. Class A.......................................   214,347   14,918,758
    Centerra Gold, Inc................................................    19,843      180,246
    Crescent Point Energy Corp........................................     4,045      156,463
   *Eldorado Gold Corp................................................    74,031      829,147
   *Empire Co., Ltd. Class A..........................................    65,500    3,952,065
   #Enerplus Corp.....................................................   389,835    5,233,498
   #Ensign Energy Services, Inc.......................................   452,198    7,725,540
   *Fairfax Financial Holdings, Ltd...................................    54,622   19,605,651
    Genworth MI Canada, Inc...........................................    84,524    2,043,186
    George Weston, Ltd................................................   132,852    9,571,631
    Goldcorp, Inc..................................................... 1,686,234   59,391,819
   #Husky Energy, Inc.................................................   839,318   26,170,834
    IAMGOLD Corp. (2446646)...........................................   231,424    1,900,303
    IAMGOLD Corp. (450913108).........................................   573,940    4,735,005
    Industrial Alliance Insurance & Financial Services, Inc...........   168,485    5,887,008
    Inmet Mining Corp.................................................   154,478   11,151,410
    Kinross Gold Corp................................................. 2,678,826   21,969,918
   #Loblaw Cos., Ltd..................................................   221,495    8,896,220
   *Lundin Mining Corp................................................ 1,008,210    5,185,600
   #Magna International, Inc..........................................   583,936   30,519,936
   #Manulife Financial Corp........................................... 4,587,163   66,227,338
   #Methanex Corp.....................................................     1,373       49,378
    Nexen, Inc........................................................ 1,739,936   46,542,503
   *Osisko Mining Corp................................................     6,000       41,568
   #Pan American Silver Corp. (2669272)...............................   131,923    2,304,089
    Pan American Silver Corp. (697900108).............................   118,576    2,076,266
   #Pengrowth Energy Corp.............................................   685,423    3,126,804
   #Penn West Petroleum, Ltd.......................................... 1,011,032   10,227,905
   *PetroBakken Energy, Ltd...........................................    62,100      547,905
    Precision Drilling Corp...........................................   706,616    6,475,306
   #Progressive Waste Solutions, Ltd..................................   122,391    2,719,255
    Quebecor, Inc. Class B............................................    72,190    3,042,779
  #*Research In Motion, Ltd. (760975102)..............................   354,800    4,605,304
  #*Research In Motion, Ltd. (2117265)................................   435,600    5,642,623
    Sears Canada, Inc.................................................     1,959       18,738
   #Sun Life Financial, Inc........................................... 1,565,269   45,668,065
    Suncor Energy, Inc................................................ 3,750,370  127,468,962
   #Talisman Energy, Inc.............................................. 2,251,645   28,128,631
    Teck Resources, Ltd. Class A......................................     4,115      156,448
   #Teck Resources, Ltd. Class B...................................... 1,483,730   54,074,178
   #Thomson Reuters Corp.............................................. 1,832,184   56,119,131
   #TransAlta Corp....................................................   602,148    9,683,631
   #TransCanada Corp..................................................   776,817   36,769,130
   *Turquoise Hill Resources, Ltd.....................................    63,691      493,605
  #*Uranium One, Inc..................................................   632,800    1,725,703
   #West Fraser Timber Co., Ltd.......................................    61,827    4,963,393
    Westjet Airlines, Ltd.............................................     1,000       20,954
   #Yamana Gold, Inc.................................................. 1,425,140   23,290,337
                                                                                 ------------
TOTAL CANADA..........................................................            899,161,621
                                                                                 ------------

DENMARK -- (1.4%)
    A.P. Moeller-Maersk A.S. Series A.................................       886    6,699,680
    A.P. Moeller-Maersk A.S. Series B.................................     3,855   30,752,256

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
DENMARK -- (Continued)
    Carlsberg A.S. Series B...........................................   334,440 $ 35,774,584
   *Danske Bank A.S................................................... 1,678,386   32,161,607
   *FLSmidth & Co. A.S................................................    23,118    1,432,383
   *H. Lundbeck A.S...................................................   135,698    2,146,127
    Rockwool International A.S. Series A..............................        62        7,426
   *Rockwool International A.S. Series B..............................     1,631      195,451
   *TDC A.S...........................................................   991,299    7,597,532
                                                                                 ------------
TOTAL DENMARK.........................................................            116,767,046
                                                                                 ------------
FINLAND -- (0.6%).....................................................
   *Kesko Oyj Series A................................................       662       22,006
   *Kesko Oyj Series B................................................   138,917    4,545,772
  #*Neste Oil Oyj.....................................................    69,191    1,104,281
   #Nokia Oyj......................................................... 3,809,609   14,952,632
   *Sampo Oyj Series A................................................   128,008    4,595,255
   *Stora Enso Oyj Series R........................................... 1,455,180   10,377,996
    Stora Enso Oyj Sponsored ADR......................................    91,500      646,905
   *UPM-Kymmene Oyj................................................... 1,403,467   17,160,188
   #UPM-Kymmene Oyj Sponsored ADR.....................................    69,300      844,767
                                                                                 ------------
TOTAL FINLAND.........................................................             54,249,802
                                                                                 ------------
FRANCE -- (8.5%)......................................................
   *Arkema SA.........................................................   104,681   11,868,638
   *AXA SA............................................................ 3,557,776   65,871,631
    AXA SA Sponsored ADR..............................................   140,900    2,599,605
   *BNP Paribas SA.................................................... 1,231,210   77,250,993
    Bollore SA........................................................    22,288    8,037,388
    Bouygues SA.......................................................   305,569    8,670,136
   *Cap Gemini SA.....................................................   324,351   15,630,577
   *Casino Guichard Perrachon SA......................................   142,758   13,980,112
   *Cie de Saint-Gobain SA............................................ 1,039,077   42,756,814
   *Cie Generale de Geophysique--Veritas SA...........................   304,853    8,831,441
   #Cie Generale de Geophysique--Veritas SA Sponsored ADR.............   141,089    4,095,814
   *Cie Generale des Etablissements Michelin SA Series B..............   349,857   32,537,736
    Ciments Francais SA...............................................    26,702    1,620,387
   *CNP Assurances SA.................................................   345,228    5,707,356
   *Credit Agricole SA................................................ 2,838,495   28,057,865
   *Eiffage SA........................................................    31,691    1,422,274
    Electricite de France SA..........................................   498,285    9,565,790
   *Eramet SA.........................................................     5,005      710,083
   *France Telecom SA................................................. 3,875,091   44,008,380
  #*GDF Suez SA....................................................... 3,247,971   66,627,592
   *Groupe Eurotunnel SA..............................................   746,306    6,346,064
    Lafarge SA........................................................   505,082   30,845,862
   *Lagardere SCA.....................................................   243,906    8,816,200
   *Natixis SA........................................................ 2,034,211    8,060,333
   *PPR SA............................................................    20,752    4,463,015
    Renault SA........................................................   500,585   30,172,248
   *Rexel SA..........................................................   254,866    5,419,543
   *SCOR SE...........................................................   195,156    5,618,650
   *Societe Generale SA............................................... 1,558,512   70,375,540
    STMicroelectronics NV............................................. 1,542,301   13,332,872
    Thales SA.........................................................    27,549      992,120
   *Vallourec SA......................................................    47,246    2,563,580
   *Vivendi SA........................................................ 3,686,124   78,940,004
                                                                                 ------------
TOTAL FRANCE..........................................................            715,796,643
                                                                                 ------------
GERMANY -- (7.7%).....................................................
   *Allianz SE........................................................   257,741   36,879,194
   #Allianz SE Sponsored ADR.......................................... 2,811,910   40,182,194

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
GERMANY -- (Continued)
   *Bayerische Motoren Werke AG.......................................   656,221 $ 66,093,160
   *Celesio AG........................................................   108,168    1,964,730
   *Commerzbank AG.................................................... 6,626,325   14,508,794
    Daimler AG........................................................ 2,088,586  121,559,443
   #Deutsche Bank AG (5750355)........................................ 1,362,475   70,465,962
  #*Deutsche Bank AG (D18190898)......................................   420,711   21,733,930
    Deutsche Lufthansa AG.............................................   464,311    9,222,826
   *Deutsche Telekom AG............................................... 2,858,403   35,115,802
   #Deutsche Telekom AG Sponsored ADR................................. 3,099,741   38,002,825
   *E.ON SE........................................................... 3,592,972   62,475,099
   *Fraport AG........................................................    37,336    2,262,969
   *Hannover Rueckversicherung AG.....................................     8,653      698,559
  #*Heidelberger Zement AG............................................   243,824   15,370,108
   *Hochtief AG.......................................................       512       33,411
    Merck KGaA........................................................     6,967      968,632
   *Munchener Rueckversicherungs-Gesellschaft AG......................   395,244   72,588,306
  #*RWE AG............................................................   392,339   14,752,538
    SCA Hygiene Products SE...........................................     3,195    1,588,831
   *ThyssenKrupp AG...................................................   368,208    8,937,928
    Volkswagen AG.....................................................    62,518   14,441,970
                                                                                 ------------
TOTAL GERMANY.........................................................            649,847,211
                                                                                 ------------

GREECE -- (0.0%)
    Coca-Cola Hellenic Bottling Co. S.A...............................     8,492      220,598
    Hellenic Petroleum S.A............................................   334,517    3,751,029
   *National Bank of Greece S.A.......................................   210,246      332,093
                                                                                 ------------
TOTAL GREECE..........................................................              4,303,720
                                                                                 ------------

HONG KONG -- (2.0%)
  #*Cathay Pacific Airways, Ltd....................................... 2,051,000    3,965,221
  #*Foxconn International Holdings, Ltd............................... 3,787,000    1,554,979
    Great Eagle Holdings, Ltd.........................................   860,324    3,340,879
   *Hang Lung Group, Ltd..............................................    43,000      260,666
    Henderson Land Development Co., Ltd............................... 3,364,064   24,176,943
   *Hong Kong & Shanghai Hotels, Ltd.................................. 1,903,131    3,289,980
   *Hopewell Holdings, Ltd............................................ 1,244,169    5,124,530
  #*Hutchison Whampoa, Ltd............................................ 5,818,000   65,028,273
    Kowloon Development Co., Ltd......................................   240,000      368,354
    New World Development Co., Ltd.................................... 8,740,122   16,120,244
   *Orient Overseas International, Ltd................................   488,000    3,406,374
   *Wharf Holdings, Ltd............................................... 3,028,990   26,736,696
   *Wheelock & Co., Ltd............................................... 3,482,000   19,598,683
                                                                                 ------------
TOTAL HONG KONG.......................................................            172,971,822
                                                                                 ------------

IRELAND -- (0.2%)
   *Bank of Ireland...................................................   157,165       30,333
    CRH P.L.C.........................................................   460,867    9,941,960
   *CRH P.L.C. Sponsored ADR..........................................   248,834    5,354,908
                                                                                 ------------
TOTAL IRELAND.........................................................             15,327,201
                                                                                 ------------

ISRAEL -- (0.5%)
   *Bank Hapoalim B.M................................................. 2,961,906   12,487,249
   *Bank Leumi Le-Israel B.M.......................................... 2,937,459    9,815,187
   *Bezeq Israeli Telecommunication Corp., Ltd........................ 2,013,889    2,360,108
   *Elbit Systems, Ltd................................................     5,279      202,950
   *Israel Chemicals, Ltd.............................................   675,287    8,968,936
   *Israel Discount Bank, Ltd. Series A...............................   381,656      639,084
   *Mellanox Technologies, Ltd........................................       514       26,106
   *NICE Systems, Ltd.................................................       627       23,041
   *NICE Systems, Ltd. Sponsored ADR..................................   113,460    4,185,539

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                         SHARES     VALUE++
-                                                                      ---------- -----------
ISRAEL -- (Continued)
   *Strauss Group, Ltd................................................      1,184 $    14,712
                                                                                  -----------
TOTAL ISRAEL..........................................................             38,722,912
                                                                                  -----------

ITALY -- (1.2%)
  #*Banca Monte Dei Paschi di Siena SpA............................... 12,934,984   4,320,781
   *Banco Popolare Scarl..............................................  2,933,385   6,111,620
  #*Fiat SpA..........................................................  1,512,718   9,259,142
  #*Finmeccanica SpA..................................................    995,867   6,544,403
   *Parmalat SpA......................................................    602,705   1,510,913
   *Telecom Italia SpA................................................  5,476,933   5,434,688
   #Telecom Italia SpA Sponsored ADR..................................  1,874,500  18,520,060
   *UniCredit SpA.....................................................  5,828,887  37,626,177
   *Unione di Banche Italiane ScpA....................................  1,812,819   9,461,555
                                                                                  -----------
TOTAL ITALY...........................................................             98,789,339
                                                                                  -----------

JAPAN -- (17.2%)
   *77 Bank, Ltd. (The)...............................................    737,372   3,172,039
  #*Aeon Co., Ltd.....................................................  1,886,800  21,400,814
   *Aisin Seiki Co., Ltd..............................................    131,900   4,320,584
   *Ajinomoto Co., Inc................................................     47,000     637,500
   *Alfresa Holdings Corp.............................................     85,700   3,754,822
   *Amada Co., Ltd....................................................    821,000   5,130,865
   *Aoyama Trading Co., Ltd...........................................      1,000      19,626
    Asahi Glass Co., Ltd..............................................  1,910,000  12,671,859
   *Asahi Kasei Corp..................................................  2,342,000  13,516,681
    Asatsu-DK, Inc....................................................     32,500     874,694
  #*Autobacs Seven Co., Ltd...........................................     71,600   2,912,615
   *Awa Bank, Ltd. (The)..............................................     65,600     398,523
   *Azbil Corp........................................................      6,400     136,891
  #*Bank of Kyoto, Ltd. (The).........................................    709,400   5,869,875
   *Bank of Yokohama, Ltd. (The)......................................  1,431,000   6,834,971
    Canon Marketing Japan, Inc........................................    124,900   1,699,088
   *Chiba Bank, Ltd. (The)............................................  1,070,000   6,667,462
   *Chugoku Bank, Ltd. (The)..........................................    391,800   5,396,515
   *Citizen Holdings Co., Ltd.........................................    511,000   2,927,001
    Coca-Cola West Co., Ltd...........................................    109,007   1,721,398
   *COMSYS Holdings Corp..............................................    151,700   1,829,532
   *Cosmo Oil Co., Ltd................................................  1,212,364   2,725,553
  #*Dai Nippon Printing Co., Ltd......................................  1,815,000  14,673,246
   *Daicel Corp.......................................................    515,000   3,596,219
   *Daido Steel Co., Ltd..............................................    345,000   1,540,169
   *Dainippon Sumitomo Pharma Co., Ltd................................    309,400   4,361,735
  #*Daiwa Securities Group, Inc.......................................    861,000   5,007,923
  #*Denki Kagaku Kogyo K.K............................................    319,000   1,151,968
   *Ebara Corp........................................................    239,000     934,745
   *Fuji Media Holdings, Inc..........................................      1,128   1,771,677
  #*FUJIFILM Holdings Corp............................................  1,327,000  26,459,867
   *Fujitsu, Ltd......................................................  3,335,000  13,504,321
   *Fukuoka Financial Group, Inc......................................  1,800,000   7,578,903
  #*Fukuyama Transporting Co., Ltd....................................     75,000     383,450
   *Furukawa Electric Co., Ltd........................................    374,000     757,911
   *Glory, Ltd........................................................    119,600   2,801,148
   *Gunma Bank, Ltd. (The)............................................    921,397   4,447,383
   *H2O Retailing Corp................................................    198,000   1,624,929
   *Hachijuni Bank, Ltd. (The)........................................    993,231   4,972,668
   *Hakuhodo DY Holdings, Inc.........................................     39,920   2,720,250
   *Hankyu Hanshin Holdings, Inc......................................    582,000   3,175,878
   *Higo Bank, Ltd. (The).............................................    282,000   1,738,183
   *Hiroshima Bank, Ltd. (The)........................................    300,000   1,275,406
    Hitachi Capital Corp..............................................    105,100   2,094,489
    Hitachi Chemical Co., Ltd.........................................     15,500     218,268

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
JAPAN -- (Continued)
    Hitachi High-Technologies Corp....................................    139,900 $  2,778,384
    Hitachi Transport System, Ltd.....................................     94,400    1,429,559
   *Hokuhoku Financial Group, Inc.....................................  2,620,000    4,263,785
   *House Foods Corp..................................................    148,300    2,237,443
   *Ibiden Co., Ltd...................................................    183,400    2,613,943
   *Idemitsu Kosan Co., Ltd...........................................     51,124    4,482,596
   *Inpex Corp........................................................      4,490   25,996,109
   *Isetan Mitsukoshi Holdings, Ltd...................................    884,200    8,731,734
   *ITOCHU Corp.......................................................    311,200    3,519,518
   *Iyo Bank, Ltd. (The)..............................................    551,000    4,505,910
   *J. Front Retailing Co., Ltd.......................................  1,136,000    6,231,348
   *JFE Holdings, Inc.................................................    972,000   20,747,781
   *Joyo Bank, Ltd. (The).............................................  1,376,000    6,451,154
   *JTEKT Corp........................................................    463,200    4,947,766
   *JX Holdings, Inc..................................................  5,553,333   32,763,681
   *Kagoshima Bank, Ltd. (The)........................................    358,143    2,305,613
   *Kajima Corp.......................................................  1,544,000    4,628,230
   *Kamigumi Co., Ltd.................................................    519,000    4,227,549
   *Kaneka Corp.......................................................    653,542    3,496,044
   *Kawasaki Kisen Kaisha, Ltd........................................    527,000    1,000,535
   *Keiyo Bank, Ltd. (The)............................................    418,000    1,983,016
   *Kinden Corp.......................................................    285,000    1,889,825
    Kirin Holdings Co., Ltd...........................................    134,000    1,674,431
   *Kobe Steel, Ltd...................................................  3,785,000    4,674,545
   *Konica Minolta Holdings, Inc......................................    762,000    6,086,085
   *K's Holdings Corp.................................................     24,300      660,698
   *Kyocera Corp......................................................    308,700   27,962,066
    Kyocera Corp. Sponsored ADR.......................................     13,600    1,196,800
    Kyowa Hakko Kirin Co., Ltd........................................    571,000    5,398,881
   *Lintec Corp.......................................................      5,100       94,311
   *LIXIL Group Corp..................................................    371,200    8,626,086
   #Mabuchi Motor Co., Ltd............................................     36,100    1,620,916
   *Maeda Road Construction Co., Ltd..................................     36,000      536,519
   *Marui Group Co., Ltd..............................................    542,642    4,411,288
    Maruichi Steel Tube, Ltd..........................................    104,400    2,321,880
   *Mazda Motor Corp..................................................  3,005,000    8,128,885
   *Medipal Holdings Corp.............................................    339,800    4,305,372
   *MEIJI Holdings Co., Ltd...........................................    135,895    6,009,061
    Mitsubishi Chemical Holdings Corp.................................  3,885,000   17,989,197
   *Mitsubishi Corp...................................................  2,975,200   62,768,367
   *Mitsubishi Gas Chemical Co., Inc..................................    948,000    6,345,333
   *Mitsubishi Heavy Industries, Ltd..................................  7,830,000   41,869,519
  #*Mitsubishi Logistics Corp.........................................    236,000    3,539,625
   *Mitsubishi Materials Corp.........................................  2,533,000    8,110,472
    Mitsubishi Tanabe Pharma Corp.....................................    400,000    5,362,265
   *Mitsubishi UFJ Financial Group, Inc............................... 20,044,206  113,994,255
    Mitsubishi UFJ Financial Group, Inc. ADR..........................  4,781,372   27,062,566
   *Mitsui & Co., Ltd.................................................  3,134,900   47,380,049
    Mitsui & Co., Ltd. Sponsored ADR..................................     11,723    3,540,932
  #*Mitsui Chemicals, Inc.............................................  1,861,800    4,415,327
   *Mitsui Mining & Smelting Co., Ltd.................................     69,030      175,681
   *Mitsui O.S.K. Lines, Ltd..........................................  1,596,000    5,266,038
   #Mizuho Financial Group, Inc. ADR..................................    241,042      959,347
   *MS&AD Insurance Group Holdings, Inc...............................    748,653   15,681,019
   *Nagase & Co., Ltd.................................................    235,889    2,574,891
   *Nanto Bank, Ltd. (The)............................................    319,000    1,386,859
   *NEC Corp..........................................................  5,425,101   13,235,879
   *Nippo Corp........................................................     32,000      429,154
   *Nippon Electric Glass Co., Ltd....................................    642,000    3,094,045
   *Nippon Express Co., Ltd...........................................  1,952,238    8,057,832
   *Nippon Meat Packers, Inc..........................................    429,536    5,813,049

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
JAPAN -- (Continued)
  #*Nippon Paper Group, Inc...........................................    231,700 $ 3,283,280
   *Nippon Shokubai Co., Ltd..........................................    234,000   2,257,126
  #*Nippon Steel & Sumitomo Metal Corp................................ 13,103,940  36,271,515
   *Nippon Television Network Corp....................................    123,800   1,762,195
  #*Nippon Yusen K.K..................................................  3,062,000   7,337,646
   *Nishi-Nippon Bank, Ltd............................................  1,412,569   3,661,057
   *Nissan Shatai Co., Ltd............................................    216,000   2,689,951
   *Nisshin Seifun Group, Inc.........................................    394,500   4,800,628
   *Nisshin Steel Holdings Co., Ltd...................................    143,100   1,070,759
   *Nisshinbo Holdings, Inc...........................................    305,000   2,315,647
   *NOK Corp..........................................................    125,720   1,879,773
   *Nomura Holdings, Inc..............................................  7,769,100  44,472,513
   *NTT DOCOMO, Inc...................................................      1,082   1,640,396
   *Obayashi Corp.....................................................  1,650,682   8,463,836
  #*Oji Holdings Corp.................................................  1,997,000   6,457,858
   *Onward Holdings Co., Ltd..........................................    278,000   2,100,898
  #*Panasonic Corp....................................................  4,369,517  28,762,402
   #Panasonic Corp. Sponsored ADR.....................................    302,421   1,999,003
    Pola Orbis Holdings, Inc..........................................     14,200     432,252
  #*Renesas Electronics Corp..........................................      8,300      24,986
   *Rengo Co., Ltd....................................................    421,000   2,137,351
  #*Ricoh Co., Ltd....................................................  1,666,000  18,547,006
   *Rohm Co., Ltd.....................................................    230,500   7,663,176
    Sankyo Co., Ltd...................................................     74,800   2,980,051
  #*SBI Holdings, Inc.................................................    458,200   3,804,651
   *Seino Holdings Co., Ltd...........................................    295,000   2,009,731
   *Sekisui Chemical Co., Ltd.........................................    736,000   7,091,133
   *Sekisui House, Ltd................................................  1,354,000  14,901,879
  #*Sharp Corp........................................................  2,520,000   8,579,635
   *Shiga Bank, Ltd...................................................    451,185   2,617,379
   *Shimizu Corp......................................................  1,371,000   4,440,717
   *Shinsei Bank, Ltd.................................................  2,164,000   4,420,968
   *Shizuoka Bank, Ltd................................................    847,000   7,986,212
   #Showa Denko K.K...................................................  1,868,000   2,854,913
    Showa Shell Sekiyu K.K............................................    263,200   1,527,413
   *SKY Perfect JSAT Holdings, Inc....................................      3,029   1,421,519
   *Sohgo Security Services Co., Ltd..................................     82,600   1,094,227
   *Sojitz Corp.......................................................  2,593,100   3,892,081
    Sony Corp.........................................................    768,200  11,490,580
   #Sony Corp. Sponsored ADR..........................................  1,801,665  26,916,875
   *Sumitomo Bakelite Co., Ltd........................................    347,000   1,384,639
  #*Sumitomo Chemical Co., Ltd........................................  2,108,000   6,167,015
   *Sumitomo Corp.....................................................  3,241,900  41,935,017
   *Sumitomo Electric Industries, Ltd.................................  2,606,700  29,345,356
   *Sumitomo Forestry Co., Ltd........................................    161,400   1,580,983
   *Sumitomo Heavy Industries, Ltd....................................    326,000   1,438,580
   *Sumitomo Metal Mining Co., Ltd....................................    414,000   6,438,858
   *Sumitomo Mitsui Financial Group, Inc..............................    872,600  35,047,015
  #*Sumitomo Mitsui Trust Holdings, Inc...............................  6,099,629  22,529,311
   *Sumitomo Osaka Cement Co., Ltd....................................    196,000     656,485
   *Suzuken Co., Ltd..................................................    149,300   4,569,738
   *Suzuki Motor Corp.................................................    519,200  13,623,685
   *Taisei Corp.......................................................  2,110,703   6,298,579
    Taisho Pharmaceutical Holdings Co., Ltd...........................     59,299   4,092,565
   *Takashimaya Co., Ltd..............................................    615,634   4,530,340
   *Takata Corp.......................................................      2,100      42,350
  #*TDK Corp..........................................................    218,300   8,095,900
  #*Teijin, Ltd.......................................................  1,566,450   3,590,186
   *Toho Holdings Co., Ltd............................................     12,800     247,202
   *Tokai Rika Co., Ltd...............................................     61,200   1,002,424
    Tokyo Broadcasting System, Inc....................................     85,300     994,443

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CONTINUED


                                                                        SHARES            VALUE++
                                                                       ---------       --------------
JAPAN -- (Continued)
    Tokyo Tatemono Co., Ltd...........................................   442,000       $    2,068,610
   *Toppan Printing Co., Ltd.......................................... 1,312,000            8,143,310
   *Toshiba TEC Corp..................................................    29,000              167,304
  #*Tosoh Corp........................................................ 1,044,000            2,511,417
   *Toyo Seikan Kaisha, Ltd...........................................   346,349            4,419,452
   *Toyobo Co., Ltd...................................................   664,000            1,058,847
   *Toyoda Gosei Co., Ltd.............................................    13,800              305,767
    Toyota Motor Corp.................................................   175,379            8,376,882
  #*Toyota Motor Corp. Sponsored ADR..................................   614,188           58,575,110
   *Toyota Tsusho Corp................................................   434,400           10,332,338
   *Ube Industries, Ltd...............................................   592,000            1,232,404
  #*UNY Co., Ltd......................................................   393,050            2,913,786
   *Ushio, Inc........................................................     3,200               34,595
   *Wacoal Corp.......................................................   179,000            1,867,876
  #*Yamada Denki Co., Ltd.............................................   120,260            4,631,313
   *Yamaguchi Financial Group, Inc....................................   492,148            4,741,602
    Yamaha Corp.......................................................   327,300            3,467,552
  #*Yamato Kogyo Co., Ltd.............................................    82,600            2,365,994
    Yamazaki Baking Co., Ltd..........................................   128,000            1,432,093
                                                                                       --------------
TOTAL JAPAN...........................................................                  1,455,718,833
                                                                                       --------------

NETHERLANDS -- (3.0%)
   *Aegon NV.......................................................... 3,831,576           25,580,654
   *Akzo Nobel NV.....................................................   448,015           30,663,191
    ArcelorMittal NV.................................................. 2,499,882           42,896,336
   *ING Groep NV...................................................... 4,933,987           49,903,488
  #*ING Groep NV Sponsored ADR........................................ 1,273,519           12,837,072
    Koninklijke DSM NV................................................   452,418           27,712,660
    Koninklijke Philips Electronics NV................................ 2,042,653           63,620,144
   *Philips Electronics NV ADR........................................   144,736            4,499,842
                                                                                       --------------
TOTAL NETHERLANDS.....................................................                    257,713,387
                                                                                       --------------

NEW ZEALAND -- (0.1%)
   *Auckland International Airport, Ltd...............................   138,487              329,636
   *Contact Energy, Ltd............................................... 1,292,916            5,664,417
                                                                                       --------------
TOTAL NEW ZEALAND.....................................................                      5,994,053
                                                                                       --------------

NORWAY -- (1.1%)
   *Aker ASA Series A.................................................    70,583            3,009,901
   *Cermaq ASA........................................................    27,247              468,482
   *DNB ASA........................................................... 1,512,837           21,192,411
   *Marine Harvest ASA................................................ 5,274,681            5,279,389
   *Norsk Hydro ASA................................................... 3,357,025           16,116,239
    Norsk Hydro ASA Sponsored ADR.....................................    59,900              287,520
   *Orkla ASA......................................................... 2,797,062           24,671,577
   *Petroleum Geo-Services ASA........................................    10,697              189,770
    Stolt-Nielsen, Ltd................................................     8,425              179,779
   *Storebrand ASA.................................................... 1,082,306            5,540,675
   *Subsea 7 SA.......................................................   590,207           14,257,448
   *Veripos, Inc......................................................    54,011              198,722
    Wilh Wilhelmsen Holding ASA.......................................       212                6,804
                                                                                       --------------
TOTAL NORWAY..........................................................                     91,398,717
                                                                                       --------------

PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA........................................... 2,631,973            3,732,705
    Cimpor Cimentos de Portugal SA....................................   108,424              500,374
   *EDP Renovaveis SA.................................................   515,052            2,939,001
   *Portugal Telecom SA...............................................       440                2,569
                                                                                       --------------
TOTAL PORTUGAL........................................................                      7,174,649
                                                                                       --------------

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
SINGAPORE -- (1.1%)
   *CapitaLand, Ltd...................................................  6,174,000 $ 19,941,619
    CapitaMalls Asia, Ltd.............................................  1,863,000    3,251,888
   *DBS Group Holdings, Ltd...........................................  1,213,831   14,670,599
    Fraser & Neave, Ltd...............................................    724,450    5,580,709
    Golden Agri-Resources, Ltd........................................ 13,990,000    7,188,646
   *Indofood Agri Resources, Ltd......................................    198,000      208,943
   *Keppel Land, Ltd..................................................  1,214,000    4,176,984
  #*Neptune Orient Lines, Ltd.........................................  1,228,004    1,275,689
   *Noble Group, Ltd..................................................  2,997,000    2,955,487
    Olam International, Ltd...........................................    459,000      600,255
  #*Overseas Union Enterprise, Ltd....................................    405,000      976,043
    Singapore Airlines, Ltd...........................................  1,585,600   14,080,968
    Singapore Land, Ltd...............................................    532,000    3,219,632
  #*United Industrial Corp., Ltd......................................  2,152,000    4,851,272
    UOL Group, Ltd....................................................  1,376,600    6,952,893
   *Venture Corp., Ltd................................................    307,000    2,106,048
    Wheelock Properties, Ltd..........................................    870,000    1,384,411
   *Wilmar International, Ltd.........................................     63,000      194,287
                                                                                  ------------
TOTAL SINGAPORE.......................................................              93,616,373
                                                                                  ------------

SPAIN -- (2.0%)
  #*Acciona SA........................................................    114,419    9,205,390
  #*Banco Bilbao Vizcaya Argentaria SA................................    486,160    4,833,266
  #*Banco de Sabadell SA..............................................  5,239,933   14,058,366
   *Banco Espanol de Credito SA.......................................    392,975    2,021,772
  #*Banco Popular Espanol SA.......................................... 17,154,572   15,512,979
   *Banco Santander SA................................................  7,903,716   66,158,200
   *Banco Santander SA Issue 13 Shares................................    192,773    1,617,326
    Banco Santander SA Sponsored ADR..................................  1,384,686   11,326,731
  #*CaixaBank SA......................................................  2,901,900   11,487,286
   *Gas Natural SDG SA................................................    779,112   15,564,460
   *Iberdrola SA......................................................  1,733,826    9,329,470
   *Repsol SA.........................................................    520,527   11,608,354
                                                                                  ------------
TOTAL SPAIN...........................................................             172,723,600
                                                                                  ------------

SWEDEN -- (3.2%)
   *Boliden AB........................................................    612,180   11,314,978
    Holmen AB Series A................................................      6,300      195,701
   *Meda AB Series A..................................................    280,396    3,275,356
   *Nordea Bank AB....................................................  5,366,449   59,188,335
   *Skandinaviska Enskilda Banken AB Series A.........................  3,481,813   34,877,372
    Skandinaviska Enskilda Banken AB Series C.........................     16,918      163,916
   *SSAB AB Series A..................................................     51,620      426,523
   *Svenska Cellulosa AB Series A.....................................     66,476    1,614,663
   *Svenska Cellulosa AB Series B.....................................  1,586,671   38,467,515
   *Swedbank AB Series A..............................................    952,040   22,480,194
    Telefonaktiebolaget LM Ericsson AB Series A.......................     28,098      318,929
    Telefonaktiebolaget LM Ericsson AB Series B.......................  4,713,081   54,819,076
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................    952,162   11,045,079
   *TeliaSonera AB....................................................  3,717,354   26,813,690
    Volvo AB Series A.................................................    238,871    3,538,216
                                                                                  ------------
TOTAL SWEDEN..........................................................             268,539,543
                                                                                  ------------

SWITZERLAND--(6.1%)
   *ABB, Ltd..........................................................  1,234,095   26,454,965
   *Adecco SA.........................................................    358,259   20,543,749
  #*Alpiq Holding AG..................................................      1,593      200,929
   *Aryzta AG.........................................................    163,797    9,198,159
   *Baloise Holding AG................................................    200,163   18,113,699
   *Banque Cantonale Vaudoise AG......................................        468      250,161

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
SWITZERLAND -- (Continued)
  #*Clariant AG.......................................................    429,492 $  5,861,720
    Credit Suisse Group AG............................................  1,314,363   38,816,836
   *Credit Suisse Group AG Sponsored ADR..............................    838,229   24,761,285
   *Givaudan SA.......................................................     14,257   15,831,362
    Holcim, Ltd.......................................................    887,877   69,111,665
    Lonza Group AG....................................................      7,458      438,863
    Novartis AG.......................................................     16,632    1,130,585
    Novartis AG ADR...................................................    506,359   34,341,267
    PSP Swiss Property AG.............................................     60,354    5,785,092
   *St. Galler Kantonalbank AG........................................      2,834    1,205,366
    Sulzer AG.........................................................     44,989    7,074,941
   *Swiss Life Holding AG.............................................    123,557   18,590,733
   *Swiss Re, Ltd.....................................................  1,108,107   82,385,428
    UBS AG............................................................  4,128,062   71,694,684
   *UBS AG ADR........................................................    104,772    1,819,890
   *Zurich Insurance Group AG.........................................    221,361   63,656,083
                                                                                  ------------
TOTAL SWITZERLAND.....................................................             517,267,462
                                                                                  ------------

UNITED KINGDOM -- (20.1%)
   *Anglo American P.L.C..............................................  1,123,359   33,601,101
    Associated British Foods P.L.C....................................     70,558    1,956,596
    Aviva P.L.C.......................................................  8,175,916   47,635,688
    Barclays P.L.C.................................................... 11,591,752   55,652,474
   #Barclays P.L.C. Sponsored ADR.....................................  4,327,157   82,908,328
    BP P.L.C..........................................................  1,395,752   10,337,564
    BP P.L.C. Sponsored ADR...........................................  5,486,298  244,249,987
    Carnival P.L.C....................................................    658,867   26,707,170
   #Carnival P.L.C. ADR...............................................    241,674    9,758,796
   *Eurasian Natural Resources Corp. P.L.C............................    404,841    2,116,328
   *Evraz P.L.C.......................................................    525,138    2,386,496
    HSBC Holdings P.L.C...............................................  1,433,172   16,297,619
  #*HSBC Holdings P.L.C. Sponsored ADR................................  1,661,423   94,468,512
   *International Consolidated Airlines Group SA......................  3,847,175   12,953,146
    Investec P.L.C....................................................  1,195,168    8,747,063
   *Kazakhmys P.L.C...................................................    690,345    7,990,475
   *Kingfisher P.L.C.................................................. 10,285,817   43,954,893
   *Legal & General Group P.L.C.......................................     47,098      113,737
   *Lloyds Banking Group P.L.C........................................ 76,981,994   63,010,597
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................  2,857,128    9,399,951
   *Mondi P.L.C.......................................................  1,347,971   15,970,454
   *Old Mutual P.L.C.................................................. 13,164,620   39,081,884
   *Pearson P.L.C. Sponsored ADR......................................  1,502,835   28,523,808
   *Resolution, Ltd...................................................  3,422,696   14,216,956
   *Rexam P.L.C.......................................................  3,303,083   24,553,885
   *Royal Bank of Scotland Group P.L.C................................  3,500,216   19,031,963
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................    377,000    4,113,070
    Royal Dutch Shell P.L.C. ADR......................................  3,323,210  241,663,831
    Royal Dutch Shell P.L.C. Series A.................................      9,655      342,256
    Royal Dutch Shell P.L.C. Series B.................................    255,146    9,273,730
   *RSA Insurance Group P.L.C.........................................  4,956,241   10,357,388
    Sainsbury (J.) P.L.C..............................................  5,529,939   28,973,072
   *Travis Perkins P.L.C..............................................     38,182      731,866
   #Vedanta Resources P.L.C...........................................    189,404    3,616,963
    Vodafone Group P.L.C.............................................. 34,976,333   95,455,624
    Vodafone Group P.L.C. Sponsored ADR...............................  8,116,661  221,747,179
   *William Morrison Supermarkets P.L.C...............................  8,127,143   32,325,392
    Wolseley P.L.C....................................................    322,361   15,045,161
   *WPP P.L.C.........................................................  1,116,772   17,583,233
   *WPP P.L.C. Sponsored ADR..........................................     35,622    2,793,833

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CONTINUED


                                                                         SHARES             VALUE++
                                                                       -----------       --------------
UNITED KINGDOM -- (Continued)
    Xstrata P.L.C.....................................................   5,211,952       $   98,120,872
                                                                                         --------------
TOTAL UNITED KINGDOM..................................................                    1,697,768,941
                                                                                         --------------
TOTAL COMMON STOCKS...................................................                    7,831,629,375
                                                                                         --------------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Porsche Automobil Holding SE......................................     334,085           29,087,778
                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13................................          23                    5
   *Iberdrola SA Warrants 03/22/13....................................          17                    3
   *Repsol SA Rights 01/28/13.........................................          21                   14
                                                                                         --------------
TOTAL SPAIN...........................................................                               22
                                                                                         --------------
TOTAL RIGHTS/WARRANTS.................................................                               22
                                                                                         --------------

                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                          (000)             VALUE+
                                                                       -----------       --------------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@DFA Short Term Investment Fund....................................  50,993,950          590,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%,
     02/01/13 (Collateralized by FNMA 3.500%, 11/01/42, valued at
     $3,772,264) to be repurchased at $3,698,315...................... $     3,698            3,698,298
                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                      593,698,298
                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $7,323,626,144)^^.................                   $8,454,415,473
                                                                                         ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of inputs used to value the Series' investments as of January 31, 2013 is as follows (See Security Valuation Note):

                                                           VALUATION INPUTS
                                         -----------------------------------------------------
                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                         -------------- -------------- -------- --------------
Common Stocks
   Australia............................ $    3,510,330 $  381,878,251       -- $  385,388,581
   Austria..............................             --     24,387,337       --     24,387,337
   Belgium..............................      2,504,815     85,495,767       --     88,000,582
   Canada...............................    899,161,621             --       --    899,161,621
   Denmark..............................             --    116,767,046       --    116,767,046
   Finland..............................      1,491,672     52,758,130       --     54,249,802
   France...............................      6,695,419    709,101,224       --    715,796,643
   Germany..............................     99,918,949    549,928,262       --    649,847,211
   Greece...............................             --      4,303,720       --      4,303,720
   Hong Kong............................             --    172,971,822       --    172,971,822
   Ireland..............................      5,354,908      9,972,293       --     15,327,201
   Israel...............................      4,185,539     34,537,373       --     38,722,912
   Italy................................     18,520,060     80,269,279       --     98,789,339
   Japan................................    120,250,633  1,335,468,200       --  1,455,718,833
   Netherlands..........................     17,336,914    240,376,473       --    257,713,387
   New Zealand..........................             --      5,994,053       --      5,994,053
   Norway...............................        287,520     91,111,197       --     91,398,717
   Portugal.............................             --      7,174,649       --      7,174,649
   Singapore............................             --     93,616,373       --     93,616,373
   Spain................................     11,326,731    161,396,869       --    172,723,600
   Sweden...............................     11,045,079    257,494,464       --    268,539,543
   Switzerland..........................     60,922,442    456,345,020       --    517,267,462
   United Kingdom.......................    939,627,295    758,141,646       --  1,697,768,941
Preferred Stocks
   Germany..............................             --     29,087,778       --     29,087,778
Rights/Warrants
   Spain................................             --             22       --             22
Securities Lending Collateral...........             --    593,698,298       --    593,698,298
                                         -------------- -------------- -------- --------------
TOTAL................................... $2,202,139,927 $6,252,275,546       -- $8,454,415,473
                                         ============== ============== ======== ==============

              See accompanying Notes to Schedules of Investments.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013

                                  (UNAUDITED)

                                                               SHARES     VALUE++
                                                              --------- -----------
COMMON STOCKS -- (88.2%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B...........................        -- $        --
                                                                        -----------
BRAZIL -- (5.9%)
    AES Tiete SA.............................................    42,245     395,221
    All America Latina Logistica SA..........................   377,131   1,641,964
    Amil Participacoes SA....................................   119,903   1,879,816
    Arteris SA...............................................    94,600     983,838
    Banco Bradesco SA........................................   427,700   7,601,026
    Banco do Brasil SA.......................................   543,454   6,658,939
    Banco Santander Brasil SA................................    52,300     384,762
    Banco Santander Brasil SA ADR............................   680,184   5,046,965
    BM&F Bovespa SA.......................................... 1,689,608  11,827,723
    BR Malls Participacoes SA................................   293,123   3,794,768
   #BRF--Brasil Foods SA ADR.................................   564,360  12,528,792
    CCR SA...................................................   658,768   6,798,244
    Centrais Eletricas Brasileiras SA........................    70,900     253,500
   #Centrais Eletricas Brasileiras SA ADR....................    86,923     549,353
    Centrais Eletricas Brasileiras SA Sponsored ADR..........   100,200     355,710
    CETIP SA--Mercados Organizados...........................   147,600   1,856,720
    Cia de Saneamento Basico do Estado de Sao Paulo..........    22,000     990,986
    Cia de Saneamento Basico do Estado de Sao Paulo ADR......    58,636   2,609,888
    Cia Energetica de Minas Gerais SA........................    46,775     505,720
    Cia Hering SA............................................   108,600   2,065,819
   *Cia Paranaense de Energia SA.............................     7,400      96,544
    Cia Siderurgica Nacional SA..............................   633,652   3,420,674
    Cielo SA.................................................   218,496   6,179,585
    Cosan SA Industria e Comercio............................   130,069   3,069,899
    CPFL Energia SA..........................................    62,260     634,684
   #CPFL Energia SA ADR......................................    26,753     554,055
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..   295,797   2,606,893
    Duratex SA...............................................   208,900   1,451,867
    EcoRodovias Infraestrutura e Logistica SA................   121,988   1,079,383
    Embraer SA...............................................   164,400   1,358,064
   #Embraer SA ADR...........................................    86,000   2,835,420
    Energias do Brazil SA....................................   236,900   1,450,178
  #*Fibria Celulose SA Sponsored ADR.........................   514,098   6,343,969
    Gerdau SA................................................   128,907     994,306
   *Guararapes Confeccoes SA.................................     4,109     224,893
   *Hypermarcas SA...........................................   939,724   8,116,731
    Itau Unibanco Holding SA.................................   197,642   3,325,876
   *JBS SA...................................................   701,336   2,687,219
    Localiza Rent a Car SA...................................   103,500   1,902,277
    Lojas Americanas SA......................................    96,510     820,506
    Lojas Renner SA..........................................    97,500   3,902,742
    M. Dias Branco SA........................................    23,900     948,271
    MRV Engenharia e Participacoes SA........................   203,540   1,165,218
    Multiplan Empreendimentos Imobiliarios SA................    65,800   1,901,619
    Multiplus SA.............................................    38,657     830,853
    Natura Cosmeticos SA.....................................   117,400   3,165,882
    OdontoPrev SA............................................     7,800      39,757
    Oi SA....................................................   179,758     916,236
    Oi SA ADR (670851104)....................................     7,319      36,815
   #Oi SA ADR (670851203)....................................   107,889     443,424
    Petroleo Brasileiro SA...................................    98,000     897,150
    Petroleo Brasilerio SA ADR............................... 1,246,739  22,790,389
    Porto Seguro SA..........................................   121,199   1,454,619
    Raia Drogasil SA.........................................   172,800   1,930,750
    Souza Cruz SA............................................   320,870   5,309,296
    Telefonica Brasil SA.....................................     3,735      82,339

THE EMERGING MARKETS SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
BRAZIL -- (Continued)
    Terna Participacoes SA............................................     98,100 $  1,157,682
    Tim Participacoes SA..............................................    288,200    1,273,588
    Tim Participacoes SA ADR..........................................     47,642    1,048,124
    Totvs SA..........................................................     89,075    1,939,982
    Tractebel Energia SA..............................................    111,900    1,988,671
    Usinas Siderurgicas de Minas Gerais SA............................     39,100      218,929
   #Vale SA Sponsored ADR.............................................  1,102,733   22,242,125
    WEG SA............................................................    248,866    3,156,831
                                                                                  ------------
TOTAL BRAZIL..........................................................             196,724,069
                                                                                  ------------
CHILE -- (1.7%)
    AES Gener SA......................................................  1,316,671      905,159
    Aguas Andinas SA Series A.........................................  1,468,296    1,087,249
   #Banco de Chile SA Series F ADR....................................     34,582    3,439,180
    Banco de Credito e Inversiones SA.................................     26,330    2,055,349
   #Banco Santander Chile SA ADR......................................    124,303    3,753,951
    CAP SA............................................................     55,691    2,061,264
    Cencosud SA.......................................................    740,464    4,609,636
   *CFR Pharmaceuticals SA............................................  1,293,670      340,367
    Cia Cervecerias Unidas SA.........................................      8,013      128,703
    Cia Cervecerias Unidas SA ADR.....................................     35,892    1,146,749
   *Colbun SA.........................................................  5,081,989    1,605,576
    Corpbanca SA...................................................... 94,605,487    1,354,948
   #Corpbanca SA ADR..................................................     22,366      481,764
    E.CL SA...........................................................    346,010      819,250
    Embotelladora Andina SA Series A ADR..............................     23,068      714,877
    Embotelladora Andina SA Series B ADR..............................     19,587      777,212
    Empresa Nacional de Electricidad SA Sponsored ADR.................     86,185    4,448,008
    Empresas CMPC SA..................................................    899,329    3,491,984
    Empresas Copec SA.................................................    370,176    5,733,683
    Enersis SA Sponsored ADR..........................................    270,752    5,320,277
    ENTEL Chile SA....................................................     87,440    1,901,676
    Inversiones Aguas Metropolitanas SA...............................     70,279      145,388
   #Latam Airlines Group SA Sponsored ADR.............................    179,633    4,399,212
    Molibdenos y Metales SA...........................................     16,633      292,921
    Ripley Corp. SA...................................................    650,492      706,666
    S.A.C.I. Falabella SA.............................................    352,696    4,108,351
    Sigdo Koppers SA..................................................    338,893      873,658
    Sonda SA..........................................................    271,475      921,621
                                                                                  ------------
TOTAL CHILE...........................................................              57,624,679
                                                                                  ------------
CHINA -- (14.8%)
   #Agile Property Holdings, Ltd......................................  1,754,000    2,502,188
    Agricultural Bank of China, Ltd. Series H......................... 14,912,000    8,101,182
    Air China, Ltd. Series H..........................................  1,312,000    1,125,180
  #*Aluminum Corp. of China, Ltd. ADR.................................    112,680    1,352,160
  #*Angang Steel Co., Ltd. Series H...................................  1,422,000    1,054,835
   #Anhui Conch Cement Co., Ltd. Series H.............................    797,500    3,131,138
    Bank of China, Ltd. Series H...................................... 54,772,100   27,057,689
   #Bank of Communications Co., Ltd. Series H.........................  5,151,515    4,380,062
    BBMG Corp. Series H...............................................    753,500      705,201
    Beijing Capital International Airport Co., Ltd. Series H..........    198,000      165,373
    Beijing Enterprises Holdings, Ltd.................................    668,972    4,831,926
    Belle International Holdings, Ltd.................................  2,719,000    6,082,502
   *Brilliance China Automotive Holdings, Ltd.........................  1,576,000    2,123,915
  #*BYD Co., Ltd. Series H............................................    415,886    1,406,830
    China Agri-Industries Holdings, Ltd...............................  2,545,662    1,555,390
    China BlueChemical, Ltd. Series H.................................  1,502,000    1,081,082
    China CITIC Bank Corp., Ltd. Series H.............................  5,827,928    3,990,910
    China Coal Energy Co., Ltd. Series H..............................  3,184,777    3,556,365
    China Communications Construction Co., Ltd. Series H..............  3,342,000    3,414,816

THE EMERGING MARKETS SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
CHINA -- (Continued)
    China Communications Services Corp., Ltd. Series H................  2,892,000 $ 1,763,367
    China Construction Bank Corp. Series H............................ 50,081,590  43,201,952
  #*China COSCO Holdings Co., Ltd. Series H...........................  1,911,500     988,548
   *China Eastern Airlines Corp., Ltd. ADR............................      2,800      62,804
   *China Eastern Airlines Corp., Ltd. Series H.......................    870,000     396,364
   #China Foods, Ltd..................................................    472,000     409,218
   #China Life Insurance Co., Ltd. ADR................................    323,770  16,198,213
   #China Longyuan Power Group Corp. Series H.........................  1,387,000   1,162,374
    China Mengniu Dairy Co., Ltd......................................    805,000   2,355,055
    China Merchants Bank Co., Ltd. Series H...........................  2,871,534   6,905,664
    China Merchants Holdings International Co., Ltd...................    979,321   3,477,435
   #China Minsheng Banking Corp., Ltd. Series H.......................  4,072,000   5,867,641
   #China Mobile, Ltd. Sponsored ADR..................................    757,872  41,455,598
    China Molybdenum Co., Ltd. Series H...............................    170,322      94,824
   #China National Building Material Co., Ltd. Series H...............  2,083,916   3,336,762
    China Oilfield Services, Ltd. Series H............................    950,000   2,056,877
   #China Overseas Land & Investment, Ltd.............................  2,588,000   8,043,405
    China Pacific Insurance Group Co., Ltd. Series H..................  1,245,200   4,882,186
    China Petroleum & Chemical Corp. ADR..............................    106,449  12,928,231
    China Petroleum & Chemical Corp. Series H.........................  2,542,000   3,084,190
   #China Railway Construction Corp., Ltd. Series H...................  2,554,000   2,771,297
    China Railway Group, Ltd. Series H................................  2,017,000   1,150,266
   #China Resources Cement Holdings, Ltd..............................  1,416,000     905,227
    China Resources Enterprise, Ltd...................................  1,025,000   3,675,153
    China Resources Gas Group, Ltd....................................    510,000   1,133,491
   #China Resources Land, Ltd.........................................  1,430,000   4,345,635
    China Resources Power Holdings Co., Ltd...........................    978,000   2,718,618
    China Shenhua Energy Co., Ltd. Series H...........................  2,230,500   9,620,176
  #*China Shipping Container Lines Co., Ltd. Series H.................  4,653,000   1,439,550
   #China Shipping Development Co., Ltd. Series H.....................  1,414,000     779,094
    China Southern Airlines Co., Ltd. ADR.............................     10,900     323,839
    China Southern Airlines Co., Ltd. Series H........................    980,000     589,226
    China State Construction International Holdings, Ltd..............  1,068,000   1,402,104
   *China Taiping Insurance Holdings Co., Ltd.........................    536,800   1,134,247
   #China Telecom Corp., Ltd. ADR.....................................     49,067   2,681,512
    China Telecom Corp., Ltd. Series H................................  2,804,000   1,530,815
    China Unicom Hong Kong, Ltd. ADR..................................    470,600   7,524,894
   *Chongqing Rural Commercial Bank Series H..........................     26,000      15,466
   #Citic Pacific, Ltd................................................  1,669,000   2,693,142
    CNOOC, Ltd........................................................  1,170,000   2,410,731
   #CNOOC, Ltd. ADR...................................................    105,160  21,592,503
    COSCO Pacific, Ltd................................................  2,165,997   3,526,186
   *Country Garden Holdings Co., Ltd..................................  3,626,769   1,932,402
   #CSR Corp., Ltd. Series H..........................................  1,251,000   1,031,138
    Datang International Power Generation Co., Ltd. Series H..........  1,532,000     674,983
   #Dongfang Electric Corp., Ltd. Series H............................    229,600     447,439
    Dongfeng Motor Group Co., Ltd. Series H...........................  1,918,000   3,139,337
    ENN Energy Holdings, Ltd..........................................    476,000   2,292,610
   #Evergrande Real Estate Group, Ltd.................................  4,080,000   2,161,134
    Fosun International, Ltd..........................................  1,717,441   1,202,604
   #GCL-Poly Energy Holdings, Ltd.....................................  5,633,814   1,539,685
   #Geely Automobile Holdings, Ltd....................................  2,550,000   1,338,712
   #Golden Eagle Retail Group, Ltd....................................    414,000     895,960
    Great Wall Motor Co., Ltd. Series H...............................    703,500   2,873,713
    Guangdong Investment, Ltd.........................................  1,564,000   1,298,356
   #Guangshen Railway Co., Ltd. Sponsored ADR.........................     29,254     624,573
    Guangzhou Automobile Group Co., Ltd. Series H.....................  1,852,259   1,555,585
   #Guangzhou Pharmaceutical Co., Ltd. Series H.......................    112,000     258,776
   #Guangzhou R&F Properties Co., Ltd. Series H.......................  1,225,600   2,230,816
   *Haier Electronics Group Co., Ltd..................................    506,000     842,299
    Hengan International Group Co., Ltd...............................    450,500   4,521,813

THE EMERGING MARKETS SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
CHINA -- (Continued)
   *Huadian Power International Corp. Series H........................    856,000 $    361,683
    Huaneng Power International, Inc. ADR.............................     34,452    1,401,163
    Huaneng Power International, Inc. Series H........................    274,000      282,421
    Industrial & Commercial Bank of China, Ltd. Series H.............. 45,200,185   34,040,697
    Jiangsu Express Co., Ltd. Series H................................    764,000      788,754
    Jiangxi Copper Co., Ltd. Series H.................................    888,000    2,410,872
    Kunlun Energy Co., Ltd............................................  1,964,000    4,086,905
    Lenovo Group, Ltd.................................................  3,789,278    3,951,833
    Longfor Properties Co., Ltd.......................................    942,000    1,774,005
  #*Maanshan Iron & Steel Co., Ltd. Series H..........................  1,620,000      501,400
  #*Metallurgical Corp of China, Ltd. Series H........................  2,646,000      549,498
    New World China Land, Ltd.........................................  2,554,000    1,277,927
   #Nine Dragons Paper Holdings, Ltd..................................  1,905,000    1,675,087
    PetroChina Co., Ltd. ADR..........................................    145,110   20,634,642
    PICC Property & Casualty Co., Ltd. Series H.......................  1,608,000    2,452,788
   #Ping An Insurance Group Co. of China, Ltd. Series H...............  1,230,500   11,056,113
    Shandong Weigao Group Medical Polymer Co., Ltd. Series H..........    812,000      782,256
    Shanghai Electric Group Co., Ltd. Series H........................  2,392,000      993,329
    Shanghai Industrial Holdings, Ltd.................................    701,274    2,499,820
   #Shimao Property Holdings, Ltd.....................................  1,956,371    4,331,109
   #Sino-Ocean Land Holdings, Ltd.....................................  2,300,315    1,840,415
    Sinopec Shanghai Petrochemical Co., Ltd. Series H.................    952,000      353,324
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR............      6,545      239,089
   #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H.................    888,000      221,046
   #Sinopharm Group Co., Ltd. Series H................................    480,800    1,475,733
    Soho China, Ltd...................................................  2,899,263    2,617,161
   *Sun Art Retail Group, Ltd.........................................    989,500    1,439,135
    Tencent Holdings, Ltd.............................................    665,500   23,243,823
    Tingyi (Cayman Islands) Holding Corp..............................  1,192,000    3,355,905
   #Tsingtao Brewery Co., Ltd. Series H...............................    178,000    1,031,136
    Uni-President China Holdings, Ltd.................................    759,000      890,511
    Want Want China Holdings, Ltd.....................................  3,614,000    4,778,653
   #Weichai Power Co., Ltd. Series H..................................    325,200    1,341,967
    Wumart Stores, Inc. Series H......................................    108,000      216,209
   #Yanzhou Coal Mining Co., Ltd. Series H............................    228,000      388,503
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......................    105,796    1,811,228
    Zhaojin Mining Industry Co., Ltd. Series H........................    553,000      833,661
    Zhejiang Expressway Co., Ltd. Series H............................    876,000      779,278
   #Zhongsheng Group Holdings, Ltd....................................    231,000      345,578
   #Zhuzhou CSR Times Electric Co., Ltd. Series H.....................    276,000      882,626
   #Zijin Mining Group Co., Ltd. Series H.............................  3,693,000    1,422,260
   #Zoomlion Heavy Industry Science & Technology Co., Ltd. Series H...    866,000    1,178,692
   #ZTE Corp. Series H................................................    460,838      895,783
                                                                                  ------------
TOTAL CHINA...........................................................             488,548,577
                                                                                  ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA................................................    122,048    2,330,407
    Banco de Bogota SA................................................      4,768      150,392
    Bancolombia SA....................................................     70,253    1,201,346
    Bancolombia SA Sponsored ADR......................................     64,224    4,464,210
   *Cementos Argos SA.................................................    155,751      964,995
   #Ecopetrol SA Sponsored ADR........................................    192,927   12,212,279
   *Empresa de Energia de Bogota SA...................................    437,378      328,882
    Grupo Aval Acciones y Valores SA..................................    422,408      302,160
    Grupo Nutresa SA..................................................      7,131      100,333
   *Interconexion Electrica SA ESP....................................    209,669    1,190,409
   *Isagen SA ESP.....................................................    474,323      657,220
                                                                                  ------------
TOTAL COLOMBIA........................................................              23,902,633
                                                                                  ------------
CZECH REPUBLIC -- (0.4%)
    CEZ A.S...........................................................    198,179    6,426,932

THE EMERGING MARKETS SERIES
CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------- -----------
CZECH REPUBLIC -- (Continued)
    Komercni Banka A.S................................................  14,730 $ 2,982,309
    Philip Morris CR A.S..............................................     276     167,240
    Telefonica Czech Republic A.S..................................... 142,100   2,459,066
   *Unipetrol A.S.....................................................   3,160      28,476
                                                                               -----------
TOTAL CZECH REPUBLIC..................................................          12,064,023
                                                                               -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. Sponsored GDR.......... 225,178   1,159,667
   *Egyptian Financial Group-Hermes Holding GDR.......................     563       1,928
   *Orascom Construction Industries GDR...............................  19,579     731,001
   *Orascom Telecom Holding S.A.E. GDR................................ 357,754   1,164,844
                                                                               -----------
TOTAL EGYPT...........................................................           3,057,440
                                                                               -----------
HUNGARY -- (0.4%)
    EGIS Pharmaceuticals P.L.C........................................   2,156     185,408
    Magyar Telekom Telecommunications P.L.C........................... 327,521     618,487
   #MOL Hungarian Oil & Gas P.L.C.....................................  40,682   3,502,416
   #OTP Bank P.L.C.................................................... 237,504   5,107,443
    Richter Gedeon NYRT...............................................  13,851   2,385,355
   *Tisza Chemical Group P.L.C........................................  23,991     193,829
                                                                               -----------
TOTAL HUNGARY.........................................................          11,992,938
                                                                               -----------
INDIA -- (7.7%)
    ABB, Ltd..........................................................  46,035     563,228
    ACC, Ltd..........................................................  45,064   1,122,823
    Adani Enterprises, Ltd............................................ 179,122     851,320
   *Adani Power, Ltd.................................................. 646,499     745,694
    Aditya Birla Nuvo, Ltd............................................  33,850     725,559
    Allahabad Bank, Ltd............................................... 168,800     518,308
    Ambuja Cements, Ltd............................................... 692,303   2,634,080
    Andhra Bank, Ltd..................................................  59,863     126,156
    Apollo Hospitals Enterprise, Ltd..................................  56,015     852,184
    Ashok Leyland, Ltd................................................ 667,374     306,271
    Asian Paints, Ltd.................................................  26,431   2,236,408
    Axis Bank, Ltd.................................................... 227,042   6,430,513
    Bajaj Auto, Ltd...................................................  88,932   3,398,949
    Bajaj Finserv, Ltd................................................  38,658     617,098
    Bajaj Holdings & Investment, Ltd..................................  25,105     456,710
    Bank of India..................................................... 111,989     743,992
    Bharat Electronics, Ltd...........................................  13,836     330,862
    Bharat Forge, Ltd.................................................  64,036     276,907
    Bharat Heavy Electricals, Ltd..................................... 477,494   2,053,568
    Bharat Petroleum Corp., Ltd....................................... 148,062   1,144,961
    Bharti Airtel, Ltd................................................ 712,612   4,521,847
    Bhushan Steel, Ltd................................................  46,387     389,898
    Bosch, Ltd........................................................  11,944   2,067,737
    Cadila Healthcare, Ltd............................................  25,295     412,935
    Cairn India, Ltd.................................................. 401,975   2,450,933
    Canara Bank.......................................................  81,642     737,260
    Cipla, Ltd........................................................ 316,148   2,417,506
    Colgate-Palmolive (India), Ltd....................................  24,548     622,167
    Container Corp. of India..........................................  27,307     475,390
    Coromandel International, Ltd.....................................  44,218     187,079
    Corporation Bank..................................................   6,356      54,550
    Crisil, Ltd.......................................................   6,575     124,756
    Crompton Greaves, Ltd............................................. 169,046     339,349
    Cummins India, Ltd................................................  49,959     459,849
    Dabur India, Ltd.................................................. 495,434   1,242,861
   *Dish TV (India), Ltd.............................................. 218,853     297,375
    Divi's Laboratories, Ltd..........................................  33,413     659,418

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- -----------
INDIA -- (Continued)
    DLF, Ltd..........................................................   376,202 $ 1,970,867
    Dr. Reddy's Laboratories, Ltd.....................................    18,968     685,950
    Dr. Reddy's Laboratories, Ltd. ADR................................    74,598   2,681,052
   *Emami, Ltd........................................................    20,774     229,180
    Engineers India, Ltd..............................................    66,837     276,972
   *Essar Oil, Ltd....................................................   373,818     613,768
    Exide Industries, Ltd.............................................   217,474     501,719
    Federal Bank, Ltd.................................................    83,714     800,515
    GAIL India, Ltd...................................................   161,525   1,047,710
    GAIL India, Ltd. GDR..............................................    28,791   1,128,218
    Gillette India, Ltd...............................................     2,685     118,051
    GlaxoSmithKline Pharmaceuticals, Ltd..............................    24,027     922,341
    Glenmark Pharmaceuticals, Ltd.....................................   101,902     960,905
   *GMR Infrastructure, Ltd...........................................   684,313     244,248
    Godrej Consumer Products, Ltd.....................................    60,621     816,399
    Godrej Industries, Ltd............................................    63,331     365,282
    Grasim Industries, Ltd............................................     6,300     355,559
    Havells India, Ltd................................................    13,283     163,642
    HCL Technologies, Ltd.............................................   112,399   1,455,429
    HDFC Bank, Ltd.................................................... 1,348,029  16,312,722
    Hero Honda Motors, Ltd. Series B..................................    32,865   1,113,442
    Hindalco Industries, Ltd..........................................   914,963   1,993,533
    Hindustan Petroleum Corp, Ltd.....................................    52,170     323,367
    Hindustan Unilever, Ltd...........................................   769,678   6,800,578
    Hindustan Zinc, Ltd...............................................    68,949     166,454
    ICICI Bank, Ltd. Sponsored ADR....................................   208,679   9,557,498
    IDBI Bank, Ltd....................................................   346,191     696,083
   *Idea Cellular, Ltd................................................   805,036   1,706,162
    IDFC, Ltd.........................................................   601,656   1,922,419
    Indian Bank.......................................................   126,858     480,909
    Indian Oil Corp., Ltd.............................................   256,953   1,575,178
    Indian Overseas Bank..............................................    62,877      96,064
    IndusInd Bank, Ltd................................................    51,381     420,264
    Infosys, Ltd......................................................   214,112  11,247,221
   #Infosys, Ltd. Sponsored ADR.......................................   135,241   7,129,906
    ITC, Ltd.......................................................... 1,921,995  11,102,944
    Jaiprakash Associates, Ltd........................................ 1,336,264   2,190,416
   *Jaiprakash Power Ventures, Ltd....................................   454,730     302,959
    Jindal Steel & Power, Ltd.........................................   373,815   2,948,388
    JSW Energy, Ltd...................................................   535,368     714,878
    JSW Steel, Ltd....................................................   124,632   2,058,300
   *Jubilant Foodworks, Ltd...........................................    18,139     409,064
    Kotak Mahindra Bank, Ltd..........................................   218,254   2,793,132
    Larsen & Toubro, Ltd..............................................   185,052   5,374,851
    LIC Housing Finance, Ltd..........................................    53,635     285,210
    Lupin, Ltd........................................................   134,973   1,539,659
    Mahindra & Mahindra, Ltd..........................................   298,575   5,008,309
    Mangalore Refinery & Petrochemicals, Ltd..........................   399,619     481,447
    Marico, Ltd.......................................................   116,346     495,341
    Maruti Suzuki India, Ltd..........................................    33,769   1,008,078
    Motherson Sumi Systems, Ltd.......................................   107,196     396,664
    Mphasis, Ltd......................................................    60,703     424,723
    Mundra Port & Special Economic Zone, Ltd..........................   223,856     643,655
    National Aluminium Co., Ltd.......................................   109,139     101,169
    Nestle India, Ltd.................................................     7,109     635,580
    NHPC, Ltd......................................................... 1,958,803   1,069,452
    NTPC, Ltd.........................................................   375,265   1,107,212
    Oberoi Realty, Ltd................................................     9,540      52,147
    Oil & Natural Gas Corp., Ltd......................................   699,873   4,486,153
    Oil India, Ltd....................................................    78,487     795,575
   *Oracle Financial Services Software, Ltd...........................    19,531   1,167,827

THE EMERGING MARKETS SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
INDIA -- (Continued)
    Oriental Bank of Commerce.........................................     85,829 $    540,514
    Petronet LNG, Ltd.................................................    158,647      451,750
    Pidilite Industries, Ltd..........................................    108,321      475,140
    Piramal Enterprises, Ltd..........................................     60,551      640,016
    Power Grid Corp. of India, Ltd....................................    741,612    1,536,288
    Proctor & Gamble Hygiene & Health Care, Ltd.......................      7,710      363,304
   *Ranbaxy Laboratories, Ltd.........................................    131,027    1,108,397
    Reliance Capital, Ltd.............................................     97,310      869,803
    Reliance Communications, Ltd......................................    523,134      815,402
    Reliance Energy, Ltd..............................................    111,967    1,085,910
    Reliance Industries, Ltd..........................................  1,432,266   23,893,498
   *Reliance Power, Ltd...............................................    517,114      899,141
    Rural Electrification Corp., Ltd..................................     47,495      216,183
   *Satyam Computer Services, Ltd.....................................    401,693      904,715
    Sesa Goa, Ltd.....................................................    563,951    1,977,289
    Shree Cement, Ltd.................................................      5,263      442,114
    Shriram Transport Finance Co., Ltd................................     76,457    1,132,368
    Siemens, Ltd......................................................     18,316      224,639
    SJVN, Ltd.........................................................    381,249      162,272
    State Bank of India...............................................    114,835    5,251,590
    Steel Authority of India, Ltd.....................................    383,707      624,250
    Sterlite Industries (India), Ltd..................................  1,725,980    3,687,429
    Sun Pharmaceuticals Industries, Ltd...............................    276,489    3,719,437
    Sun TV Network, Ltd...............................................     57,384      511,028
    Tata Chemicals, Ltd...............................................     85,384      573,635
    Tata Communications, Ltd..........................................     36,123      157,259
    Tata Consultancy Services, Ltd....................................    408,400   10,316,846
    Tata Motors, Ltd..................................................    679,237    3,774,584
   #Tata Motors, Ltd. Sponsored ADR...................................     81,024    2,238,693
    Tata Power Co., Ltd...............................................    763,990    1,449,988
    Tata Steel, Ltd...................................................    265,956    2,035,395
    Tata Tea, Ltd.....................................................    245,594      691,509
    Tech Mahindra, Ltd................................................     21,607      405,096
    Titan Industries, Ltd.............................................    144,838      764,913
    Torrent Power, Ltd................................................     79,357      254,025
    Ultratech Cement, Ltd.............................................     40,093    1,434,367
   *Unitech, Ltd......................................................  1,237,337      862,219
    United Breweries, Ltd.............................................     39,822      550,319
    United Phosphorus, Ltd............................................    135,349      340,317
    United Spirits, Ltd...............................................     69,742    2,365,437
    Wipro, Ltd........................................................    438,772    3,390,515
   *Wockhardt, Ltd....................................................     13,512      444,189
    Yes Bank, Ltd.....................................................    161,542    1,585,155
    Zee Entertainment Enterprises, Ltd................................    356,748    1,552,717
                                                                                  ------------
TOTAL INDIA...........................................................             254,788,896
                                                                                  ------------
INDONESIA -- (2.9%)
    PT Adaro Energy Tbk............................................... 12,163,000    2,061,337
    PT AKR Corporindo Tbk.............................................    878,500      349,748
    PT Astra Agro Lestari Tbk.........................................    377,000      729,786
    PT Astra International Tbk........................................ 16,950,110   12,797,672
    PT Bank Central Asia Tbk.......................................... 10,102,000   10,008,824
    PT Bank Danamon Indonesia Tbk.....................................  3,627,079    2,271,183
    PT Bank Mandiri Persero Tbk.......................................  8,432,617    7,839,536
    PT Bank Negara Indonesia Persero Tbk..............................  7,266,222    2,929,016
   *PT Bank Pan Indonesia Tbk.........................................  7,175,000      486,880
    PT Bank Rakyat Indonesia Persero Tbk..............................  9,575,500    7,820,070
   *PT Bank Tabungan Pensiunan Nasional Tbk...........................    768,500      390,609
    PT Bayan Resources Tbk............................................     79,500       73,474
   *PT Bhakti Investama Tbk........................................... 13,972,500      710,589
    PT Bumi Serpong Damai Tbk.........................................  5,554,500      799,177

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
INDONESIA -- (Continued)
    PT Charoen Pokphand Indonesia Tbk.................................  5,893,500 $ 2,350,796
    PT Global Mediacom Tbk............................................  5,984,000   1,337,225
    PT Gudang Garam Tbk...............................................    415,500   2,212,300
    PT Harum Energy Tbk...............................................    621,000     382,597
    PT Holcim Indonesia Tbk...........................................  1,498,000     477,203
    PT Indo Tambangraya Megah Tbk.....................................    307,500   1,309,020
    PT Indocement Tunggal Prakarsa Tbk................................  1,207,000   2,695,540
   *PT Indofood CBP Sukses Makmur Tbk.................................    998,500     821,161
    PT Indofood Sukses Makmur Tbk.....................................  4,294,000   2,659,814
   *PT Indomobil Sukses Internasional Tbk.............................     35,000      18,507
    PT Indosat Tbk....................................................    885,000     618,427
    PT Indosat Tbk ADR................................................      1,674      58,339
   *PT Inovisi Infracom Tbk...........................................     51,500      36,765
    PT Jasa Marga Persero Tbk.........................................  1,362,000     768,795
    PT Kalbe Farma Tbk................................................ 16,942,500   1,894,566
    PT Lippo Karawaci Tbk............................................. 20,550,000   2,174,695
   *PT Mayorah Indah Tbk..............................................     47,500     100,358
    PT Media Nusantara Citra Tbk......................................  3,283,000     801,419
   *PT Panasia Indo Resources Tbk.....................................     75,100       6,323
    PT Perusahaan Gas Negara Persero Tbk..............................  7,484,000   3,592,922
   *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.............  2,878,500     651,419
    PT Semen Indonesia (Persero) Tbk..................................  2,453,500   3,970,586
    PT Sinar Mas Agro Resources & Technology Tbk......................  1,116,500     791,972
   *PT Sumber Alfaria Trijaya Tbk.....................................      4,000       2,179
   *PT Surya Citra Media Tbk..........................................  1,346,000     328,938
    PT Tambang Batubara Bukit Asam Persero Tbk........................    702,500   1,119,758
    PT Telekomunikasi Indonesia Persero Tbk...........................  7,835,140   7,847,330
   *PT Tower Bersama Infrastructure Tbk...............................    947,000     573,566
    PT Unilever Indonesia Tbk.........................................  1,381,500   3,128,703
    PT United Tractors Tbk............................................  1,408,696   2,864,002
    PT Vale Indonesia Tbk.............................................  2,957,000     834,544
    PT XL Axiata Tbk..................................................  2,017,500   1,036,737
                                                                                  -----------
TOTAL INDONESIA.......................................................             96,734,407
                                                                                  -----------
ISRAEL -- (0.0%)
   *IDB Holding Corp., Ltd............................................         --           1
   *Koor Industries, Ltd..............................................          1           8
   *Osem Investments, Ltd.............................................          1           9
                                                                                  -----------
TOTAL ISRAEL..........................................................                     18
                                                                                  -----------
MALAYSIA -- (3.5%)
    Affin Holdings Berhad.............................................    318,200     336,967
    AirAsia Berhad....................................................  1,135,500   1,014,883
    Alliance Financial Group Berhad...................................  1,087,800   1,495,077
    AMMB Holdings Berhad..............................................  1,364,959   2,794,532
    Axiata Group Berhad...............................................  2,221,275   4,504,439
    Batu Kawan Berhad.................................................     63,000     373,660
    Berjaya Land Berhad...............................................     95,000      25,367
    Berjaya Sports Toto Berhad........................................    725,024   1,015,448
    Boustead Holdings Berhad..........................................    359,386     559,838
    British American Tobacco Malaysia Berhad..........................    102,200   1,886,887
   *Bumi Armada Berhad................................................    478,200     580,377
    CIMB Group Holdings Berhad........................................  4,105,054   9,525,501
    Dialog Group Berhad...............................................  1,127,300     838,340
    DiGi.Com Berhad...................................................  2,767,720   4,382,878
    DRB-Hicom Berhad..................................................    784,000     648,547
    Fraser & Neave Holdings Berhad....................................     61,000     358,927
    Gamuda Berhad.....................................................  1,545,400   1,850,435
    Genting (Malaysia) Berhad.........................................  2,851,400   3,368,659
    Genting Berhad....................................................  1,894,300   5,790,778
    Genting Plantations Berhad........................................    239,300     634,330

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CONTINUED


                                                                                   SHARES     VALUE++
                                                                                 ---------- ------------
MALAYSIA -- (Continued)
    Hong Leong Bank Berhad......................................................    507,160 $  2,323,946
    Hong Leong Financial Group Berhad...........................................    209,629      928,434
    IJM Corp. Berhad............................................................  1,180,581    1,915,859
    IOI Corp. Berhad............................................................  2,849,805    4,558,916
    Kuala Lumpur Kepong Berhad..................................................    423,700    2,959,483
    Kulim (Malaysia) Berhad.....................................................    470,200      545,402
    Lafarge Malayan Cement Berhad...............................................    266,080      795,678
    Malayan Banking Berhad......................................................  3,514,067   10,042,947
    Malaysia Airports Holdings Berhad...........................................    257,627      457,046
   *Malaysia Marine and Heavy Engineering Holdings Berhad.......................    210,900      286,152
    Maxis Berhad................................................................  1,579,100    3,237,827
   *MISC Berhad.................................................................  1,391,098    1,992,005
    MMC Corp. Berhad............................................................  1,092,100      856,776
    Multi-Purpose Holdings Berhad...............................................     39,300       41,623
    Nestle (Malaysia) Berhad....................................................    189,300    3,553,165
    Parkson Holdings Berhad.....................................................    557,120      866,627
    Petronas Chemicals Group Berhad.............................................  2,194,100    4,202,218
    Petronas Dagangan Berhad....................................................    241,400    1,770,948
    Petronas Gas Berhad.........................................................    468,300    2,798,975
    PPB Group Berhad............................................................    394,500    1,581,333
    Public Bank Berhad..........................................................     67,739      338,330
    Public Bank Berhad Foreign Market Shares....................................    940,101    4,695,712
    RHB Capital Berhad..........................................................    636,983    1,586,463
   *Sapurakencana Petroleum Berhad..............................................  1,809,800    1,701,446
    Shell Refining Co. Federation of Malaysia Berhad............................    125,200      330,888
    Sime Darby Berhad...........................................................  2,342,720    7,014,902
    Telekom Malaysia Berhad.....................................................    792,900    1,416,534
    Tenaga Nasional Berhad......................................................  2,144,050    4,834,663
   *UEM Land Holdings Berhad....................................................  1,468,537    1,040,066
    UMW Holdings Berhad.........................................................    475,466    1,858,073
    United Plantations Berhad...................................................     33,700      281,712
    YTL Corp. Berhad............................................................  5,406,186    2,869,390
    YTL Power International Berhad..............................................  1,575,940      771,057
                                                                                            ------------
TOTAL MALAYSIA..................................................................             116,440,466
                                                                                            ------------
MEXICO -- (5.9%)
    Alfa S.A.B. de C.V. Series A................................................  2,900,600    7,003,635
    America Movil S.A.B. de C.V. Series L....................................... 30,952,095   39,047,363
    America Movil S.A.B. de C.V. Series L ADR...................................     22,528      566,804
   #Arca Continental S.A.B. de C.V..............................................    349,300    2,663,719
   *Cemex S.A.B. de C.V.........................................................    301,238      327,664
   *Cemex S.A.B. de C.V. Sponsored ADR..........................................  1,144,044   12,412,877
   #Coca-Cola Femsa S.A.B. de C.V. Series L.....................................    298,900    4,730,127
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR................................      1,250      197,600
   #Controladora Comercial Mexicana S.A.B. de C.V. Series B.....................    301,613    1,099,030
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B...........      8,726        6,348
    El Puerto de Liverpool S.A.B. de C.V. Series C-1............................    143,597    1,592,435
    Fomento Economico Mexicano S.A.B. de C.V....................................  1,793,669   19,383,238
  #*Genomma Lab Internacional S.A.B. de C.V. Series B...........................    264,900      605,029
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.........................      3,339      207,819
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B....................    148,279      924,805
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..........................     34,897    4,167,051
   #Grupo Bimbo S.A.B. de C.V. Series A.........................................  1,538,500    3,987,037
    Grupo Carso S.A.B. de C.V. Series A-1.......................................    639,132    3,106,536
    Grupo Comercial Chedraui S.A. de C.V........................................    140,976      489,523
    Grupo Elektra S.A.B. de C.V.................................................     16,732      778,395
    Grupo Financiero Banorte S.A.B. de C.V. Series O............................  1,606,379   11,056,127
    Grupo Financiero Inbursa S.A.B. de C.V. Series O............................  1,863,628    5,225,358
    Grupo Industrial Maseca S.A.B. de C.V. Series B.............................    198,186      243,162
    Grupo Mexico S.A.B. de C.V. Series B........................................  3,579,616   13,316,647
   #Grupo Modelo S.A.B. de C.V. Series C........................................    661,784    5,647,332

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
MEXICO -- (Continued)
   *Grupo Qumma S.A. de C.V. Series B.................................     1,591 $         23
   #Grupo Televisa S.A.B.............................................. 1,704,800    9,554,689
    Grupo Televisa S.A.B. Sponsored ADR...............................   134,040    3,754,460
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
     C.V.............................................................. 2,373,426    4,993,405
  #*Industrias CH S.A.B. de C.V. Series B.............................   178,389    1,470,651
   #Industrias Penoles S.A.B. de C.V..................................    99,638    4,885,041
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.................. 1,823,400    5,136,944
    Mexichem S.A.B. de C.V. Series *..................................   747,341    4,226,151
  #*Minera Frisco S.A.B. de C.V. Series A-1...........................   783,633    3,368,218
   *OHL Mexico S.A.B. de C.V..........................................   154,561      350,098
    Organizacion Soriana S.A.B. de C.V. Series B...................... 1,112,075    4,308,497
   *Savia S.A. de C.V. Series A.......................................   120,000        7,550
   #Wal-Mart de Mexico S.A.B. de C.V. Series V........................ 4,203,055   13,602,922
                                                                                 ------------
TOTAL MEXICO..........................................................            194,444,310
                                                                                 ------------
PERU -- (0.4%)
   *Cementos Pacasmayo S.A. ADR.......................................       600        8,052
    Cia de Minas Buenaventura S.A. ADR................................   100,100    2,961,959
    Credicorp, Ltd....................................................    62,859    9,851,891
                                                                                 ------------
TOTAL PERU............................................................             12,821,902
                                                                                 ------------
PHILIPPINES -- (1.2%)
    Aboitiz Equity Ventures, Inc...................................... 1,519,900    2,077,201
    Aboitiz Power Corp................................................ 1,446,200    1,355,004
    Alliance Global Group, Inc........................................ 6,710,300    3,119,887
    Ayala Corp. Series A..............................................   174,775    2,443,494
    Ayala Land, Inc................................................... 4,735,418    3,375,500
    Bank of the Philippine Islands....................................   844,014    2,077,907
   *BDO Unibank, Inc.................................................. 1,519,961    2,873,971
    DMCI Holdings, Inc................................................   618,930      836,629
    Energy Development Corp........................................... 5,785,300    1,017,685
   *Filipina Water Bottling Corp...................................... 2,006,957           --
   *First Gen Corp....................................................   563,900      366,563
    Globe Telecom, Inc................................................    29,325      775,404
    International Container Terminal Services, Inc....................   723,570    1,353,477
    JG Summit Holdings, Inc...........................................   168,900      165,836
    Jollibee Foods Corp...............................................   354,660      956,735
    Manila Electric Co................................................   126,130      900,700
    Metro Bank & Trust Co.............................................   881,923    2,285,456
    Metro Pacific Investments Corp.................................... 7,894,000    1,010,748
    Philippine Long Distance Telephone Co.............................    35,545    2,447,859
   *Robinson's Land Corp. Series B.................................... 1,486,300      782,584
    San Miguel Corp...................................................   418,720    1,156,537
    Security Bank Corp................................................   181,170      773,860
   *Semirara Mining Corp..............................................   112,800      682,298
    SM Investments Corp...............................................   173,960    4,068,094
    SM Prime Holdings, Inc............................................ 4,714,210    2,031,346
    Universal Robina Corp.............................................   879,930    1,892,515
                                                                                 ------------
TOTAL PHILIPPINES.....................................................             40,827,290
                                                                                 ------------
POLAND -- (1.5%)
    Bank Handlowy w Warszawie SA......................................    34,275    1,061,739
   *Bank Millennium SA................................................   701,813    1,037,323
    Bank Pekao SA.....................................................    97,485    4,794,812
   *Bank Zackodni WBK SA..............................................     4,581      372,525
   *BRE Bank SA.......................................................    13,064    1,367,555
    Browary Zywiec SA.................................................    12,621    1,813,632
   *Cyfrowy Polsat SA.................................................    79,369      430,181
    Enea SA...........................................................    53,379      263,863
    Eurocash SA.......................................................    48,245      786,024

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
POLAND -- (Continued)
   *Getin Noble Bank SA............................................... 1,028,245 $    649,452
   *Grupa Lotos SA....................................................    38,603      500,043
   *ING Bank Slaski SA................................................    27,713      793,564
   *Jastrzebska Spolka Weglowa SA.....................................    18,093      551,750
   *Kernel Holding SA.................................................    46,175    1,037,616
    KGHM Polska Miedz SA..............................................   127,397    7,795,592
    LPP SA............................................................       262      410,818
    Lubelski Wegiel Bogdanka SA.......................................    23,499    1,039,095
    PGE SA............................................................   606,144    3,342,987
   *Polski Koncern Naftowy Orlen SA...................................   311,446    4,930,667
   *Polskie Gornictwo Naftowe I Gazownictwo SA........................ 1,130,284    2,012,236
    Powszechna Kasa Oszczednosci Bank Polski SA.......................   542,325    6,063,152
    Powszechny Zaklad Ubezpieczen SA..................................    44,325    5,842,054
    Synthos SA........................................................   436,090      740,163
    Tauron Polska Energia SA..........................................   129,291      197,671
    Telekomunikacja Polska SA.........................................   591,537    2,296,921
                                                                                 ------------
TOTAL POLAND..........................................................             50,131,435
                                                                                 ------------
RUSSIA -- (4.8%)
    Eurasia Drilling Co., Ltd. GDR....................................    71,555    2,711,660
    Federal Hydrogenerating Co. ADR...................................   954,715    2,333,616
    Gazprom OAO Sponsored ADR......................................... 4,557,577   42,923,239
   *Globaltrans Investment P.L.C. Sponsored GDR.......................    40,377      624,093
    Lukoil OAO Sponsored ADR..........................................   376,321   25,375,133
    Magnitogorsk Iron & Steel Works Sponsored GDR.....................   127,856      578,442
    Mail.ru Group, Ltd. GDR...........................................    46,941    1,564,749
   #Mechel Sponsored ADR..............................................   170,001    1,147,507
    MMC Norilsk Nickel JSC ADR........................................   532,268   10,603,466
   *NOMOS-BANK GDR....................................................    29,713      413,091
    Novolipetsk Steel OJSC GDR........................................    71,198    1,511,891
    Novorossiysk Sea Trade Port GDR...................................    33,800      275,279
   *O'Key Group SA GDR................................................    13,522      160,119
   *PIK Group GDR.....................................................    36,593       79,291
    Rosneft OAO GDR................................................... 1,181,607   10,373,183
   *Rostelecom OJSC Sponsored ADR.....................................    27,742      671,328
   *Sberbank of Russia Sponsored ADR.................................. 1,833,384   27,048,612
    Severstal OAO GDR.................................................   135,369    1,688,544
    Tatneft OAO Sponsored ADR.........................................   174,266    8,026,624
    TMK OAO GDR.......................................................    52,030      792,198
    Uralkali OJSC GDR.................................................   216,536    8,239,251
    VimpelCom, Ltd. Sponsored ADR.....................................   425,420    5,109,294
    VTB Bank OJSC GDR................................................. 1,024,422    3,739,426
   *X5 Retail Group NV GDR............................................    71,095    1,208,102
                                                                                 ------------
TOTAL RUSSIA..........................................................            157,198,138
                                                                                 ------------
SOUTH AFRICA -- (7.2%)
    ABSA Group, Ltd...................................................   365,243    6,991,574
    African Bank Investments, Ltd.....................................   699,500    2,411,501
    African Rainbow Minerals, Ltd.....................................   109,689    2,470,079
   #Anglo American Platinum, Ltd......................................    63,581    3,121,190
   #AngloGold Ashanti, Ltd. Sponsored ADR.............................   331,815    9,297,456
   *ArcelorMittal South Africa, Ltd...................................   236,779      927,245
    Aspen Pharmacare Holdings, Ltd....................................   238,560    4,374,660
   #Assore, Ltd.......................................................    27,520    1,368,593
    AVI, Ltd..........................................................    28,062      172,217
    Barloworld, Ltd...................................................   239,472    2,231,365
    Bidvest Group, Ltd................................................   249,715    5,965,719
    Capitec Bank Holdings, Ltd........................................    31,532      686,757
    Discovery Holdings, Ltd...........................................   357,805    2,642,904
    Distell Group, Ltd................................................     1,609       19,932
    Exxaro Resources, Ltd.............................................    99,063    1,943,320

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
SOUTH AFRICA -- (Continued)
    FirstRand, Ltd.................................................... 2,658,123 $  9,583,613
    Foschini Group, Ltd. (The)........................................   174,302    2,261,593
    Gold Fields, Ltd. Sponsored ADR...................................   710,430    8,255,197
    Growthpoint Properties, Ltd.......................................   764,019    2,148,947
    Harmony Gold Mining Co., Ltd......................................   132,269      852,382
    Harmony Gold Mining Co., Ltd. Sponsored ADR.......................   331,569    2,141,936
    Impala Platinum Holdings, Ltd.....................................   482,640    8,753,597
    Imperial Holdings, Ltd............................................   170,107    3,665,195
    Investec, Ltd.....................................................   229,217    1,658,978
   #Kumba Iron Ore, Ltd...............................................    65,281    4,396,099
    Liberty Holdings, Ltd.............................................   155,216    1,989,257
    Life Healthcare Group Holdings, Ltd...............................   712,509    2,501,084
    Massmart Holdings, Ltd............................................    81,126    1,648,071
    Mediclinic International, Ltd.....................................   240,544    1,529,455
    MMI Holdings, Ltd................................................. 1,197,522    3,092,214
    Mondi, Ltd........................................................   116,207    1,368,332
    Mr. Price Group, Ltd..............................................   200,893    2,772,996
    MTN Group, Ltd.................................................... 1,575,988   30,812,011
    Nampak, Ltd.......................................................   542,486    1,917,950
    Naspers, Ltd. Series N............................................   318,178   20,464,525
    Nedbank Group, Ltd................................................   197,795    4,196,816
    Network Healthcare Holdings, Ltd..................................   811,118    1,781,188
   #Pick'n Pay Stores, Ltd............................................   244,318    1,243,820
    PSG Group, Ltd....................................................    64,012      436,337
    Sanlam, Ltd....................................................... 1,597,800    8,116,279
   *Santam, Ltd.......................................................    12,147      253,727
   *Sappi, Ltd. Sponsored ADR.........................................       800        2,728
    Sasol, Ltd. Sponsored ADR.........................................   536,546   23,194,884
    Shoprite Holdings, Ltd............................................   395,299    6,713,147
    Spar Group, Ltd. (The)............................................   129,700    1,704,649
    Standard Bank Group, Ltd.......................................... 1,007,241   12,967,328
   #Steinhoff International Holdings, Ltd............................. 1,159,779    3,519,590
    Tiger Brands, Ltd.................................................    92,531    3,043,660
    Truworths International, Ltd......................................   316,764    3,542,064
    Tsogo Sun Holdings, Ltd...........................................   288,868      792,498
    Vodacom Group, Ltd................................................   345,509    4,714,541
    Woolworths Holdings, Ltd..........................................   604,872    4,173,057
                                                                                 ------------
TOTAL SOUTH AFRICA....................................................            236,834,257
                                                                                 ------------
SOUTH KOREA -- (13.5%)
  #*Amorepacific Corp.................................................     2,649    2,663,087
   *Amorepacific Group................................................     2,132      806,525
   *BS Financial Group, Inc...........................................   161,520    2,135,403
    Cheil Industrial, Inc.............................................    43,001    3,447,176
   *Cheil Worldwide, Inc..............................................    45,180      929,792
  #*CJ Cheiljedang Corp...............................................     6,747    2,298,681
   *CJ Corp...........................................................    14,219    1,629,177
   *CJ Korea Express Co., Ltd.........................................       966      106,467
   *Coway Co., Ltd....................................................    37,470    1,625,864
   *Daelim Industrial Co., Ltd........................................    30,614    2,604,946
  #*Daewoo Engineering & Construction Co., Ltd........................   125,248    1,041,330
  #*Daewoo International Corp.........................................    38,863    1,327,759
    Daewoo Securities Co., Ltd........................................   220,281    2,417,219
  #*Daewoo Shipbuilding & Marine Engineering Co., Ltd.................   109,830    3,006,939
    Dongbu Insurance Co., Ltd.........................................    35,820    1,536,840
    Doosan Corp.......................................................     7,623      899,514
  #*Doosan Heavy Industries & Construction Co., Ltd...................    50,399    2,155,433
  #*Doosan Infracore Co., Ltd.........................................    92,220    1,364,344
    E-Mart Co., Ltd...................................................    18,626    4,136,991
  #*GS Engineering & Construction Corp................................    32,543    1,664,374
   *GS Holdings Corp..................................................    58,759    3,832,529

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CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------- -----------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc......................................... 215,211 $ 7,706,293
   *Hankook Tire Co., Ltd.............................................  66,995   2,755,231
  #*Hankook Tire Worldwide Co., Ltd...................................       1          11
  #*Hanwha Chemical Corp..............................................  94,470   1,670,834
   *Hanwha Corp.......................................................  45,190   1,387,349
    Hanwha Life Insurance Co., Ltd.................................... 157,930   1,075,435
  #*Hyundai Department Store Co., Ltd.................................  14,194   2,106,945
   *Hyundai Engineering & Construction Co., Ltd.......................  52,362   3,298,626
  #*Hyundai Glovis Co., Ltd...........................................   9,857   1,835,981
   *Hyundai Heavy Industries Co., Ltd.................................  39,020   7,704,681
   *Hyundai Hysco Co., Ltd............................................  26,614     921,137
    Hyundai Marine & Fire Insurance Co., Ltd..........................  53,280   1,638,946
  #*Hyundai Merchant Marine Co., Ltd..................................  33,725     633,352
   *Hyundai Mobis Co., Ltd............................................  55,218  14,460,465
    Hyundai Motor Co., Ltd............................................ 129,960  24,472,967
   *Hyundai Steel Co..................................................  58,560   4,460,198
  #*Hyundai Wia Corp..................................................  11,770   1,588,564
   *Industrial Bank of Korea, Ltd..................................... 180,660   2,041,296
  #*Kangwon Land, Inc................................................. 114,660   3,289,196
   *KB Financial Group, Inc........................................... 235,705   8,390,848
   *KB Financial Group, Inc. ADR......................................  84,729   2,992,628
    KCC Corp..........................................................   5,799   1,549,507
  #*KEPCO Engineering & Construction Co., Inc.........................   5,254     386,615
   *KEPCO Plant Service & Engineering Co., Ltd........................   7,534     379,065
   #Kia Motors Corp................................................... 222,075  10,548,386
   *Korea Aerospace Industries, Ltd...................................  23,230     538,604
   *Korea Electric Power Corp......................................... 190,290   5,647,864
   *Korea Exchange Bank............................................... 323,750   2,253,466
   *Korea Gas Corp....................................................  16,275     996,850
   *Korea Investment Holdings Co., Ltd................................     360      13,983
   *Korea Zinc Co., Ltd...............................................   6,431   2,267,606
   *Korean Air Co., Ltd...............................................  31,345   1,308,769
   *KT Corp...........................................................  23,160     779,492
   #KT&G Corp.........................................................  91,798   6,401,254
  #*Kumho Petro chemical Co., Ltd.....................................  10,762   1,177,205
    LG Chemical, Ltd..................................................  37,273  10,429,221
   *LG Corp...........................................................  96,081   5,660,174
  #*LG Display Co., Ltd. ADR.......................................... 415,693   5,553,658
   #LG Electronics, Inc............................................... 100,757   6,671,288
    LG Household & Healthcare Co., Ltd................................   6,888   3,837,736
   *LG Uplus Corp..................................................... 259,030   1,936,650
  #*Lotte Chemical Corp...............................................  12,671   2,940,354
  #*Lotte Confectionary Co., Ltd......................................     144     227,844
   *Lotte Shopping Co., Ltd...........................................   9,769   3,342,790
  #*LS Corp...........................................................   9,875     829,812
  #*Mando Corp........................................................  10,816   1,201,918
   *NCsoft Corp.......................................................  11,899   1,507,758
   *Neo Holdings Co., Ltd.............................................   7,623          --
  #*NHN Corp..........................................................  30,828   6,817,829
  #*OCI Co., Ltd......................................................  14,368   2,210,412
   *ORION Corp........................................................   2,566   2,398,438
    POSCO.............................................................  50,240  16,423,577
    POSCO ADR.........................................................  25,311   2,061,834
    S1 Corp...........................................................  11,769     705,883
    Samsung C&T Corp.................................................. 101,656   5,920,732
   *Samsung Card Co., Ltd.............................................  23,720     780,100
   #Samsung Electro-Mechanics Co., Ltd................................  47,732   4,021,404
    Samsung Electronics Co., Ltd......................................  60,734  80,802,577
    Samsung Electronics Co., Ltd. GDR.................................  49,372  32,766,626
    Samsung Engineering Co., Ltd......................................  23,077   3,294,008
    Samsung Fire & Marine Insurance, Ltd..............................  32,937   6,665,683

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
SOUTH KOREA -- (Continued)
    Samsung Heavy Industries Co., Ltd.................................    131,690 $  4,627,370
    Samsung Life Insurance Co., Ltd...................................     49,538    4,777,279
    Samsung SDI Co., Ltd..............................................     36,298    4,750,463
    Samsung Securities Co., Ltd.......................................     55,496    2,873,732
   #Samsung Techwin Co., Ltd..........................................     29,271    1,548,461
   *Shinhan Financial Group Co., Ltd..................................    289,916   10,892,371
   *Shinhan Financial Group Co., Ltd. ADR.............................     83,607    3,134,426
    Shinsegae Co., Ltd................................................      6,575    1,328,485
   *SK C&C Co., Ltd...................................................     16,273    1,545,857
   *SK Holdings Co., Ltd..............................................     28,989    4,581,330
  #*SK Hynix, Inc.....................................................    392,500    8,784,583
   *SK Innovation Co., Ltd............................................     51,889    8,177,105
   *SK Networks Co., Ltd..............................................    119,800      885,476
    SK Telecom Co., Ltd...............................................      7,048    1,083,797
   #S-Oil Corp........................................................     36,959    3,324,703
   *Woori Finance Holdings Co., Ltd...................................    336,530    3,956,821
   *Woori Investment & Securities Co., Ltd............................    130,620    1,481,208
                                                                                  ------------
TOTAL SOUTH KOREA.....................................................             447,071,812
                                                                                  ------------
TAIWAN -- (10.8%)
  #*Acer, Inc.........................................................  2,794,040    2,471,399
    Advanced Semiconductor Engineering, Inc...........................  5,256,929    4,243,090
    Advanced Semiconductor Engineering, Inc. ADR......................     77,739      310,179
    Advantech Co., Ltd................................................    221,200      925,903
   #Asia Cement Corp..................................................  2,095,846    2,667,852
   #Asustek Computer, Inc.............................................    575,180    6,591,880
  #*AU Optronics Corp.................................................  4,551,873    1,851,622
  #*AU Optronics Corp. Sponsored ADR..................................    295,728    1,176,997
    Catcher Technology Co., Ltd.......................................    493,429    2,208,009
   #Cathay Financial Holdings Co., Ltd................................  5,983,301    6,670,813
    Chang Hwa Commercial Bank.........................................  3,805,723    2,102,464
    Cheng Shin Rubber Industry Co., Ltd...............................  1,595,753    4,170,050
    Cheng Uei Precision Industry Co., Ltd.............................    384,109      723,931
    Chicony Electronics Co., Ltd......................................    425,806    1,179,884
   *China Airlines, Ltd...............................................  2,710,536    1,190,144
   *China Development Financial Holding Corp.......................... 10,666,121    2,949,931
   *China Life Insurance Co., Ltd.....................................  1,761,401    1,742,951
   #China Motor Corp..................................................    649,000      591,891
   #China Petrochemical Development Corp..............................  1,860,612    1,145,203
    China Steel Chemical Corp.........................................    111,000      549,195
   #China Steel Corp..................................................  9,995,481    9,428,331
    Chinatrust Financial Holdings Co., Ltd............................ 10,406,959    5,964,252
   *Chipbond Technology Corp..........................................    393,000      808,609
    Chunghwa Telecom Co., Ltd.........................................    428,000    1,363,910
   #Chunghwa Telecom Co., Ltd. ADR....................................    226,956    7,255,783
    Clevo Co., Ltd....................................................     68,075       94,721
    Compal Electronics, Inc...........................................  4,513,541    3,282,516
    CTCI Corp.........................................................    501,000      960,173
   #Delta Electronics, Inc............................................  1,599,366    5,794,532
   #E Ink Holdings, Inc...............................................    767,000      565,462
   #E.Sun Financial Holding Co., Ltd..................................  4,629,047    2,651,535
   #Epistar Corp......................................................    865,000    1,645,302
   *Eva Airways Corp..................................................  1,344,600      861,615
   *Evergreen Marine Corp., Ltd.......................................  1,868,249    1,174,974
   #Far Eastern Department Stores Co., Ltd............................    891,634      884,744
    Far Eastern New Century Corp......................................  3,261,192    3,780,979
    Far EasTone Telecommunications Co., Ltd...........................  1,264,000    3,215,962
    Farglory Land Development Co., Ltd................................    342,229      630,492
   *Feng Hsin Iron & Steel Co., Ltd...................................     83,000      149,087
    First Financial Holding Co., Ltd..................................  6,525,415    3,979,334
    Formosa Chemicals & Fiber Co., Ltd................................  2,923,445    7,945,249

                                      60

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
TAIWAN -- (Continued)
    Formosa International Hotels Corp.................................     28,600 $   349,941
    Formosa Petrochemical Corp........................................    927,000   2,673,925
    Formosa Plastics Corp.............................................  3,523,648   9,574,147
    Formosa Taffeta Co., Ltd..........................................    848,000     818,604
    Foxconn Technology Co., Ltd.......................................    690,369   2,020,467
    Fubon Financial Holding Co., Ltd..................................  5,408,233   6,912,292
    Giant Manufacturing Co., Ltd......................................    225,506   1,199,197
   *Gourmet Master Co., Ltd...........................................     33,000     223,842
    Highwealth Construction Corp......................................    308,200     640,617
   #Hiwin Technologies Corp...........................................    141,100   1,133,854
   #Hon Hai Precision Industry Co., Ltd...............................  8,541,506  24,454,471
   #Hotai Motor Co., Ltd..............................................    235,000   1,875,594
   #HTC Corp..........................................................    612,235   6,037,981
    Hua Nan Financial Holding Co., Ltd................................  5,749,170   3,320,390
  #*Innolux Corp......................................................  6,039,341   3,144,799
  #*Inotera Memories, Inc.............................................  1,642,000     276,284
    Inventec Corp.....................................................  2,506,551   1,003,372
   #Kinsus Interconnect Technology Corp...............................    260,000     816,440
   #Largan Precision Co., Ltd.........................................     81,860   2,142,067
    LCY Chemical Corp.................................................    434,123     575,869
    Lite-On Technology Corp...........................................  1,980,910   2,855,171
    Lung Yen Life Service Corp........................................    101,000     303,177
   #Macronix International Co., Ltd...................................  4,110,218   1,182,235
   #Media Tek, Inc....................................................    874,995   9,583,729
    Mega Financial Holding Co., Ltd...................................  6,588,000   5,395,573
    Merida Industry Co., Ltd..........................................    162,750     743,766
    Nan Ya Plastic Corp...............................................  4,377,564   8,905,701
   #Nan Ya Printed Circuit Board Corp.................................    206,968     258,126
   #Nankang Rubber Tire Co., Ltd......................................    490,780     575,479
    Novatek Microelectronics Corp.....................................    419,000   1,667,113
   #Oriental Union Chemical Corp......................................    502,000     593,805
   *Pegatron Corp.....................................................  1,674,345   2,219,601
    Phison Electronics Corp...........................................    103,000     696,236
    Pou Chen Corp.....................................................  2,386,487   2,384,756
    Powertech Technology, Inc.........................................    790,819   1,190,951
    President Chain Store Corp........................................    535,831   2,895,997
    Quanta Computer, Inc..............................................  2,120,000   4,955,046
   #Radiant Opto-Electronics Corp.....................................    365,360   1,418,332
    Realtek Semiconductor Corp........................................    391,000     876,179
   #Ruentex Development Co., Ltd......................................    523,000   1,152,584
    Ruentex Industries, Ltd...........................................    394,937   1,004,491
   *ScinoPharm Taiwan, Ltd............................................    214,000     508,023
    Senao International Co., Ltd......................................     67,000     215,785
   *Shin Kong Financial Holding Co., Ltd..............................  6,325,344   1,785,397
   #Siliconware Precision Industries Co...............................  2,179,324   2,276,544
    Siliconware Precision Industries Co. Sponsored ADR................     60,200     308,826
   #Simplo Technology Co., Ltd........................................    240,000   1,119,535
    SinoPac Financial Holdings Co., Ltd...............................  6,815,992   3,002,582
    Standard Foods Taiwan, Ltd........................................    212,160     592,923
    Synnex Technology International Corp..............................  1,019,756   2,070,145
    Taishin Financial Holdings Co., Ltd...............................  6,602,981   2,616,896
   *Taiwan Business Bank..............................................  3,452,338   1,051,875
    Taiwan Cement Corp................................................  2,650,720   3,586,385
    Taiwan Cooperative Financial Holding, Ltd.........................  4,313,539   2,404,362
    Taiwan FamilyMart Co., Ltd........................................     16,000      72,388
   #Taiwan Fertilizer Co., Ltd........................................    688,000   1,707,520
   #Taiwan Glass Industry Corp........................................  1,136,253   1,114,135
    Taiwan Mobile Co., Ltd............................................  1,354,300   4,818,758
    Taiwan Semiconductor Manufacturing Co., Ltd....................... 20,007,808  68,561,244
    Teco Electric & Machinery Co., Ltd................................  1,886,000   1,569,042
    Transcend Information, Inc........................................    176,181     481,666

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
TAIWAN -- (Continued)
    Tripod Technology Corp............................................    401,870 $    810,628
    TSRC Corp.........................................................    472,300      958,972
    U-Ming Marine Transport Corp......................................    551,860      891,945
    Unimicron Technology Corp.........................................  1,378,896    1,379,190
    Uni-President Enterprises Corp....................................  3,650,090    6,411,944
    United Microelectronics Corp...................................... 12,235,000    4,779,457
    USI Corp..........................................................    573,700      453,282
   *Vanguard International Semiconductor Corp.........................    677,000      492,006
   *Walsin Lihwa Corp.................................................  3,329,000    1,122,940
   *Wan Hai Lines Co., Ltd............................................  1,057,800      576,915
   *Wintek Corp.......................................................  1,832,760      877,792
    Wistron Corp......................................................  2,080,947    2,411,431
    WPG Holdings, Ltd.................................................  1,282,869    1,728,560
   *Yang Ming Marine Transport Corp...................................  1,741,300      841,455
    Yuanta Financial Holding Co., Ltd.................................  7,044,577    3,820,363
   #Yulon Motor Co., Ltd..............................................    879,000    1,631,483
                                                                                  ------------
TOTAL TAIWAN..........................................................             357,005,545
                                                                                  ------------
THAILAND -- (2.8%)....................................................
    Advance Info Service PCL (Foreign)................................    898,900    6,330,282
    Airports of Thailand PCL (Foreign)................................    372,200    1,316,804
    Bangkok Bank PCL (Foreign)........................................    329,000    2,427,230
    Bangkok Bank PCL (Foreign) NVDR...................................    435,100    3,049,494
    Bangkok Dusit Medical Services PCL (Foreign)......................    428,300    1,910,258
    Bangkok Life Assurance PCL (Foreign) NVDR.........................    435,800    1,019,351
    Bank of Ayudhya PCL (Foreign).....................................  2,590,200    3,040,141
    Banpu PCL (Foreign)...............................................    109,250    1,421,496
    BEC World PCL (Foreign)...........................................    645,300    1,568,888
    Big C Supercenter PCL (Foreign)...................................     24,600      177,364
    Big C Supercenter PCL (Foreign) NVDR..............................    204,400    1,473,709
    Bumrungrad Hospital PCL (Foreign).................................    196,400      512,076
    Central Pattana PCL (Foreign).....................................    575,600    1,645,537
    Charoen Pokphand Foods PCL (Foreign)..............................  2,384,400    2,838,571
    CP ALL PCL (Foreign)..............................................  2,687,500    4,213,301
    Electricity Generating PCL (Foreign)..............................    149,800      768,592
    Glow Energy PCL (Foreign).........................................    309,000      818,612
    Home Product Center PCL (Foreign).................................  2,012,280      931,236
    IRPC PCL (Foreign)................................................  8,859,600    1,307,252
    Kasikornbank PCL (Foreign)........................................  1,146,600    7,690,141
    Krung Thai Bank PCL (Foreign).....................................  5,908,587    4,577,074
    Land & Houses PCL (Foreign) NVDR..................................  3,235,600    1,226,099
   *Minor International PCL (Foreign).................................  1,073,600      900,067
   *Preuksa Real Estate PCL (Foreign).................................    239,200      240,644
    PTT Exploration & Production PCL (Foreign)........................  1,101,555    6,132,063
    PTT Exploration & Production PCL (Foreign) NVDR...................     65,409      364,114
    PTT Global Chemical PCL (Foreign).................................  1,669,872    4,479,871
    PTT PCL (Foreign).................................................    882,900   10,096,207
    Ratchaburi Electricity Generating Holding PCL (Foreign)...........    521,300    1,057,634
   *Robinson Department Store PCL (Foreign)...........................    317,500      745,305
    Siam Cement PCL (Foreign) (The)...................................    124,800    1,941,891
    Siam Cement PCL (Foreign) NVDR (The)..............................    121,400    1,807,565
    Siam City Cement PCL (Foreign)....................................     94,913    1,311,340
    Siam Commercial Bank PCL (Foreign)................................    984,466    5,909,437
    Siam Makro PCL (Foreign)..........................................     68,600    1,026,009
   *Thai Airways International PCL (Foreign)..........................    108,100       83,739
    Thai Oil PCL (Foreign)............................................    692,000    1,711,435
    Thai Union Frozen Products PCL (Foreign)..........................    360,860      828,937
    TMB Bank PCL (Foreign)............................................ 19,864,000    1,505,454
    Total Access Communication PCL (Foreign)..........................    214,100      621,048
    Total Access Communication PCL (Foreign) NVDR.....................    441,400    1,280,386

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES      VALUE++
                                                                       --------- --------------
THAILAND -- (Continued)
   *True Corp. PCL (Foreign).......................................... 4,282,600 $      947,859
                                                                                 --------------
TOTAL THAILAND........................................................               93,254,513
                                                                                 --------------
TURKEY -- (2.0%)
    Akbank T.A.S...................................................... 1,526,413      7,718,862
    Anadolu Efes Biracilik ve Malt Sanayi A.S.........................   213,425      3,188,231
    Arcelik A.S.......................................................   223,462      1,460,466
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........................    84,683        392,414
    BIM BirlesikMagazalar A.S.........................................    80,631      3,909,523
    Coca-Cola Icecek A.S..............................................    46,995      1,142,668
   *Dogan Sirketler Grubu Holding A.S.................................         1             --
   *Dogan Yayin Holding A.S...........................................         1              1
    Enka Insaat ve Sanayi A.S.........................................   312,060        937,053
    Eregli Demir ve Celik Fabrikalari T.A.S...........................   889,877      1,265,274
    Ford Otomotiv Sanayi A.S..........................................    74,222        844,203
    KOC Holding A.S. Series B.........................................   675,269      3,523,572
    Koza Altin Isletmeleri A.S........................................    33,500        824,536
   *Migros Ticaret A.S................................................    33,309        385,111
    Petkim Petrokimya Holding A.S.....................................   380,618        664,179
    TAV Havalimanlari Holding A.S.....................................   122,935        765,204
    Tekfen Holding A.S................................................   190,435        779,679
    Tofas Turk Otomobil Fabrikasi A.S.................................   104,129        628,257
    Tupras Turkiye Petrol Rafinerileri A.S............................   120,082      3,312,363
   *Turk Hava Yollari A.S.............................................   924,662      3,434,960
    Turk Telekomunikasyon A.S.........................................   417,642      1,751,399
   *Turkcell Iletisim Hizmetleri A.S..................................   466,649      2,916,312
   *Turkcell Iletisim Hizmetleri A.S. ADR.............................    73,838      1,154,826
    Turkiye Garanti Bankasi A.S....................................... 1,963,867      9,848,302
    Turkiye Halk Bankasi A.S..........................................   428,218      4,228,192
    Turkiye Is Bankasi A.S............................................ 1,484,267      5,484,698
    Turkiye Sise ve Cam Fabrikalari A.S...............................   679,332      1,185,326
    Turkiye Vakiflar Bankasi T.A.O....................................   719,719      2,103,137
   *Ulker Biskuvi Sanayi A.S..........................................    22,223        126,446
   *Yapi ve Kredi Bankasi A.S.........................................   764,565      2,243,205
                                                                                 --------------
TOTAL TURKEY..........................................................               66,218,399
                                                                                 --------------
TOTAL COMMON STOCKS...................................................            2,917,685,747
                                                                                 --------------
PREFERRED STOCKS -- (6.5%)
BRAZIL -- (6.3%)
    AES Tiete SA......................................................    71,898        749,182
    Banco Bradesco SA................................................. 1,656,632     30,448,053
    Banco do Estado do Rio Grande do Sul SA...........................   159,500      1,365,644
    Braskem SA Preferred Series A.....................................    73,800        556,275
   #Braskem SA Sponsored ADR..........................................   153,394      2,331,589
    Centrais Eletricas Brasileiras SA Preferred Series B..............    72,700        461,460
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A
     Sponsored ADR....................................................    85,830      4,097,524
    Cia de Bebidas das Americas SA ADR................................   622,039     29,273,155
   *Cia de Gas de Sao Paulo SA Preferred Series A.....................     2,100         60,954
    Cia de Transmissao de Energia Eletrica Paulista SA Series A.......    30,889        542,906
    Cia Energetica de Minas Gerais SA.................................   364,776      3,956,696
    Cia Energetica de Sao Paulo SA Preferred Series B.................   117,010      1,161,080
    Cia Paranaense de Energia SA Series B.............................    16,600        271,755
    Cia Paranaense de Energia SA Sponsored ADR Series A...............    55,300        893,648
    Empresa Nasional de Comercio Redito e Participacoes SA............       380          7,442
    Gerdau SA.........................................................   836,068      7,334,777
    Gerdau SA Sponsored ADR...........................................     9,025         79,691
    Itau Unibanco Holding SA.......................................... 1,765,700     30,457,627
    Itau Unibanco Holding SA ADR......................................   153,946      2,652,490
    Klabin SA.........................................................   663,777      4,549,957
    Lojas Americanas SA...............................................   304,167      2,714,263
    Oi SA.............................................................   463,558      1,873,927

THE EMERGING MARKETS SERIES
CONTINUED


                                                                          SHARES       VALUE++
                                                                       ------------ --------------
BRAZIL -- (Continued)
    Petroleo Brasileiro SA............................................     106,500  $      966,942
    Petroleo Brasilerio SA ADR........................................   1,722,575      31,161,382
   *Suzano Papel e Celulose SA........................................     292,600       1,072,629
    Telefonica Brasil SA..............................................     232,784       5,878,779
    Ultrapar Participacoes SA Sponsored ADR...........................     254,308       6,128,823
    Usinas Siderurgicas de Minas Gerais SA Perferred Series A.........     609,817       3,166,449
    Vale SA...........................................................   1,412,691      27,454,311
   #Vale SA Sponsored ADR.............................................     307,600       5,921,300
                                                                                    --------------
TOTAL BRAZIL..........................................................                 207,590,710
                                                                                    --------------
CHILE -- (0.2%)
    Embotelladora Andina SA Preferred Series B........................       9,255          60,875
    Sociedad Quimica y Minera de Chile SA Sponsored ADR...............      91,271       5,187,844
                                                                                    --------------
TOTAL CHILE...........................................................                   5,248,719
                                                                                    --------------
COLOMBIA -- (0.0%)
   *Banco Davivienda SA...............................................      45,560         618,960
    Grupo Aval Acciones y Valores.....................................     192,913         137,453
    Grupo de Inversiones Suramericana SA..............................      15,422         335,123
                                                                                    --------------
TOTAL COLOMBIA........................................................                   1,091,536
                                                                                    --------------
TOTAL PREFERRED STOCKS................................................                 213,930,965
                                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
   *Corpbanca SA Rights 02/14/13......................................  15,157,095          16,434
                                                                                    --------------

                                                                       SHARES/ FACE
                                                                       AMOUNT (000)    VALUE+
                                                                       ------------ --------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@ DFA Short Term Investment Fund...................................  15,298,185     177,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%,
     02/01/13 (Collateralized by FNMA 3.500%, 11/01/42, valued at
     $297,143) to be repurchased at $291,318.......................... $       291         291,317
                                                                                    --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                 177,291,317
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $2,047,759,133)^^...............................................              $3,308,924,463
                                                                                    ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                                                       ----------------------------------------------------
                                                                          LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                                       -------------- -------------- ------- --------------
Common Stocks
   Argentina..........................................................             --             --     --              --
   Brazil............................................................. $  196,724,069             --     --  $  196,724,069
   Chile..............................................................     57,624,679             --     --      57,624,679
   China..............................................................    128,830,449 $  359,718,128     --     488,548,577
   Colombia...........................................................     23,902,633             --     --      23,902,633
   Czech Republic.....................................................             --     12,064,023     --      12,064,023
   Egypt..............................................................             --      3,057,440     --       3,057,440
   Hungary............................................................             --     11,992,938     --      11,992,938
   India..............................................................     21,607,149    233,181,747     --     254,788,896
   Indonesia..........................................................         58,339     96,676,068     --      96,734,407
   Israel.............................................................             --             18     --              18
   Malaysia...........................................................             --    116,440,466     --     116,440,466
   Mexico.............................................................    194,436,737          7,573     --     194,444,310
   Peru...............................................................     12,821,902             --     --      12,821,902
   Philippines........................................................             --     40,827,290     --      40,827,290
   Poland.............................................................             --     50,131,435     --      50,131,435
   Russia.............................................................      6,256,801    150,941,337     --     157,198,138
   South Africa.......................................................     42,892,201    193,942,056     --     236,834,257
   South Korea........................................................     13,742,546    433,329,266     --     447,071,812
   Taiwan.............................................................      9,051,785    347,953,760     --     357,005,545
   Thailand...........................................................     93,254,513             --     --      93,254,513
   Turkey.............................................................      1,154,826     65,063,573     --      66,218,399
Preferred Stocks
   Brazil.............................................................    207,590,710             --     --     207,590,710
   Chile..............................................................      5,248,719             --     --       5,248,719
   Colombia...........................................................      1,091,536             --     --       1,091,536
Rights/Warrants
   Chile..............................................................             --         16,434     --          16,434
Securities Lending Collateral.........................................             --    177,291,317     --     177,291,317
                                                                       -------------- -------------- ------  --------------
TOTAL................................................................. $1,016,289,594 $2,292,634,869     --  $3,308,924,463
                                                                       ============== ============== ======  ==============

              See accompanying Notes to Schedules of Investments.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                        SHARES      VALUE+
                                                                       --------- ------------
COMMON STOCKS -- (98.1%)
Consumer Discretionary -- (18.4%)
   *1-800-FLOWERS.COM, Inc. Class A...................................    44,330 $    178,207
    A.H. Belo Corp. Class A...........................................     2,936       15,502
  #*ALCO Stores, Inc..................................................       700        5,705
    American Greetings Corp. Class A..................................    62,335      997,360
   *Arctic Cat, Inc...................................................     3,436      124,177
   *Ascent Capital Group, Inc. Class A................................     8,564      545,612
   #Autoliv, Inc......................................................     9,404      618,783
   *Ballantyne Strong, Inc............................................     9,030       32,327
  #*Barnes & Noble, Inc...............................................    26,500      353,510
    Bassett Furniture Industries, Inc.................................     2,900       40,368
    Beasley Broadcast Group, Inc. Class A.............................     9,471       47,734
   *Beazer Homes USA, Inc.............................................    12,516      235,551
    bebe stores, Inc..................................................     1,600        6,688
    Belo Corp. Class A................................................    58,727      497,418
    Best Buy Co., Inc.................................................   197,800    3,216,228
    Big 5 Sporting Goods Corp.........................................     8,501      117,909
   *Biglari Holdings, Inc.............................................     1,627      600,168
   *Bluegreen Corp....................................................    13,073      125,501
    Bob Evans Farms, Inc..............................................    52,387    2,319,172
   #Bon-Ton Stores, Inc. (The)........................................     2,986       37,474
  #*Books-A-Million, Inc..............................................    14,887       36,473
    Brown Shoe Co., Inc...............................................    74,697    1,287,776
   *Build-A-Bear Workshop, Inc........................................    25,874      106,083
   *Cabela's, Inc.....................................................    53,051    2,738,493
   *Cache, Inc........................................................    19,581       48,365
    Callaway Golf Co..................................................   128,624      843,773
   *Cambium Learning Group, Inc.......................................    37,733       47,544
    Canterbury Park Holding Corp......................................     2,755       29,589
    Carnival Corp.....................................................   489,649   18,959,209
    Carriage Services, Inc............................................    20,916      292,406
   *Casual Male Retail Group, Inc.....................................    12,931       59,353
   *Cavco Industries, Inc.............................................     7,600      394,136
    CBS Corp. Class A.................................................    28,263    1,177,719
    CBS Corp. Class B.................................................   276,866   11,550,850
   *Christopher & Banks Corp..........................................    58,754      364,275
    Churchill Downs, Inc..............................................     7,682      496,718
   *Coast Distribution System, Inc. (The).............................       547        1,149
   #Columbia Sportswear Co............................................     4,317      220,556
    Comcast Corp. Class A............................................. 3,570,978  135,982,842
    Comcast Corp. Special Class A..................................... 1,225,931   45,028,446
  #*Conn's, Inc.......................................................    25,450      723,798
    Core-Mark Holding Co., Inc........................................    24,059    1,206,078
   *Corinthian Colleges, Inc..........................................    13,390       32,939
    CSS Industries, Inc...............................................    13,050      296,365
    Culp, Inc.........................................................    10,036      175,630
   *Cybex International, Inc..........................................    29,063       73,239
    D.R. Horton, Inc..................................................   208,125    4,924,237
   *dELiA*s, Inc......................................................    22,143       22,807
   *Delta Apparel, Inc................................................     7,532      108,837
    Destination Maternity Corp........................................       200        4,554
    Dillard's, Inc. Class A...........................................   120,300   10,154,523
   *Discovery Communications, Inc. Class B............................     3,762      261,271
   *Dixie Group, Inc. (The)...........................................    11,800       49,914
   *Dorman Products, Inc..............................................    20,712      717,257
    Dover Downs Gaming & Entertainment, Inc...........................     5,935       13,235
    Dover Motorsports, Inc............................................    15,098       25,969
  #*DreamWorks Animation SKG, Inc. Class A............................    46,429      808,329
   *E.W. Scripps Co. Class A (The)....................................    41,061      451,260

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- -----------
Consumer Discretionary -- (Continued)
  #*Education Management Corp.........................................  13,202 $    57,165
    Educational Development Corp......................................   1,679       6,632
    Escalade, Inc.....................................................     277       1,521
   *Federal-Mogul Corp................................................  38,585     360,384
    Fisher Communications, Inc........................................   8,375     297,145
   *Flanigan's Enterprises, Inc.......................................     865       6,708
    Flexsteel Industries, Inc.........................................   2,068      48,515
    Foot Locker, Inc..................................................  15,700     539,295
    Fred's, Inc. Class A..............................................  45,030     595,297
    Frisch's Restaurants, Inc.........................................     600      10,962
   *Full House Resorts, Inc...........................................   2,574       8,288
   *Gaiam, Inc. Class A...............................................   5,988      19,581
   #GameStop Corp. Class A............................................ 104,752   2,430,246
    Gaming Partners International Corp................................     500       3,800
    Gannett Co., Inc.................................................. 119,639   2,348,514
   *General Motors Co................................................. 674,707  18,952,520
   *Genesco, Inc......................................................   6,456     402,402
   *G-III Apparel Group, Ltd..........................................   5,619     201,666
   *Gray Television, Inc..............................................  17,380      65,001
   #Group 1 Automotive, Inc...........................................  57,936   3,924,585
   *Hallwood Group, Inc. (The)........................................     296       2,742
    Hastings Entertainment, Inc.......................................     300         651
    Haverty Furniture Cos., Inc.......................................  33,479     602,622
   *Helen of Troy, Ltd................................................  64,389   2,330,882
  #*hhgregg, Inc......................................................  36,388     308,570
   *Hollywood Media Corp..............................................  19,037      24,938
    Hooker Furniture Corp.............................................  14,814     223,691
   *Hyatt Hotels Corp. Class A........................................  12,101     484,887
  #*Iconix Brand Group, Inc...........................................  95,618   2,299,613
    International Speedway Corp. Class A..............................  24,844     680,974
   *Isle of Capri Casinos, Inc........................................  15,434     108,501
   #J.C. Penney Co., Inc.............................................. 206,990   4,208,107
    JAKKS Pacific, Inc................................................  13,103     171,125
   *Jarden Corp....................................................... 108,050   6,357,662
   *Johnson Outdoors, Inc. Class A....................................  15,588     334,830
    Jones Group, Inc. (The)........................................... 103,143   1,237,716
   *Journal Communications, Inc. Class A..............................  77,674     425,654
    KB Home...........................................................  30,800     587,356
   *Kid Brands, Inc...................................................   9,776      16,130
   *K-Swiss, Inc. Class A.............................................     439       2,068
   *Lakeland Industries, Inc..........................................  11,757      57,727
    La-Z-Boy, Inc.....................................................  56,332     881,032
   *Lee Enterprises, Inc..............................................  38,128      48,423
   #Lennar Corp. Class A.............................................. 224,100   9,309,114
    Lennar Corp. Class B Voting.......................................   7,868     260,273
   *Liberty Interactive Corp. Class A................................. 882,463  18,761,163
   *Liberty Interactive Corp. Class B.................................  35,706     783,390
   *Liberty Media Corp. (531229102)...................................  96,382  10,747,588
   *Liberty Media Corp. (531229201)...................................   7,622     856,408
   *Liberty Ventures Series A.........................................  38,401   2,865,867
   *Liberty Ventures Series B.........................................   1,785     133,339
    Lifetime Brands, Inc..............................................  16,431     174,826
   *Lithia Motors, Inc. Class A.......................................  34,933   1,511,551
   *Live Nation Entertainment, Inc.................................... 145,347   1,491,260
   *Lowe's Cos., Inc.................................................. 139,546   5,329,262
   *Luby's, Inc.......................................................  44,415     302,910
   *M/I Homes, Inc....................................................  37,930   1,033,213
    Mac-Gray Corp.....................................................  13,104     158,165
   *Madison Square Garden Co. Class A (The)...........................  29,558   1,537,607
   *Maidenform Brands, Inc............................................   1,056      20,497
    Marcus Corp.......................................................  18,899     251,357

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Consumer Discretionary -- (Continued)
   *MarineMax, Inc....................................................    24,468 $   285,786
   *Marriott Vacations Worldwide Corp.................................       662      29,380
   *Martha Stewart Living Omnimedia Class A...........................       980       2,852
  #*McClatchy Co. Class A (The).......................................    51,312     149,831
    MDC Holdings, Inc.................................................    18,400     723,488
  #*Media General, Inc. Class A.......................................    25,196     107,335
    Men's Wearhouse, Inc. (The).......................................    52,860   1,604,301
   #Meredith Corp.....................................................    32,676   1,184,832
   *Meritage Homes Corp...............................................    28,156   1,245,621
   *MGM Resorts International.........................................   251,100   3,206,547
   *Modine Manufacturing Co...........................................     2,900      24,592
   *Mohawk Industries, Inc............................................    98,740  10,037,908
   *Monarch Casino & Resort, Inc......................................     1,103      11,427
  #*Motorcar Parts of America, Inc....................................    11,374      75,865
   *Movado Group, Inc.................................................    36,900   1,349,064
   *MTR Gaming Group, Inc.............................................    24,536      98,144
   *Multimedia Games Holding Co., Inc.................................    26,639     451,265
    NACCO Industries, Inc. Class A....................................     6,123     398,975
   *Navarre Corp......................................................       336         729
   *New York & Co., Inc...............................................     6,926      27,081
    News Corp. Class A................................................ 1,631,529  45,258,614
    News Corp. Class B................................................   621,962  17,564,207
   *Office Depot, Inc.................................................       900       3,897
    OfficeMax, Inc....................................................    32,198     347,094
  #*Orchard Supply Hardware Stores Corp. Class A......................     4,649      33,147
   *Orient-Express Hotels, Ltd. Class A...............................    75,198     873,801
    Outdoor Channel Holdings, Inc.....................................    35,808     276,438
   *Pacific Sunwear of California, Inc................................    43,900      86,922
  #*Penn National Gaming, Inc.........................................    63,446   3,087,282
    Penske Automotive Group, Inc......................................    43,845   1,443,377
    Pep Boys - Manny, Moe & Jack (The)................................    75,998     845,858
   *Perfumania Holdings, Inc..........................................       537       3,405
    Perry Ellis International, Inc....................................    23,892     461,116
   *Pinnacle Entertainment, Inc.......................................    71,930   1,118,511
   *PulteGroup, Inc...................................................   143,221   2,970,404
    PVH Corp..........................................................    31,964   3,799,561
   *Quiksilver, Inc...................................................    74,010     484,025
   *Radio One, Inc. Class D...........................................    13,955      18,979
   #RadioShack Corp...................................................    90,200     296,758
   *Red Lion Hotels Corp..............................................     1,642      12,266
   *Red Robin Gourmet Burgers, Inc....................................    31,175   1,152,540
    Regis Corp........................................................    65,192   1,157,158
   #Rent-A-Center, Inc................................................    76,435   2,727,201
   *Rick's Cabaret International, Inc.................................    12,026     101,259
   *Rocky Brands, Inc.................................................     8,729     123,253
    Royal Caribbean Cruises, Ltd......................................   322,500  11,674,500
   *Ruby Tuesday, Inc.................................................    74,723     562,664
    Saga Communications, Inc. Class A.................................     8,693     408,587
   *Saks, Inc.........................................................    95,502   1,032,377
    Salem Communications Corp. Class A................................    10,922      63,675
    Scholastic Corp...................................................    30,900     916,494
   *Scientific Games Corp. Class A....................................    41,635     370,135
   #Sears Canada, Inc.................................................    26,121     248,149
  #*Sears Holdings Corp...............................................   112,601   5,286,617
    Service Corp. International.......................................   274,069   4,091,850
    Shiloh Industries, Inc............................................    24,793     269,004
    Shoe Carnival, Inc................................................    33,450     684,721
   *Skechers U.S.A., Inc. Class A.....................................    49,610     942,590
    Spartan Motors, Inc...............................................    16,820      95,369
    Speedway Motorsports, Inc.........................................    52,187     853,779
   *Sport Chalet, Inc. Class A........................................       875       1,522

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CONTINUED


                                                                        SHARES      VALUE+
                                                                       --------- ------------
Consumer Discretionary -- (Continued)
   *Sport Chalet, Inc. Class B........................................       299 $        555
    Stage Stores, Inc.................................................    60,550    1,383,568
    Standard Motor Products, Inc......................................    37,342      866,708
   *Stanley Furniture Co., Inc........................................    15,798       73,461
    Staples, Inc......................................................   497,525    6,706,637
   *Starz - Liberty Capital (85571Q102)...............................    96,382    1,536,334
   *Starz - Liberty Capital (85571Q201)...............................     7,622      123,248
    Stein Mart, Inc...................................................    22,915      193,403
   *Steiner Leisure, Ltd..............................................     1,200       54,060
   *Steinway Musical Instruments, Inc.................................    13,080      290,899
    Stewart Enterprises, Inc. Class A.................................    85,569      705,944
    Strattec Security Corp............................................     5,224      140,526
    Superior Industries International, Inc............................    38,753      785,523
    Superior Uniform Group, Inc.......................................     8,978      101,721
    Systemax, Inc.....................................................    11,750      115,032
   *Tandy Brands Accessories, Inc.....................................     7,478       11,666
    Tandy Leather Factory, Inc........................................       500        2,885
    Time Warner Cable, Inc............................................   693,942   61,996,778
    Time Warner, Inc.................................................. 1,534,860   77,541,127
   *Toll Brothers, Inc................................................   203,299    7,613,548
    Trans World Entertainment Corp....................................     5,781       19,713
   *Tuesday Morning Corp..............................................    60,500      508,200
   *Unifi, Inc........................................................    43,422      586,197
   *Vail Resorts, Inc.................................................    11,600      613,060
   *VOXX International Corp...........................................    24,255      234,303
    Walt Disney Co. (The).............................................    26,220    1,412,734
    Washington Post Co. Class B (The).................................     5,780    2,229,230
    Wendy's Co. (The).................................................   242,704    1,247,499
   *West Marine, Inc..................................................    26,468      317,087
   *Wet Seal, Inc. Class A (The)......................................    13,619       38,133
    Whirlpool Corp....................................................    30,049    3,467,054
   *WMS Industries, Inc...............................................    41,662    1,031,134
    Wyndham Worldwide Corp............................................   144,114    8,040,120
   *Zale Corp.........................................................    11,652       57,328
                                                                                 ------------
Total Consumer Discretionary..........................................            669,844,853
                                                                                 ------------
Consumer Staples -- (7.5%)
    Alico, Inc........................................................       960       41,827
   *Alliance One International, Inc...................................    27,276       98,739
    Andersons, Inc. (The).............................................    15,774      743,744
    Archer-Daniels-Midland Co.........................................   813,476   23,208,470
    B&G Foods, Inc....................................................     1,550       49,135
    Beam, Inc.........................................................   131,553    8,069,461
   *Boulder Brands, Inc...............................................    76,099    1,022,010
    Bunge, Ltd........................................................   121,368    9,668,175
    CCA Industries, Inc...............................................     8,323       39,118
   *Central Garden & Pet Co...........................................    26,784      257,126
   *Central Garden & Pet Co. Class A..................................    60,153      578,672
   *Chiquita Brands International, Inc................................    63,990      470,326
   *Constellation Brands, Inc. Class A................................   249,042    8,058,999
   *Constellation Brands, Inc. Class B................................    12,715      414,255
   *Craft Brew Alliance, Inc..........................................     9,754       65,059
    CVS Caremark Corp................................................. 1,510,745   77,350,144
   *Dole Food Co., Inc................................................    19,567      217,976
   *Farmer Brothers Co................................................     8,295      111,485
    Fresh Del Monte Produce, Inc......................................    39,437    1,039,165
    Griffin Land & Nurseries, Inc.....................................     1,500       45,150
  #*Hain Celestial Group, Inc. (The)..................................    43,646    2,487,386
    Ingles Markets, Inc. Class A......................................    11,437      219,476
    Ingredion, Inc....................................................    62,117    4,104,070
    J.M. Smucker Co. (The)............................................   108,204    9,590,121

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CONTINUED


                                                                        SHARES      VALUE+
                                                                       --------- ------------
Consumer Staples -- (Continued)
    John B. Sanfilippo & Son, Inc.....................................     9,100 $    167,713
    Kraft Foods Group, Inc............................................   639,278   29,547,429
   *Mannatech, Inc....................................................       717        4,338
    MGP Ingredients, Inc..............................................     4,788       17,859
    Molson Coors Brewing Co. Class A..................................     1,908       86,614
    Molson Coors Brewing Co. Class B..................................   190,750    8,618,085
    Mondelez International, Inc. Class A.............................. 2,081,099   57,833,741
    Nash Finch Co.....................................................     1,082       22,473
    Nutraceutical International Corp..................................    14,615      256,932
    Oil-Dri Corp. of America..........................................     5,047      140,054
   *Omega Protein Corp................................................    25,852      178,637
   *Pantry, Inc. (The)................................................    24,658      308,225
   *Post Holdings, Inc................................................    50,201    1,907,136
   *Prestige Brands Holdings, Inc.....................................   111,489    2,391,439
   #Safeway, Inc......................................................   157,807    3,037,785
  #*Sanderson Farms, Inc..............................................    16,100      812,728
   *Seneca Foods Corp. Class A........................................     6,301      189,093
   *Seneca Foods Corp. Class B........................................       300        9,033
   *Smithfield Foods, Inc.............................................   185,173    4,316,383
    Snyders-Lance, Inc................................................    20,435      519,662
    Spartan Stores, Inc...............................................    32,983      535,644
   *Spectrum Brands Holdings, Inc.....................................    46,130    2,336,023
   *Susser Holdings Corp..............................................    12,360      517,390
   *TreeHouse Foods, Inc..............................................    16,925      895,840
    Tyson Foods, Inc. Class A.........................................   405,030    8,959,264
    Universal Corp....................................................    22,290    1,212,130
    Weis Markets, Inc.................................................    11,602      467,097
                                                                                 ------------
Total Consumer Staples................................................            273,238,836
                                                                                 ------------
Energy -- (16.7%)
    Adams Resources & Energy, Inc.....................................     6,004      214,283
    Alon USA Energy, Inc..............................................    33,484      656,956
    Anadarko Petroleum Corp...........................................   845,068   67,622,341
    Apache Corp.......................................................   292,215   24,475,928
   *Approach Resources, Inc...........................................     6,883      183,019
   *Arch Coal, Inc....................................................    60,743      432,490
   *Atwood Oceanics, Inc..............................................     4,600      242,742
    Baker Hughes, Inc.................................................     3,891      174,006
   *Barnwell Industries, Inc..........................................     8,038       27,731
   *Bill Barrett Corp.................................................    51,500      822,455
    Bolt Technology Corp..............................................     9,574      142,653
    Bristow Group, Inc................................................    42,400    2,415,952
   *C&J Energy Services, Inc..........................................    37,416      857,201
    Cabot Oil & Gas Corp..............................................       284       14,990
   #Chesapeake Energy Corp............................................   624,655   12,605,538
    Chevron Corp......................................................   613,078   70,595,932
   *Cloud Peak Energy, Inc............................................    33,115      579,844
   *Comstock Resources, Inc...........................................    32,421      473,022
    ConocoPhillips.................................................... 1,766,829  102,476,082
   *Crimson Exploration, Inc..........................................    12,841       39,293
   *Dawson Geophysical Co.............................................    17,055      455,710
    Delek US Holdings, Inc............................................    52,256    1,775,136
   *Denbury Resources, Inc............................................   289,460    5,392,640
    Devon Energy Corp.................................................    42,463    2,428,459
    DHT Holdings, Inc.................................................     1,819        8,295
   *Double Eagle Petroleum Co.........................................     5,729       29,103
    EOG Resources, Inc................................................     6,045      755,504
   *EPL Oil & Gas, Inc................................................    27,489      672,381
   #EXCO Resources, Inc...............................................     8,340       53,459
   *Exterran Holdings, Inc............................................    79,513    1,847,882
   *Forest Oil Corp...................................................    24,286      169,031

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CONTINUED


                                                                       SHARES     VALUE+
                                                                       ------- ------------
Energy -- (Continued)
   *Green Plains Renewable Energy, Inc................................   5,146 $     40,190
    Gulf Island Fabrication, Inc......................................  15,018      348,718
    Gulfmark Offshore, Inc. Class A...................................  35,505    1,234,154
   *Harvest Natural Resources, Inc....................................  38,663      358,793
   *Helix Energy Solutions Group, Inc................................. 103,010    2,443,397
    Helmerich & Payne, Inc............................................  95,808    6,164,287
   *Hercules Offshore, Inc............................................ 107,413      706,778
    Hess Corp......................................................... 378,130   25,395,211
   *HKN, Inc..........................................................     564       47,094
    HollyFrontier Corp................................................   7,105      371,023
   *Hornbeck Offshore Services, Inc...................................  29,719    1,093,956
   *Key Energy Services, Inc..........................................  49,745      404,427
   *Magnum Hunter Resources Corp......................................  79,866      322,659
    Marathon Oil Corp................................................. 903,937   30,381,323
    Marathon Petroleum Corp........................................... 451,968   33,540,545
   *Matrix Service Co.................................................  15,423      220,240
   *McDermott International, Inc......................................  63,698      775,205
    Murphy Oil Corp................................................... 189,426   11,274,636
   *Nabors Industries, Ltd............................................ 272,782    4,547,276
    National Oilwell Varco, Inc....................................... 250,948   18,605,285
   *Natural Gas Services Group, Inc...................................  14,526      264,228
   *Newpark Resources, Inc............................................  97,395      839,545
    Noble Corp........................................................  74,243    3,006,841
    Noble Energy, Inc.................................................  66,897    7,210,828
   *Northern Oil & Gas, Inc...........................................  41,972      694,217
    Occidental Petroleum Corp.........................................  29,242    2,581,191
 .#*Overseas Shipholding Group, Inc...................................   2,355        2,355
   *Parker Drilling Co................................................ 117,663      661,266
    Patterson-UTI Energy, Inc......................................... 152,325    3,098,290
  #*PDC Energy, Inc...................................................  24,103      892,534
   *PHI, Inc. Non-Voting..............................................  21,843      722,785
   *PHI, Inc. Voting..................................................   1,099       36,970
    Phillips 66....................................................... 883,414   53,508,386
   *Pioneer Energy Services Corp......................................  99,821      756,643
    Pioneer Natural Resources Co......................................  88,400   10,390,536
   *Plains Exploration & Production Co................................ 162,430    7,756,032
    QEP Resources, Inc................................................  33,043      969,812
   *REX American Resources Corp.......................................   4,050       88,452
   *Rex Energy Corp...................................................  35,100      460,863
   *Rowan Cos. P.L.C. Class A......................................... 121,858    4,201,664
    SEACOR Holdings, Inc..............................................  36,653    3,334,323
   *SemGroup Corp. Class A............................................   4,727      204,017
    Ship Finance International, Ltd...................................  40,467      682,274
   *Superior Energy Services, Inc.....................................  29,811      744,381
   *Swift Energy Co...................................................  57,500      866,525
    Teekay Corp.......................................................  37,720    1,326,990
    Tesoro Corp....................................................... 168,807    8,219,213
    TGC Industries, Inc...............................................   1,702       15,488
    Tidewater, Inc....................................................  49,127    2,415,575
    Transocean, Ltd................................................... 274,265   15,553,568
   *Triangle Petroleum Corp...........................................   7,779       48,930
   *Unit Corp.........................................................  57,000    2,743,410
   *USEC, Inc......................................................... 152,791       86,556
    Valero Energy Corp................................................ 658,099   28,778,669
   *Weatherford International, Ltd.................................... 282,083    3,765,808
    Western Refining, Inc.............................................  68,485    2,303,151
   *Whiting Petroleum Corp............................................  16,007      761,613
   *Willbros Group, Inc...............................................   2,600       17,004
                                                                               ------------
Total Energy..........................................................          606,926,188
                                                                               ------------

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CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Financials -- (16.9%)
    1st Source Corp...................................................    41,187 $   930,826
    1st United Bancorp, Inc...........................................       863       5,540
    ACE, Ltd..........................................................    46,348   3,954,875
   *Alexander & Baldwin, Inc..........................................    66,838   2,245,757
   *Allegheny Corp....................................................     2,626     946,909
    Allied World Assurance Co. Holdings AG............................     8,435     715,541
    Allstate Corp. (The)..............................................   157,339   6,907,182
    Alterra Capital Holdings, Ltd.....................................    26,764     815,499
   *American Capital, Ltd.............................................   422,803   5,648,648
    American Equity Investment Life Holding Co........................    88,700   1,195,676
    American Financial Group, Inc.....................................   173,596   7,388,246
   *American Independence Corp........................................       866       4,165
   *American International Group, Inc.................................    45,710   1,729,209
    American National Insurance Co....................................    37,287   2,878,929
   *American Safety Insurance Holdings, Ltd...........................    11,249     224,755
   *Ameris Bancorp....................................................    12,022     159,412
   *AmeriServ Financial, Inc..........................................    33,075      98,563
    Argo Group International Holdings, Ltd............................    38,796   1,400,148
    Aspen Insurance Holdings, Ltd.....................................   102,623   3,500,471
   *Asset Acceptance Capital Corp.....................................     5,800      31,146
    Associated Banc-Corp..............................................    31,434     448,563
    Assurant, Inc.....................................................    65,820   2,516,957
    Assured Guaranty, Ltd.............................................   122,989   2,229,791
    Asta Funding, Inc.................................................     7,327      69,387
    Astoria Financial Corp............................................    12,038     117,250
   *Atlantic Coast Financial Corp.....................................       379       1,323
  #*Atlanticus Holdings Corp..........................................    19,218      61,690
   *AV Homes, Inc.....................................................    15,767     234,771
    Axis Capital Holdings, Ltd........................................       800      30,616
    Baldwin & Lyons, Inc. Class A.....................................       300       7,635
    Baldwin & Lyons, Inc. Class B.....................................     6,556     161,933
   *Bancorp, Inc. (The)...............................................       459       5,407
   *BancTrust Financial Group, Inc....................................    33,553      95,626
    Bank Mutual Corp..................................................    51,232     262,820
    Bank of America Corp.............................................. 6,406,476  72,521,308
    Bank of New York Mellon Corp. (The)...............................   442,815  12,026,855
    BankFinancial Corp................................................    39,867     300,996
    Banner Corp.......................................................     7,943     239,879
    BCB Bancorp, Inc..................................................     1,059      10,082
    Berkshire Hills Bancorp, Inc......................................    25,980     628,716
   *Bofi Holding, Inc.................................................     8,208     262,328
   *Capital Bank Financial Corp. Class A..............................       233       3,604
  #*Capital City Bank Group, Inc......................................    16,844     188,653
    Capital One Financial Corp........................................   333,920  18,806,374
    Capital Southwest Corp............................................     6,907     744,920
    Cathay General Bancorp............................................    17,730     344,139
    Centerstate Banks, Inc............................................       747       6,611
    Century Bancorp, Inc. Class A.....................................       495      16,498
    CFS Bancorp, Inc..................................................    14,148     105,120
   *Chicopee Bancorp, Inc.............................................     1,000      16,030
   *CIT Group, Inc....................................................    39,411   1,669,056
    Citigroup, Inc.................................................... 2,115,722  89,198,840
   *Citizens Community Bancorp, Inc...................................    10,355      65,547
    CME Group, Inc....................................................   414,385  23,968,028
    CNA Financial Corp................................................   277,671   8,649,452
    CNO Financial Group, Inc..........................................   301,264   3,093,981
    Codorus Valley Bancorp, Inc.......................................       121       1,902
   *Community West Bancshares.........................................       400       1,700
   *Cowen Group, Inc. Class A.........................................     4,282      11,390
    Donegal Group, Inc. Class A.......................................    27,472     361,257
    Donegal Group, Inc. Class B.......................................       300       5,658

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CONTINUED


                                                                       SHARES    VALUE+
                                                                       ------- -----------
Financials -- (Continued)
   *E*Trade Financial Corp............................................  89,699 $   951,706
    Eastern Insurance Holdings, Inc...................................  23,026     422,757
   *Eastern Virginia Bankshares, Inc..................................     260       1,591
    EMC Insurance Group, Inc..........................................  18,341     457,791
    Endurance Specialty Holdings, Ltd.................................  76,288   3,274,281
    Enterprise Financial Services Corp................................   3,235      43,381
    ESB Financial Corp................................................     360       5,018
    ESSA Bancorp, Inc.................................................   8,217      90,469
    Evans Bancorp, Inc................................................   1,681      28,711
    Everest Re Group, Ltd.............................................  34,913   4,043,275
   *Farmers Capital Bank Corp.........................................     302       4,569
    FBL Financial Group, Inc. Class A.................................  24,660     861,374
    Federal Agricultural Mortgage Corp. Class A.......................     177       4,587
    Federal Agricultural Mortgage Corp. Class C.......................   9,200     315,652
    Federated National Holding Co.....................................  13,665      78,027
    Fidelity National Financial, Inc. Class A.........................  46,321   1,162,657
   *Fidelity Southern Corp............................................   7,053      78,921
   *First Acceptance Corp.............................................  39,006      48,367
    First American Financial Corp.....................................  61,982   1,480,750
    First Bancorp.....................................................  16,138     204,953
   *First Bancshares, Inc.............................................     400       2,950
    First Business Financial Services, Inc............................     482      11,645
   *First California Financial Group, Inc.............................   3,631      29,121
    First Citizens BancShares, Inc. Class A...........................   8,627   1,504,204
    First Commonwealth Financial Corp.................................  10,800      76,356
    First Community Bancshares, Inc...................................     183       2,919
    First Defiance Financial Corp.....................................  10,880     222,822
   *First Federal of Northern Michigan Bancorp, Inc...................     900       4,320
    First Financial Holdings, Inc.....................................  18,933     286,835
   *First Financial Northwest, Inc....................................  25,371     205,759
   *First Financial Service Corp......................................     130         359
    First Merchants Corp..............................................  38,531     579,892
    First Midwest Bancorp, Inc........................................   7,168      90,819
    First Pactrust Bancorp, Inc.......................................     810       9,526
   *First South Bancorp, Inc..........................................   1,978      11,947
   *FirstCity Financial Corp..........................................   5,872      57,780
    Fox Chase Bancorp, Inc............................................     351       6,041
   *Genworth Financial, Inc. Class A..................................  34,964     320,620
    German American Bancorp, Inc......................................   7,459     166,559
   *Gleacher & Co., Inc...............................................   9,000       6,930
   *Global Indemnity P.L.C............................................   7,370     155,581
    Goldman Sachs Group, Inc. (The)................................... 143,685  21,245,264
    Great Southern Bancorp, Inc.......................................   1,616      40,174
   *Guaranty Bancorp..................................................  79,339     165,025
   *Guaranty Federal Bancshares, Inc..................................   1,684      16,082
   *Hallmark Financial Services, Inc..................................  25,666     229,711
    Hampden Bancorp, Inc..............................................   5,886      97,531
    Hanover Insurance Group, Inc. (The)...............................  88,829   3,691,733
    Hartford Financial Services Group, Inc............................ 366,250   9,083,000
    HCC Insurance Holdings, Inc.......................................  17,700     684,636
    Heartland Financial USA, Inc......................................     465      11,016
   *Heritage Commerce Corp............................................  14,483      94,284
    HF Financial Corp.................................................     400       5,116
   *Hilltop Holdings, Inc.............................................  26,171     343,887
    Hingham Institution for Savings...................................     500      34,725
   *HMN Financial, Inc................................................   3,456      20,598
   *Home Bancorp, Inc.................................................     719      13,726
    Home Federal Bancorp, Inc.........................................   9,420     121,141
    HopFed Bancorp, Inc...............................................   6,781      62,995
    Horace Mann Educators Corp........................................  58,206   1,265,398
    Hudson City Bancorp, Inc..........................................  28,191     241,033

                                      73

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CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Financials -- (Continued)
   *ICG Group, Inc....................................................     1,184 $    14,208
   *Imperial Holdings, Inc............................................     2,882      12,104
    Independence Holding Co...........................................    24,172     239,061
    Infinity Property & Casualty Corp.................................    15,800     939,626
   *Intervest Bancshares Corp. Class A................................     2,078       9,559
   *Investment Technology Group, Inc..................................    23,677     239,611
    Investors Title Co................................................     1,169      77,692
   #Janus Capital Group, Inc..........................................    24,840     231,012
    JPMorgan Chase & Co...............................................   777,031  36,559,309
    Kemper Corp.......................................................    76,602   2,551,613
    Kentucky First Federal Bancorp....................................     2,800      22,456
    KeyCorp...........................................................   526,210   4,946,374
    Lakeland Bancorp, Inc.............................................     4,701      45,835
    Landmark Bancorp, Inc.............................................     1,875      37,219
    Legg Mason, Inc...................................................   128,883   3,563,615
    Lincoln National Corp.............................................   378,093  10,957,135
    LNB Bancorp, Inc..................................................    13,395      98,453
    Loews Corp........................................................   243,798  10,573,519
   *Louisiana Bancorp, Inc............................................     5,606      96,760
   *Macatawa Bank Corp................................................    18,892      87,848
  #*Magyar Bancorp, Inc...............................................       500       2,435
    MainSource Financial Group, Inc...................................    45,000     621,000
    Marlin Business Services Corp.....................................    14,241     313,302
    MB Financial, Inc.................................................    19,678     440,197
  #*MBIA, Inc.........................................................    82,267     708,319
  #*MBT Financial Corp................................................    23,185      83,234
    MCG Capital Corp..................................................    11,930      54,997
    Meadowbrook Insurance Group, Inc..................................    38,553     241,727
    Medallion Financial Corp..........................................     9,550     122,144
    Mercantile Bank Corp..............................................     4,422      72,963
    Meta Financial Group, Inc.........................................     1,083      25,180
    MetLife, Inc...................................................... 1,126,173  42,051,300
   *Metro Bancorp, Inc................................................    26,598     417,855
   *MetroCorp Bancshares, Inc.........................................     2,250      22,680
   *MGIC Investment Corp..............................................    72,733     202,198
    MicroFinancial, Inc...............................................     5,900      44,309
    MidWestOne Financial Group, Inc...................................       346       8,269
    Montpelier Re Holdings, Ltd.......................................    38,746     944,627
    Morgan Stanley.................................................... 1,476,248  33,732,267
    MutualFirst Financial, Inc........................................     2,300      29,900
    NASDAQ OMX Group, Inc. (The)......................................    42,129   1,193,093
    National Western Life Insurance Co. Class A.......................       900     147,060
   *Navigators Group, Inc. (The)......................................     2,860     155,098
   *New Century Bancorp, Inc..........................................       600       3,726
    New Hampshire Thrift Bancshares, Inc..............................     3,667      47,194
   *NewBridge Bancorp.................................................    11,413      73,271
   *Newport Bancorp, Inc..............................................       700      11,088
   *NewStar Financial, Inc............................................    41,166     587,027
   *North Valley Bancorp..............................................       907      15,029
    Northeast Community Bancorp, Inc..................................    18,190     100,773
    Northrim Bancorp, Inc.............................................     5,734     124,887
    NYSE Euronext.....................................................     8,639     298,650
    Old Republic International Corp...................................   357,183   4,071,886
  #*Old Second Bancorp, Inc...........................................     4,874      10,625
    Oppenheimer Holdings, Inc. Class A................................     2,297      39,072
    Oriental Financial Group, Inc.....................................    30,191     433,845
   *Pacific Mercantile Bancorp........................................    16,236      94,169
   *Park Sterling Corp................................................     3,253      18,477
    PartnerRe, Ltd....................................................    52,224   4,579,523
    Peoples Bancorp of North Carolina.................................       250       2,562
    Peoples Bancorp, Inc..............................................    17,608     382,094

                                      74

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CONTINUED


                                                                        SHARES     VALUE+
                                                                       --------- -----------
Financials -- (Continued)
    People's United Financial, Inc....................................    68,700 $   845,697
  #*PHH Corp..........................................................    92,304   2,019,612
   *Phoenix Cos, Inc. (The)...........................................     2,631      71,511
   *Pinnacle Financial Partners, Inc..................................    23,924     513,648
   *Piper Jaffray Cos.................................................       312      12,084
    Platinum Underwriters Holdings, Ltd...............................    18,979     924,847
   *Popular, Inc......................................................    56,536   1,517,426
   *Porter Bancorp, Inc...............................................     1,737       1,893
  #*Portfolio Recovery Associates, Inc................................     9,401   1,005,437
    Premier Financial Bancorp, Inc....................................     1,301      14,766
    Principal Financial Group, Inc....................................   217,722   6,751,559
    Protective Life Corp..............................................    98,037   3,101,891
    Provident Financial Holdings, Inc.................................       544       9,052
    Provident Financial Services, Inc.................................    16,554     245,496
    Provident New York Bancorp........................................    71,474     638,263
    Prudential Financial, Inc.........................................   497,625  28,802,535
    Pulaski Financial Corp............................................     4,550      44,089
   #Radian Group, Inc.................................................   161,945   1,041,306
    Regions Financial Corp............................................ 1,302,555  10,133,878
    Reinsurance Group of America, Inc.................................   169,166   9,708,437
    Renasant Corp.....................................................    42,102     818,884
   *Republic First Bancorp, Inc.......................................     2,174       5,413
    Resource America, Inc. Class A....................................    21,051     163,145
   *Riverview Bancorp, Inc............................................    15,319      34,468
   #Ryman Hospitality Properties......................................    51,778   2,069,567
    Safety Insurance Group, Inc.......................................    11,042     530,126
    Sandy Spring Bancorp, Inc.........................................     9,125     181,131
    SCBT Financial Corp...............................................       528      22,229
    SeaBright Holdings, Inc...........................................    40,890     453,470
    Selective Insurance Group, Inc....................................    45,200     927,052
    SI Financial Group, Inc...........................................     5,444      63,368
    Somerset Hills Bancorp............................................     4,317      49,386
   *Southern First Bancshares, Inc....................................     1,217      11,692
   *Southwest Bancorp, Inc............................................    16,974     217,437
    State Auto Financial Corp.........................................    56,823     864,846
    StellarOne Corp...................................................    24,952     373,032
    Stewart Information Services Corp.................................    12,271     325,918
   *Stratus Properties, Inc...........................................     3,069      31,887
   *Suffolk Bancorp...................................................       205       2,835
   *Sun Bancorp, Inc..................................................     4,075      14,100
    SunTrust Banks, Inc...............................................   491,691  13,949,274
    Susquehanna Bancshares, Inc.......................................    94,247   1,076,301
    Synovus Financial Corp............................................   138,359     356,966
    Teche Holding Co..................................................       600      23,400
    TF Financial Corp.................................................       630      15,489
   *Timberland Bancorp, Inc...........................................     2,500      20,425
    Travelers Cos., Inc. (The)........................................    28,000   2,196,880
    Tree.com, Inc.....................................................     5,635      98,500
    Umpqua Holdings Corp..............................................    33,032     417,524
    Unico American Corp...............................................     1,900      23,579
    Union First Market Bankshares Corp................................    12,742     222,730
    United Financial Bancorp, Inc.....................................     6,824     102,155
    United Fire Group, Inc............................................    40,312     934,835
   *United Security Bancshares........................................       381       1,413
   *Unity Bancorp, Inc................................................     3,306      20,332
    Unum Group........................................................   517,445  12,061,643
    Validus Holdings, Ltd.............................................     4,399     160,168
   *Virginia Commerce Bancorp, Inc....................................    22,274     292,680
   *Waterstone Financial, Inc.........................................     1,300       9,724
    WesBanco, Inc.....................................................    31,462     729,604
    West Bancorporation, Inc..........................................    13,957     154,504

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CONTINUED

                                                                        SHARES      VALUE+
                                                                       --------- ------------
Financials -- (Continued)
    Westfield Financial, Inc..........................................    10,811 $     81,515
    White River Capital, Inc..........................................       300        6,465
    Wintrust Financial Corp...........................................    24,224      897,984
   *WSB Holdings, Inc.................................................       100          607
    XL Group P.L.C....................................................   240,766    6,674,034
   *Yadkin Valley Financial Corp......................................    16,710       56,146
    Zions Bancorporation..............................................    53,325    1,243,539
   *ZipRealty, Inc....................................................    10,028       34,697
                                                                                 ------------
Total Financials......................................................            615,310,674
                                                                                 ------------

Health Care -- (9.5%)
   *Addus HomeCare Corp...............................................     2,044       16,924
    Aetna, Inc........................................................   503,313   24,274,786
   *Affymax, Inc......................................................     6,200      116,622
   *Affymetrix, Inc...................................................    24,928       94,477
   *Albany Molecular Research, Inc....................................    31,487      187,977
   *Alere, Inc........................................................    74,130    1,576,004
   *Allied Healthcare Products, Inc...................................     1,000        2,540
   *Alphatec Holdings, Inc............................................     5,644        9,764
   *AMN Healthcare Services, Inc......................................    15,078      183,198
   *Amsurg Corp.......................................................    30,743      959,489
    Analogic Corp.....................................................     2,988      227,656
   *AngioDynamics, Inc................................................    46,430      566,446
   *Anika Therapeutics, Inc...........................................    14,671      155,806
    Arrhythmia Research Technology, Inc...............................     1,200        3,156
    Assisted Living Concepts, Inc. Class A............................    33,042      324,472
   *Astex Pharmaceuticals, Inc........................................       200          670
   *BioClinica, Inc...................................................     9,810       70,730
   *BioScrip, Inc.....................................................    36,570      410,681
   *Boston Scientific Corp............................................ 1,204,199    8,995,367
   *Cambrex Corp......................................................    43,567      511,912
   *Capital Senior Living Corp........................................    58,814    1,248,621
   *CardioNet, Inc....................................................     5,328       11,988
   *CareFusion Corp...................................................   207,163    6,430,340
   *Celldex Therapeutics, Inc.........................................     4,759       35,502
    Cigna Corp........................................................    42,954    2,505,936
    Community Health Systems, Inc.....................................   105,314    4,036,686
    CONMED Corp.......................................................    43,239    1,269,929
   #Cooper Cos., Inc. (The)...........................................    13,956    1,414,441
    Coventry Health Care, Inc.........................................   141,956    6,505,843
   *Cross Country Healthcare, Inc.....................................    31,468      177,794
    CryoLife, Inc.....................................................    17,502      112,363
   *Cumberland Pharmaceuticals, Inc...................................    23,319       97,940
   *Cutera, Inc.......................................................    23,864      262,504
   *Cynosure, Inc. Class A............................................     8,077      215,656
    Daxor Corp........................................................       545        4,246
   *Digirad Corp......................................................    29,111       53,855
  .*Dynacq Healthcare, Inc............................................       909            2
   *Emergent Biosolutions, Inc........................................     5,105       81,935
   *Endo Health Solutions, Inc........................................    54,588    1,728,256
  .*Enzo Biochem, Inc.................................................    47,997      138,711
   *Exactech, Inc.....................................................     3,390       65,054
   *Five Star Quality Care, Inc.......................................    28,953      163,874
   *Forest Laboratories, Inc..........................................    78,471    2,848,497
   *Gentiva Health Services, Inc......................................    31,151      308,706
   *Greatbatch, Inc...................................................    41,672    1,105,975
   *Hanger, Inc.......................................................     4,145      119,086
   *Harvard Bioscience, Inc...........................................    30,220      150,193
   *Health Net, Inc...................................................    25,498      693,546
   *Healthways, Inc...................................................    34,589      363,876
   *Hologic, Inc......................................................   305,036    7,272,058

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CONTINUED

                                                                        SHARES      VALUE+
                                                                       --------- ------------
Health Care -- (Continued)
    Humana, Inc.......................................................   236,814 $ 17,609,489
    Invacare Corp.....................................................    24,528      385,825
    Kewaunee Scientific Corp..........................................     1,631       20,208
   *Kindred Healthcare, Inc...........................................    44,911      484,141
   *Lannet Co., Inc...................................................     3,649       21,821
   *LCA-Vision, Inc...................................................       700        2,296
    LeMaitre Vascular, Inc............................................     5,100       32,385
   *Life Technologies Corp............................................    94,990    6,144,903
   *LifePoint Hospitals, Inc..........................................    82,208    3,593,312
   *Magellan Health Services, Inc.....................................    12,003      615,754
    Maxygen, Inc......................................................    43,105      105,607
   *MedAssets, Inc....................................................    44,682      873,533
  .*MedCath Corp......................................................    29,240       40,059
   *Medical Action Industries, Inc....................................    24,509      112,986
  #*MediciNova, Inc...................................................       225          412
   *Merit Medical Systems, Inc........................................    13,395      185,789
   *Misonix, Inc......................................................     4,083       31,439
   *Molina Healthcare, Inc............................................    24,941      716,056
   *Myrexis, Inc......................................................     3,406       10,014
    National Healthcare Corp..........................................     6,484      312,075
   *Natus Medical, Inc................................................     7,661       94,384
    Omnicare, Inc.....................................................   197,388    7,688,263
   *Omnicell, Inc.....................................................    30,665      484,507
   *Palomar Medical Technologies, Inc.................................     3,288       32,124
   *PDI, Inc..........................................................    14,978      116,079
    PerkinElmer, Inc..................................................    76,500    2,695,860
    Pfizer, Inc....................................................... 5,208,907  142,098,983
   *PharMerica Corp...................................................    21,853      316,431
   *Repligen Corp.....................................................    21,271      146,770
   *RTI Biologics, Inc................................................    77,886      383,199
    Select Medical Holdings Corp......................................    51,009      496,828
   *Skilled Healthcare Group, Inc. Class A............................    12,180       64,798
   *Solta Medical, Inc................................................     4,035       10,330
   *Sucampo Pharmaceuticals, Inc. Class A.............................     7,965       41,338
   *SunLink Health Systems, Inc.......................................     1,750        1,978
   *SurModics, Inc....................................................     5,593      134,847
   *Symmetry Medical, Inc.............................................    78,674      842,599
    Teleflex, Inc.....................................................    37,223    2,791,725
   *Theragenics Corp..................................................    20,783       32,214
    Thermo Fisher Scientific, Inc.....................................   499,520   36,035,373
   *TranS1, Inc.......................................................     5,997       14,933
   *Triple-S Management Corp. Class B.................................    19,483      352,058
    UnitedHealth Group, Inc...........................................    45,732    2,524,864
    Universal American Corp...........................................    85,628      802,334
  #*VCA Antech, Inc...................................................    49,047    1,059,415
   *ViroPharma, Inc...................................................   103,479    2,758,750
   *WellCare Health Plans, Inc........................................     9,700      491,887
    WellPoint, Inc....................................................   504,640   32,710,765
   *Wright Medical Group, Inc.........................................    32,357      684,027
   .Young Innovations, Inc............................................     2,165       85,453
                                                                                 ------------
Total Health Care.....................................................            345,403,310
                                                                                 ------------

Industrials -- (13.9%)
   *A.T. Cross Co. Class A............................................    18,022      206,172
    AAR Corp..........................................................    32,906      620,278
    ABM Industries, Inc...............................................    64,500    1,413,840
    Aceto Corp........................................................    31,686      330,802
    Acme United Corp..................................................     1,030       12,535
   *Actuant Corp. Class A.............................................    44,986    1,326,187
   *Adept Technology, Inc.............................................    20,476       79,447
    ADT Corp. (The)...................................................   197,193    9,366,667

                                      77

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CONTINUED

                                                                        SHARES     VALUE+
                                                                       --------- -----------
Industrials -- (Continued)
   *AECOM Technology Corp.............................................    23,177 $   592,636
   *Aegion Corp.......................................................    12,363     290,778
   *Aerovironment, Inc................................................    35,065     759,157
   *AGCO Corp.........................................................    58,973   3,125,569
    Aircastle, Ltd....................................................    38,900     536,820
    Alamo Group, Inc..................................................    22,751     772,624
  #*Alaska Air Group, Inc.............................................    52,626   2,427,637
    Albany International Corp. Class A................................    20,551     515,008
    Alliant Techsystems, Inc..........................................    10,900     705,448
  .*Allied Defense Group, Inc. (The)..................................     2,645      13,913
    Amerco, Inc.......................................................    29,431   3,957,292
    American Railcar Industries, Inc..................................    20,003     786,918
    Ampco-Pittsburgh Corp.............................................     4,007      73,809
   *AMREP Corp........................................................       966       9,660
   *Apogee Enterprises, Inc...........................................    36,374     889,344
   *Argan, Inc........................................................        21         395
   *Ascent Solar Technologies, Inc....................................     1,951       1,288
    Astec Industries, Inc.............................................    22,925     809,711
   *Atlas Air Worldwide Holdings, Inc.................................    36,746   1,656,877
   *Avis Budget Group, Inc............................................    94,608   2,036,910
    Barnes Group, Inc.................................................    36,400     869,960
    Barrett Business Services, Inc....................................    12,955     521,309
   *BlueLinx Holdings, Inc............................................    12,553      38,914
    Brady Corp. Class A...............................................    44,400   1,549,116
    Briggs & Stratton Corp............................................    41,033     973,713
   *Builders FirstSource, Inc.........................................    12,182      76,381
   *CAI International, Inc............................................    12,482     313,049
    Cascade Corp......................................................     5,840     377,089
   *Casella Waste Systems, Inc. Class A...............................    14,362      65,203
   *CBIZ, Inc.........................................................    35,878     217,421
    CDI Corp..........................................................    40,637     691,642
    CECO Environmental Corp...........................................     3,291      36,398
    Celadon Group, Inc................................................    23,892     473,301
   *Champion Industries, Inc..........................................       686          75
    Chicago Rivet & Machine Co........................................       700      14,399
    CIRCOR International, Inc.........................................     6,338     263,027
    CNH Global NV.....................................................     6,958     332,175
   *Columbus McKinnon Corp............................................    17,542     331,895
    Comfort Systems USA, Inc..........................................    39,040     504,006
    CompX International, Inc..........................................       500       6,750
   *Consolidated Graphics, Inc........................................    12,008     439,853
    Corrections Corp. of America......................................     7,040     266,746
    Courier Corp......................................................     8,245      99,847
    Covanta Holding Corp..............................................    94,292   1,859,438
   *Covenant Transportation Group, Inc. Class A.......................     7,080      44,675
   *CPI Aerostructures, Inc...........................................     4,626      52,181
   *CRA International, Inc............................................     7,613     141,526
    CSX Corp.......................................................... 1,242,950  27,382,188
    Curtiss-Wright Corp...............................................    46,353   1,652,484
    Douglas Dynamics, Inc.............................................    30,234     398,484
   *Ducommun, Inc.....................................................    16,345     262,010
   *Dycom Industries, Inc.............................................    27,323     573,237
    Eastern Co. (The).................................................    10,193     159,419
   *Eaton Corp. P.L.C.................................................    24,778   1,411,107
    Ecology & Environment, Inc. Class A...............................       900      11,610
    EMCOR Group, Inc..................................................    25,273     918,168
    Encore Wire Corp..................................................    19,966     651,291
   *Energy Recovery, Inc..............................................     1,783       6,651
   *EnergySolutions, Inc..............................................    11,933      45,703
   *EnerNOC, Inc......................................................     4,121      63,669
   *EnerSys, Inc......................................................    43,239   1,769,772

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CONTINUED

                                                                        SHARES      VALUE+
                                                                       --------- ------------
Industrials -- (Continued)
   *Engility Holdings, Inc............................................     7,988 $    153,769
    Ennis, Inc........................................................    48,483      756,820
   *EnPro Industries, Inc.............................................    17,635      784,405
    ESCO Technologies, Inc............................................    17,597      724,468
    Espey Manufacturing & Electronics Corp............................     1,671       42,009
   *Esterline Technologies Corp.......................................    44,968    2,985,426
   *Excel Maritime Carriers, Ltd......................................    12,400        6,832
    Exelis, Inc.......................................................    25,093      275,772
   *Federal Signal Corp...............................................    68,080      547,363
    FedEx Corp........................................................   142,324   14,438,770
   *Flow International Corp...........................................    20,330       76,644
   *Fortune Brands Home & Security, Inc...............................   149,626    4,898,755
   *Franklin Covey Co.................................................     3,046       42,278
    FreightCar America, Inc...........................................    11,505      285,209
   *Frozen Food Express Industries....................................     8,686        9,641
   *FTI Consulting, Inc...............................................    22,009      715,292
   *Furmanite Corp....................................................    31,044      164,844
    G & K Services, Inc. Class A......................................    29,714    1,189,749
    GATX Corp.........................................................    65,445    3,098,821
   *Genco Shipping & Trading, Ltd.....................................     2,689        8,981
   *Gencor Industries, Inc............................................     8,766       64,781
   *General Cable Corp................................................    26,404      887,702
    General Dynamics Corp.............................................    28,674    1,901,086
    General Electric Co............................................... 5,021,489  111,878,775
    Geo Group, Inc. (The).............................................    44,547    1,453,123
   *Gibraltar Industries, Inc.........................................    42,111      731,468
   *GP Strategies Corp................................................    18,583      397,676
   *GrafTech International, Ltd.......................................    19,558      187,757
    Granite Construction, Inc.........................................    26,636      968,485
    Great Lakes Dredge & Dock Corp....................................    70,891      664,958
   *Greenbrier Cos., Inc..............................................    21,793      434,334
    Griffon Corp......................................................    67,323      794,411
    H&E Equipment Services, Inc.......................................    59,629    1,149,647
    Hardinge, Inc.....................................................    19,132      215,809
    Harsco Corp.......................................................    36,812      938,338
   *Hawaiian Holdings, Inc............................................    18,070      104,264
    Heidrick & Struggles International, Inc...........................    18,234      288,280
   *Hertz Global Holdings, Inc........................................   278,411    5,089,353
   *Hill International, Inc...........................................    27,154       92,595
   *Hudson Global, Inc................................................    15,880       76,383
   *Huntington Ingalls Industries, Inc................................    48,170    2,133,931
   *Hurco Cos., Inc...................................................     7,910      234,769
   *Huron Consulting Group, Inc.......................................     4,001      136,434
    Hyster-Yale Materials Handling, Inc...............................    12,246      614,504
   *ICF International, Inc............................................    31,660      724,697
   *Ingersoll-Rand P.L.C..............................................   213,109   10,951,672
    Insteel Industries, Inc...........................................    16,378      248,290
    International Shipholding Corp....................................    11,354      216,861
    Intersections, Inc................................................    26,279      272,776
  #*JetBlue Airways Corp..............................................   324,893    1,887,628
   *Kadant, Inc.......................................................     5,786      155,470
    KAR Auction Services, Inc.........................................    18,100      386,073
    Kelly Services, Inc. Class A......................................    44,445      708,453
   *Key Technology, Inc...............................................     3,199       39,348
    Kimball International, Inc. Class B...............................    31,258      337,586
   *Korn/Ferry International..........................................    30,127      517,582
    L.B. Foster Co. Class A...........................................     3,502      151,672
    L.S. Starrett Co. Class A (The)...................................     4,097       44,248
    L-3 Communications Holdings, Inc..................................   100,470    7,627,682
    Lawson Products, Inc..............................................     8,847       97,140
   *Layne Christensen Co..............................................    34,461      781,231

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CONTINUED

                                                                       SHARES    VALUE+
                                                                       ------- -----------
Industrials -- (Continued)
   *LMI Aerospace, Inc................................................  14,655 $   323,875
    LSI Industries, Inc...............................................  27,715     200,657
   *Lydall, Inc.......................................................  14,605     223,164
    Marten Transport, Ltd.............................................  31,855     648,568
   *Matson, Inc.......................................................  62,316   1,708,082
    McGrath RentCorp..................................................  17,552     524,629
   *Metalico, Inc.....................................................  27,024      52,156
    Met-Pro Corp......................................................   1,984      20,574
   *MFRI, Inc.........................................................   8,900      54,023
    Miller Industries, Inc............................................  20,099     307,113
   *Mobile Mini, Inc..................................................  54,461   1,307,064
   *Moog, Inc. Class A................................................  35,339   1,547,848
   *Mueller Industries, Inc...........................................  15,456     824,732
   *Mueller Water Products, Inc. Class A.............................. 185,957   1,099,006
   *MYR Group, Inc....................................................   8,188     183,821
    National Presto Industries, Inc...................................     377      27,653
   *National Technical Systems, Inc...................................  15,600     124,488
   *Navigant Consulting, Inc..........................................  10,961     126,380
    NL Industries, Inc................................................  51,251     663,188
   *NN, Inc...........................................................  16,796     155,531
    Norfolk Southern Corp............................................. 545,229  37,549,921
    Northrop Grumman Corp............................................. 337,038  21,920,952
   *Northwest Pipe Co.................................................   8,801     216,945
   *Ocean Power Technologies, Inc.....................................   8,400      17,892
   *On Assignment, Inc................................................  53,951   1,319,102
   *Orbital Sciences Corp.............................................  36,476     536,197
   *Orion Energy Systems, Inc.........................................   1,043       2,117
   *Oshkosh Corp......................................................  14,466     566,778
   *Owens Corning, Inc................................................ 149,300   6,221,331
    P.A.M. Transportation Services, Inc...............................  19,428     183,400
    Pentair, Inc...................................................... 117,934   5,976,895
   *PGT, Inc..........................................................     500       2,450
    Pike Electric Corp................................................  16,826     174,990
   *Powell Industries, Inc............................................   5,929     268,287
   *PowerSecure International, Inc....................................  14,959     129,994
    Providence & Worcester Railroad Co................................     850      13,600
    Quad/Graphics, Inc................................................   2,390      51,863
    Quanex Building Products Corp.....................................  19,678     406,547
   *Quanta Services, Inc.............................................. 168,307   4,875,854
    Raytheon Co.......................................................  96,954   5,107,537
    RCM Technologies, Inc.............................................  20,293     112,220
   *Real Goods Solar, Inc. Class A....................................   2,471       2,342
    Regal-Beloit Corp.................................................  16,070   1,191,751
   *Republic Airways Holdings, Inc....................................  48,097     403,534
    Republic Services, Inc............................................ 429,755  13,704,887
    Resources Connection, Inc.........................................  23,336     284,933
   *Roadrunner Transportation Systems, Inc............................     879      17,677
    Robbins & Myers, Inc..............................................   8,889     518,051
   *Rush Enterprises, Inc. Class A....................................  32,603     771,387
   *Rush Enterprises, Inc. Class B....................................  18,522     362,476
    Ryder System, Inc.................................................  89,844   5,101,342
   *Saia, Inc.........................................................   5,950     154,343
    Schawk, Inc.......................................................  44,631     573,062
    Seaboard Corp.....................................................   1,812   4,898,398
    SeaCube Container Leasing, Ltd....................................     223       5,122
    SIFCO Industries, Inc.............................................   6,623     102,524
    SkyWest, Inc......................................................  46,706     590,364
    SL Industries, Inc................................................     300       5,244
    Southwest Airlines Co............................................. 645,761   7,238,981
   *Sparton Corp......................................................   9,132     138,989
    SPX Corp..........................................................  11,003     821,154

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------- ------------
Industrials -- (Continued)
    Standard Register Co. (The).......................................  30,430 $     20,084
    Standex International Corp........................................  22,341    1,265,618
    Stanley Black & Decker, Inc....................................... 154,919   11,902,427
   *Steelcase, Inc. Class A...........................................  55,469      756,042
   *Sterling Construction Co., Inc....................................  19,761      202,550
   *Supreme Industries, Inc. Class A..................................   1,365        5,160
   *SYKES Enterprises, Inc............................................  20,092      323,481
    Sypris Solutions, Inc.............................................   8,460       35,024
   *TAL International Group, Inc......................................  22,054      924,063
   *Tecumseh Products Co. Class A.....................................  10,400       73,944
   *Tecumseh Products Co. Class B.....................................   1,400       10,150
   *Terex Corp........................................................  13,778      446,132
   *Tetra Tech, Inc...................................................  23,874      684,229
   *TRC Cos., Inc.....................................................  28,708      171,387
    Trinity Industries, Inc...........................................  91,907    3,648,708
    Triumph Group, Inc................................................  57,456    4,043,179
   *Tufco Technologies, Inc...........................................     900        4,500
   *Tutor Perini Corp.................................................  40,371      669,755
    Twin Disc, Inc....................................................     900       20,637
    Tyco International, Ltd........................................... 394,386   11,922,289
   *Ultralife Corp....................................................  10,710       34,486
    UniFirst Corp.....................................................  18,705    1,528,947
    Union Pacific Corp................................................ 444,064   58,376,653
    United Stationers, Inc............................................  20,703      690,238
    Universal Forest Products, Inc....................................  31,800    1,292,670
    URS Corp..........................................................  84,698    3,513,273
   *USA Truck, Inc....................................................  15,105       74,921
   *Versar, Inc.......................................................   5,526       23,486
    Viad Corp.........................................................  28,614      798,903
   *Virco Manufacturing Corp..........................................  12,601       33,645
    VSE Corp..........................................................     305        7,323
    Waste Connections, Inc............................................   2,800      100,856
    Watts Water Technologies, Inc. Class A............................  53,615    2,471,652
    Werner Enterprises, Inc...........................................  23,205      548,102
   *WESCO International, Inc..........................................  11,687      852,333
   *Willdan Group, Inc................................................   1,000        2,100
   *Willis Lease Finance Corp.........................................   6,713       98,882
   *XPO Logistics, Inc................................................   5,597       93,750
                                                                               ------------
Total Industrials.....................................................          507,312,288
                                                                               ------------

Information Technology -- (5.3%)
   *Accelrys, Inc.....................................................  41,733      393,125
    Activision Blizzard, Inc.......................................... 982,162   11,186,825
   *Acxiom Corp.......................................................   7,769      137,744
   *Advanced Energy Industries, Inc...................................  47,985      736,570
   *Agilysys, Inc.....................................................  16,899      143,810
   *Alpha & Omega Semiconductor, Ltd..................................     419        3,398
   *Amtech Systems, Inc...............................................   8,571       33,513
   *ANADIGICS, Inc....................................................   1,400        3,612
   *Anaren, Inc.......................................................   9,602      187,911
   *AOL, Inc.......................................................... 105,592    3,236,395
  #*Arris Group, Inc.................................................. 140,787    2,325,801
   *Arrow Electronics, Inc............................................ 182,170    6,998,971
    Astro-Med, Inc....................................................   6,285       63,101
   *ATMI, Inc.........................................................  31,034      633,404
   *Aviat Networks, Inc...............................................  10,462       39,232
   *Avnet, Inc........................................................ 139,400    4,929,184
    AVX Corp.......................................................... 172,540    1,965,231
    Aware, Inc........................................................  14,326       82,518
   *AXT, Inc..........................................................  20,406       56,729
    Bel Fuse, Inc. Class A............................................   4,174       68,829

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CONTINUED

                                                                        SHARES     VALUE+
                                                                       --------- -----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class B............................................    18,286 $   340,668
   *Benchmark Electronics, Inc........................................    93,903   1,648,937
    Black Box Corp....................................................    26,448     619,677
   *Blucora, Inc......................................................    81,156   1,205,978
   *Brocade Communications Systems, Inc...............................   461,513   2,639,854
    Brooks Automation, Inc............................................    43,964     411,503
   *Bsquare Corp......................................................     4,065      14,227
   *BTU International, Inc............................................     1,600       4,880
   *CACI International, Inc. Class A..................................    24,830   1,331,633
   *Calix, Inc........................................................     1,300      10,582
   *Cascade Microtech, Inc............................................    24,071     180,051
   *Checkpoint Systems, Inc...........................................    23,178     279,527
   *CIBER, Inc........................................................    45,402     153,459
    Cohu, Inc.........................................................    41,410     433,977
    Communications Systems, Inc.......................................    12,612     140,498
    Computer Sciences Corp............................................   220,553   9,219,115
    Comtech Telecommunications Corp...................................    15,569     412,578
    Concurrent Computer Corp..........................................    13,740      89,860
    Convergys Corp....................................................   197,364   3,359,135
   *CoreLogic, Inc....................................................    96,545   2,533,341
    Corning, Inc...................................................... 1,298,385  15,580,620
   *Cray, Inc.........................................................    12,866     238,922
    CSP, Inc..........................................................     2,414      15,112
    CTS Corp..........................................................    30,751     305,972
   *CyberOptics Corp..................................................     9,134      68,231
   *Datalink Corp.....................................................     1,412      12,411
   *Dataram Corp......................................................     7,544       3,244
   *Digi International, Inc...........................................    32,389     317,412
   *DSP Group, Inc....................................................    46,713     306,437
   *Dynamics Research Corp............................................    16,772     115,056
    EarthLink, Inc....................................................    86,935     591,158
   *EchoStar Corp. Class A............................................    23,551     856,785
   *Edgewater Technology, Inc.........................................    13,603      56,452
    Electro Rent Corp.................................................    40,561     627,884
    Electro Scientific Industries, Inc................................    31,787     343,300
   *Electronics for Imaging, Inc......................................    58,110   1,314,448
   *EMCORE Corp.......................................................     5,644      33,977
   *Emulex Corp.......................................................    68,369     522,339
   *Entropic Communications, Inc......................................    18,783      98,423
    EPIQ Systems, Inc.................................................    19,215     237,113
    ePlus, Inc........................................................     8,445     393,453
   *Euronet Worldwide, Inc............................................    23,278     569,613
   *Exar Corp.........................................................    51,341     538,567
   *Fairchild Semiconductor International, Inc........................   118,008   1,742,978
    Fidelity National Information Services, Inc.......................   150,627   5,589,768
   *Finisar Corp......................................................    61,526     953,653
    Frequency Electronics, Inc........................................    16,953     155,629
   *Globecomm Systems, Inc............................................    26,554     329,270
   *GSE Systems, Inc..................................................    17,638      35,982
   *GSI Technology, Inc...............................................     7,464      49,636
    Hackett Group, Inc. (The).........................................    53,321     229,280
   *Harmonic, Inc.....................................................    16,709      87,388
    Hewlett-Packard Co................................................    65,635   1,083,634
   *Hutchinson Technology, Inc........................................       500       1,395
   *I.D. Systems, Inc.................................................    17,291      95,619
    IAC/InterActiveCorp...............................................   125,298   5,168,542
   *Identive Group, Inc...............................................    10,175      13,736
   *Imation Corp......................................................    28,996     107,575
  #*Ingram Micro, Inc. Class A........................................   277,679   5,048,204
   *Insight Enterprises, Inc..........................................    42,100     825,160
   *Integrated Device Technology, Inc.................................   122,208     883,564

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CONTINUED

                                                                       SHARES    VALUE+
                                                                       ------- ----------
Information Technology -- (Continued)
   *Integrated Silicon Solution, Inc..................................  42,178 $  395,208
   *Intermec, Inc.....................................................  15,705    155,165
   *Internap Network Services Corp....................................  32,386    256,173
  #*International Rectifier Corp......................................  79,000  1,539,710
   *Interphase Corp...................................................   2,999      7,497
    Intersil Corp. Class A............................................ 119,798  1,036,253
   *Intevac, Inc......................................................   7,954     33,486
   *IntriCon Corp.....................................................   2,835     13,324
  #*Itron, Inc........................................................  33,397  1,549,287
    IXYS Corp.........................................................   2,155     20,774
   *Key Tronic Corp...................................................  17,623    169,709
    Keynote Systems, Inc..............................................  17,699    276,104
  .*KIT Digital, Inc..................................................  28,634     11,454
   *Kulicke & Soffa Industries, Inc...................................  71,688    811,508
   *KVH Industries, Inc...............................................     600      8,736
   *Lattice Semiconductor Corp........................................   3,874     17,239
    Lexmark International, Inc. Class A...............................  18,801    452,352
    Loral Space & Communications, Inc.................................  26,050  1,528,874
   *LTX-Credence Corp.................................................  17,800    109,292
    ManTech International Corp. Class A...............................  14,180    349,821
    Marchex, Inc. Class B.............................................  32,883    122,325
   *Measurement Specialties, Inc......................................     251      8,860
   *MEMC Electronic Materials, Inc.................................... 154,224    641,572
   *Mentor Graphics Corp..............................................  35,620    610,171
    Methode Electronics, Inc..........................................  79,272    762,597
   *Micron Technology, Inc............................................ 758,908  5,737,344
   #MKS Instruments, Inc..............................................  61,200  1,701,360
   *ModusLink Global Solutions, Inc...................................  68,955    200,659
   *Nanometrics, Inc..................................................   9,472    147,858
   *NCI, Inc. Class A.................................................     686      3,608
   *Newport Corp......................................................  64,756    933,782
   *Novatel Wireless, Inc.............................................   2,979      5,601
   *Official Payments Holdings, Inc...................................   2,151     13,358
   *OmniVision Technologies, Inc......................................  37,132    570,719
   *Online Resources Corp.............................................  18,720     71,323
   *Oplink Communications, Inc........................................  35,876    604,511
    Optical Cable Corp................................................  10,793     45,007
   *PAR Technology Corp...............................................  22,705    100,810
    PC Connection, Inc................................................  39,267    484,947
   *PCM, Inc..........................................................  10,471     69,842
    PC-Tel, Inc.......................................................  33,870    251,315
    Perceptron, Inc...................................................   6,669     49,084
   *Performance Technologies, Inc.....................................  24,790     24,046
   *Pericom Semiconductor Corp........................................  38,555    272,584
   *Pervasive Software, Inc...........................................  35,664    326,326
   *Photronics, Inc...................................................  54,378    325,724
   *Planar Systems, Inc...............................................   3,449      5,967
   *PMC-Sierra, Inc................................................... 146,588    847,279
   *Polycom, Inc......................................................  26,717    294,688
   *Qualstar Corp.....................................................  12,400     19,840
   *Radisys Corp......................................................   9,762     38,072
   *Rambus, Inc.......................................................   1,069      5,837
   *RealNetworks, Inc.................................................  33,602    257,391
   *Reis, Inc.........................................................  13,511    197,396
    RF Industries, Ltd................................................   2,823     15,414
    Richardson Electronics, Ltd.......................................  24,525    297,243
   *Rofin-Sinar Technologies, Inc.....................................   4,560    116,873
   *Rosetta Stone, Inc................................................   1,466     18,999
   *Rovi Corp.........................................................  19,000    328,510
   *Rudolph Technologies, Inc.........................................  25,605    345,411
    SAIC, Inc.........................................................  43,400    525,140

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CONTINUED

                                                                        SHARES      VALUE+
                                                                       --------- ------------
Information Technology -- (Continued)
   *Sandisk Corp......................................................    13,097 $    654,719
   *Sanmina Corp......................................................    35,828      341,083
   *ScanSource, Inc...................................................    14,745      428,490
   *SeaChange International, Inc......................................    37,525      418,404
   *ShoreTel, Inc.....................................................     3,200       13,728
   *Sigma Designs, Inc................................................    14,984       80,015
   *Smith Micro Software, Inc.........................................       500          750
   *SMTC Corp.........................................................     1,200        3,096
   *Sonus Networks, Inc...............................................    14,710       33,392
   *Spansion, Inc. Class A............................................    34,727      399,360
  #*SS&C Technologies Holdings, Inc...................................    25,793      583,696
   *StarTek, Inc......................................................    27,060      116,629
   *SunPower Corp.....................................................    12,686       98,824
    Supertex, Inc.....................................................     9,488      181,411
   *Support.com, Inc..................................................    25,400      105,918
   *Sycamore Networks, Inc............................................    12,687       29,180
   *Symmetricom, Inc..................................................    87,926      473,921
   *SYNNEX Corp.......................................................    55,900    2,009,605
   *Tech Data Corp....................................................    82,952    4,223,086
   *TechTarget, Inc...................................................    23,106      117,378
   *TeleCommunication Systems, Inc. Class A...........................    47,407      107,140
   *Telenav, Inc......................................................     5,245       41,436
    Tellabs, Inc......................................................   241,591      550,827
    Telular Corp......................................................    17,970      199,287
   *Teradyne, Inc.....................................................    26,789      432,910
    Tessco Technologies, Inc..........................................     8,689      194,199
    Tessera Technologies, Inc.........................................    48,635      853,544
    TheStreet, Inc....................................................    35,273       57,495
   *TriQuint Semiconductor, Inc.......................................    44,218      232,144
    TSR, Inc..........................................................       550        1,788
   *TTM Technologies, Inc.............................................    62,635      499,201
    United Online, Inc................................................   121,790      808,686
   *Vicon Industries, Inc.............................................     5,787       15,914
   *Video Display Corp................................................       600        2,250
   *Virtusa Corp......................................................    30,064      622,625
   *Vishay Intertechnology, Inc.......................................   228,349    2,509,556
   *Vishay Precision Group, Inc.......................................     2,871       37,868
   *Westell Technologies, Inc. Class A................................    16,329       29,882
    Western Digital Corp..............................................   212,781   10,000,707
   *WPCS International, Inc...........................................     8,861        4,076
    Xerox Corp........................................................ 1,791,473   14,349,699
   *XO Group, Inc.....................................................     4,792       46,099
    Xyratex, Ltd......................................................    28,253      262,753
   *Yahoo!, Inc....................................................... 1,048,770   20,587,355
   *Zygo Corp.........................................................    18,005      286,460
                                                                                 ------------
Total Information Technology..........................................            192,991,270
                                                                                 ------------

Materials -- (3.5%)
    A. Schulman, Inc..................................................    32,960    1,059,664
   *A.M. Castle & Co..................................................    38,646      651,185
   #Alcoa, Inc........................................................ 1,145,369   10,125,062
   *American Pacific Corp.............................................     7,647      150,493
    Ashland, Inc......................................................   112,560    8,837,086
   #Axiall Corp.......................................................    26,423    1,484,444
    Bemis Co., Inc....................................................    24,092      859,603
    Boise, Inc........................................................    68,104      561,858
   *Buckeye Technologies, Inc.........................................    37,613    1,081,374
    Cabot Corp........................................................    46,280    1,732,260
   *Century Aluminum Co...............................................    32,155      276,855
   *Chemtura Corp.....................................................    49,368    1,171,009
   *Clearwater Paper Corp.............................................    14,095      638,644

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CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------- ------------
Materials -- (Continued)
   *Coeur d'Alene Mines Corp.......................................... 133,765 $  2,902,700
    Commercial Metals Co..............................................  85,208    1,418,713
   *Continental Materials Corp........................................     100        1,726
   *Core Molding Technologies, Inc....................................   2,988       21,065
    Cytec Industries, Inc.............................................  64,700    4,742,510
    Domtar Corp.......................................................  30,917    2,573,222
    Dow Chemical Co. (The)............................................  14,000      450,800
   *Ferro Corp........................................................   4,830       24,633
    Friedman Industries, Inc..........................................  16,110      176,727
    FutureFuel Corp...................................................   6,104       77,826
   *Graphic Packaging Holding Co...................................... 154,000    1,079,540
   *Headwaters, Inc...................................................  23,663      221,486
    Hecla Mining Co................................................... 188,610      990,202
   *Horsehead Holding Corp............................................  43,538      433,638
    Huntsman Corp.....................................................  50,242      885,766
    International Paper Co............................................ 493,615   20,445,533
    Kaiser Aluminum Corp..............................................  27,181    1,689,571
    KapStone Paper & Packaging Corp...................................  40,492      971,808
   *Landec Corp.......................................................  37,056      437,261
   *Louisiana-Pacific Corp............................................ 173,457    3,370,270
    LyondellBasell Industries NV Class A.............................. 121,873    7,729,186
    Materion Corp.....................................................  16,720      449,768
   *McEwen Mining, Inc................................................  17,523       54,847
    MeadWestvaco Corp................................................. 188,451    5,907,939
   *Mercer International, Inc.........................................  17,352      121,290
    Metals USA Holdings Corp..........................................   9,196      165,344
    Minerals Technologies, Inc........................................  34,280    1,418,164
   *Mod-Pac Corp......................................................   1,501       10,530
    Myers Industries, Inc.............................................  64,720      956,562
    Neenah Paper, Inc.................................................   7,684      237,743
   *Northern Technologies International Corp..........................   3,035       40,639
    Nucor Corp........................................................  83,945    3,862,309
    Olin Corp.........................................................  53,161    1,236,525
    Olympic Steel, Inc................................................   9,586      201,402
   *OM Group, Inc.....................................................  42,299    1,168,298
    P.H. Glatfelter Co................................................  50,600      940,148
   *Penford Corp......................................................  26,922      220,760
    Reliance Steel & Aluminum Co......................................  93,801    6,070,801
   *Resolute Forest Products..........................................   4,676       63,781
    Rock Tenn Co. Class A.............................................  26,305    2,076,780
   *RTI International Metals, Inc.....................................  50,032    1,420,909
    Schnitzer Steel Industries, Inc. Class A..........................  21,397      622,225
    Sealed Air Corp...................................................  45,299      847,997
    Sensient Technologies Corp........................................  18,766      714,985
   *Spartech Corp.....................................................  30,589      291,513
    Steel Dynamics, Inc...............................................  94,919    1,443,718
   *Stillwater Mining Co..............................................  77,500    1,043,150
   *SunCoke Energy, Inc...............................................  62,210    1,031,442
    Synalloy Corp.....................................................   5,144       73,096
  #*Texas Industries, Inc.............................................  33,762    1,919,032
    Tredegar Corp.....................................................  40,177      916,437
   *Universal Stainless & Alloy Products, Inc.........................   9,093      324,893
    Vulcan Materials Co...............................................  58,246    3,294,394
    Wausau Paper Corp.................................................  14,684      141,994
    Westlake Chemical Corp............................................  84,076    7,723,221
   *Worthington Industries, Inc.......................................  47,320    1,300,354
  #*Zoltek Cos., Inc..................................................  34,022      277,279
                                                                               ------------
Total Materials.......................................................          127,863,989
                                                                               ------------

Other -- (0.0%)
  .*Gerber Scientific, Inc. Escrow Shares.............................  47,409           --

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CONTINUED

                                                                           SHARES              VALUE+
                                                                         -----------       --------------
Other -- (Continued)
  .*Petrocorp, Inc. Escrow Shares.......................................         900       $           54
  .*Price Communications Liquidation Trust..............................      47,738                   --
                                                                                           --------------
Total Other.............................................................                               54
                                                                                           --------------

Telecommunication Services -- (6.1%)
    AT&T, Inc...........................................................   4,065,906          141,452,870
    Atlantic Tele-Network, Inc..........................................          84                3,636
   *Cbeyond, Inc........................................................      12,193              107,298
    CenturyLink, Inc....................................................     536,163           21,687,793
   *Consolidated Communications Holdings, Inc...........................          --                   --
   #Frontier Communications Corp........................................     696,949            3,185,057
   *General Communications, Inc. Class A................................      44,167              375,861
  #*Leap Wireless International, Inc....................................       8,393               48,512
    Lumos Networks Corp.................................................         500                4,855
   *MetroPCS Communications, Inc........................................     227,572            2,282,547
   *ORBCOMM, Inc........................................................      44,499              187,786
    Shenandoah Telecommunications Co....................................       2,126               31,167
   *Sprint Nextel Corp..................................................   3,629,981           20,436,793
    Telephone & Data Systems, Inc.......................................     154,629            3,910,567
   *United States Cellular Corp.........................................      33,568            1,276,927
    USA Mobility, Inc...................................................      12,522              144,754
    Verizon Communications, Inc.........................................     623,041           27,170,818
   *Vonage Holdings Corp................................................       7,187               18,758
                                                                                           --------------
Total Telecommunication Services........................................                      222,325,999
                                                                                           --------------

Utilities -- (0.3%)
   *Calpine Corp........................................................      62,921            1,241,431
    Consolidated Water Co., Ltd.........................................       5,193               46,425
    Genie Energy, Ltd. Class B..........................................       5,000               35,700
   *NRG Energy, Inc.....................................................     285,815            6,859,560
   #Ormat Technologies, Inc.............................................      20,134              428,049
    SJW Corp............................................................       6,569              178,151
    UGI Corp............................................................      35,178            1,239,673
                                                                                           --------------
Total Utilities.........................................................                       10,028,989
                                                                                           --------------
TOTAL COMMON STOCKS.....................................................                    3,571,246,450
                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
  .*Capital Bank Financial Corp. Contingent Value Rights................      29,890                6,576
  .*CVR Energy, Inc. Contingent Value Rights............................      44,674                   --
                                                                                           --------------
TOTAL RIGHTS/WARRANTS...................................................                            6,576
                                                                                           --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares..  12,831,452           12,831,452
                                                                                           --------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                            (000)
                                                                         -----------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@ DFA Short Term Investment Fund.....................................   4,946,106           57,226,447
   @ Repurchase Agreement, JPMorgan Securities LLC 0.20%, 02/01/13
     (Collateralized by $420,425 FNMA, rates ranging from 2.100%(r)
     to 6.163%(r), maturities ranging from 01/01/23 to 10/01/42,
     valued at $421,471) to be repurchased at $408,181.................. $       408              408,179
                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL.....................................                       57,634,626
                                                                                           --------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          VALUE+
                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,602,878,337)^^.................                $3,641,719,104
                                                                                      ==============

Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                     --------------------------------------------------
                                                        LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                                     -------------- ----------- -------- --------------
Common Stocks
   Consumer Discretionary........................... $  669,844,853          --       -- $  669,844,853
   Consumer Staples.................................    273,238,836          --       --    273,238,836
   Energy...........................................    606,923,833 $     2,355       --    606,926,188
   Financials.......................................    615,310,674          --       --    615,310,674
   Health Care......................................    345,139,085     264,225       --    345,403,310
   Industrials......................................    507,298,375      13,913       --    507,312,288
   Information Technology...........................    192,979,816      11,454       --    192,991,270
   Materials........................................    127,863,989          --       --    127,863,989
   Other............................................             --          54       --             54
   Telecommunication Services.......................    222,325,999          --       --    222,325,999
   Utilities........................................     10,028,989          --       --     10,028,989
Rights/Warrants.....................................             --       6,576       --          6,576
Temporary Cash Investments..........................     12,831,452          --       --     12,831,452
Securities Lending Collateral.......................             --  57,634,626       --     57,634,626
                                                     -------------- ----------- -------- --------------
TOTAL............................................... $3,583,785,901 $57,933,203       -- $3,641,719,104
                                                     ============== =========== ======== ==============

              See accompanying Notes to Schedules of Investments.

ORGANIZATION

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2013, the Trust consisted of twelve operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

   The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have be included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 for the period ended January 31, 2013.

FINANCIAL INSTRUMENTS

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2013.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At January 31, 2013, the Series had no outstanding futures contracts.

FEDERAL TAX COST

   At January 31, 2013, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series................................................. $8,221,794,950
The DFA International Value Series..............................................  7,324,791,595
The Emerging Markets Series.....................................................  2,050,131,288
The Tax-Managed U.S. Marketwide Value Series....................................  2,603,529,946

RECENTLY ISSUED ACCOUNTING STANDARDS

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010, a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value

Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: March 27, 2013


By:  /s/ David R. Martin
     -----------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: March 27, 2013